Exhibit 99.10

Customer Loan ID	Loan Exception ID	Exception ID	Originator QM/ATR Status	TPR QM/ATR Status	Exception Approved Pre Origination	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Material Exception Flag	Subject to Predatory Lending	HUD Category	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moody's Exception Grade	Final Moody's Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Exception Status
301020320	b9b8b98d-3cb9-40bf-a581-24215a613a12	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes and Insurance as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX. Provided re-disclosed CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 41.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.85% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301020320	7ddae2c4-e59a-4a90-a1b5-49ff42b19277	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 41.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.85% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301020320	d2e0340b-1a05-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		12/27/2018: A CDA provided reflecting a value of $XXXXXXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 41.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.85% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175795	7f5c4c7b-8f07-4da2-86f4-8922049dfaf7	3169		QM/Agency Safe Harbor		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of non-borrower spouse receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. Evidence of electronic receipt of initial CD is null and void due to the missing e-consent form; therefore, the mailbox rule was applied.	05/06/2019: Please review the attached timeline provided showing when each document was received and acknowledged. Thanks.	05/08/2019: Lender provided disclosure tracker verifying borrower received initial CD 3 days prior to consummation. Condition cleared.					3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175795	f4cda907-4bd3-4a68-9f49-77b32ba23789	48		QM/Agency Safe Harbor		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	05/08/2019: Please review the attached email received from the Lender for this file confirming there are no affiliations. Thanks05/06/2019: Can you please elaborate on this request? Was there something you found within the file that would give the indication there was an affiliated business arrangement?
05/09/2019: Lender provided attestation there were no affiliated businesses on this loan.  Condition cleared.05/08/2019: Lender responded requesting if there was something in the file indicating there was a business relationship.  Audit confirmed the Affiliated Business Disclosure was not found in the loan file and there was not an attestation stating there were no affiliates.  An Affiliated Business Disclosure would be required.  Provide Affiliated Business Disclosure or an attestation verifying no affiliates.  Condition remains. Finding deemed non-material, loan will be graded a B for all agencies
																2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301175795	b2312e8d-5ff1-4362-bf76-a0f0d4cfdfd7	3326		QM/Agency Safe Harbor		Compliance		Missing E Consent Disclosure	Missing the Non-borrower XXXXXXX Consent to Receive Communications Electronically.	05/06/2019: This would not be applicable as this is not a borrower.	05/08/2019: Lender responded this is not applicable since XXXXXX is not a borrower. Audit confirmed since this is an investment property the non-borrowing XXXXXX does not require an e-consent. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301175793	97eb8f54-7b60-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	04/25/2019: Please rescind, CU score of 2.2 on AUS (pg 165 of loan file)	04/30/2019: Lender responded CU score is 2.2 on AUS. Audit confirmed the CU score is 2.2 on AUS which does not require a CDA. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301175792	1411a005-8660-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided		04/24/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.33% Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 244.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175791	99475095-1b62-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		04/24/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.77 months reserves. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 19.76% DTI Years on Job Borrower has been on current job for 12.33 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234625	496632ad-1e99-e911-bdd2-f4e9d4a75ba2	2992		Not Covered/Exempt		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	7/24/19 XX: Please rescind. On conventional files either the parcel number or legal description need to match between title and the appraisal. The appraisal specifies the Block and lot numbers which are indicated on the title commitment as well as the information from the county register that was sent in the submission package (page 224 of submission). This is clearly the subject property and there are not any red flags.	07/25/2019: Audit consulted with management. Per updated guidance, condition may be cleared since legal description matches. Condition cleared.	Years on Job Borrower has 5 years on job Disposable Income is higher than guideline minimum UW Guides required no disposable income, loan qualified with $XXXX.XX in disposable income Years in Field Borrower has 9 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301234625	d184e12e-fb98-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided. The CU Risk Score not provided in file.		07/22/2019: Field Review provided in lieu of CDA reflecting a value of $XXXXXX.XX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.	Years on Job Borrower has 5 years on job Disposable Income is higher than guideline minimum UW Guides required no disposable income, loan qualified with $XXXX.XX in disposable income Years in Field Borrower has 9 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234624	1c519973-ed98-e911-bdd2-f4e9d4a75ba2	23		Not Covered/Exempt		Credit		Failure to obtain Credit Report	A copy of the most recent credit report was not provided.	7/18/19 XX: Please see attached updated credit report.	07/18/2019: Lender provided updated credit report. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with CLTV of 74.01%. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified wtih DTI of 38.51%. Reserves are higher than guideline minimum UW guides require 5.83 months reserves, loan qualified with 13.30 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234624	6c07fd25-ee98-e911-bdd2-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Evidence to support the omission of liability #1 on final application not provided. Evidence to support the omission is required in order for the loan to be classified as a Temporary Qualified Mortgage.	7/31/19: Please see attached property profile report showing this property was sold.	08/01/2019: Received property profile verifying property was sold. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with CLTV of 74.01%. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified wtih DTI of 38.51%. Reserves are higher than guideline minimum UW guides require 5.83 months reserves, loan qualified with 13.30 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234624	9a9cdff6-ed98-e911-bdd2-f4e9d4a75ba2	1692		Not Covered/Exempt		Credit		Missing Evidence REO Property is Owned Free and Clear	Evidence property #1 on the final application is free & clear not provided.	07/18/2019: Please see attached open lien report showing XXXXXXXXXXXXXXXXXX as free and clear	07/18/2019: Lender provided open lien report evidencing no liens. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with CLTV of 74.01%. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified wtih DTI of 38.51%. Reserves are higher than guideline minimum UW guides require 5.83 months reserves, loan qualified with 13.30 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234624	5bed5ee5-ec98-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score is missing.		07/05/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with CLTV of 74.01%. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified wtih DTI of 38.51%. Reserves are higher than guideline minimum UW guides require 5.83 months reserves, loan qualified with 13.30 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234623	106f014e-f061-45a9-9d5c-c660c5225691	3217		Not Covered/Exempt		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable	07/05/2019: Please rescind this condition. See attached tax bill and tax confirmation that the amount was only $XXXX.XX. The tax information was in the original upload	07/05/2019: Audit reviewed Lender calculations, and has determined that sufficient evidence was provided to verify lender calculations for subject property taxes. Condition cleared.	FICO is higher than guideline minimum Loan qualified with FICO of 719 Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XXXX.XX. Years in Field Borrower has 25 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234623	6612f0d8-1191-4c0d-a035-10d884002371	3218		Not Covered/Exempt		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1 - 30 at $XXXX.XX, the calculated payment amount is Years 1 - 30 $XXX.XX. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	07/05/2019: Please rescind this condition. See attached tax bill and tax confirmation that the amount was only $XXXX.XX. The tax information was in the original upload	07/05/2019: Audit reviewed Lender calculations, and has determined that sufficient evidence was provided to verify lender calculations for subject property taxes. Condition cleared.	FICO is higher than guideline minimum Loan qualified with FICO of 719 Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XXXX.XX. Years in Field Borrower has 25 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234623	296f6dfc-81f3-407d-b123-83638b0e18c5	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	07/05/2019: Please rescind this condition. See attached tax bill and tax confirmation that the amount was only $XXXX.XX. The tax information was in the original upload	07/05/2019: Audit reviewed Lender calculations, and has determined that sufficient evidence was provided to verify lender calculations for subject property taxes. Condition cleared.	FICO is higher than guideline minimum Loan qualified with FICO of 719 Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XXXX.XX. Years in Field Borrower has 25 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234623	acefb2d4-db6c-4a67-af97-c70048e36fd7	3250		Not Covered/Exempt		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD is completed in error for required data under the Loan Disclosures section for the field titled Escrowed Property - Costs Over Year 1. The amount for hazard insurance and county property taxes reflects $XXXX.XX vs the actual amount of $XXXX.XX. Provide re-disclosed CD and letter of explanation.	07/05/2019: Please rescind this condition. See attached tax bill and tax confirmation that the amount was only $XXXX.XX. The tax information was in the original upload	07/05/2019: Audit reviewed Lender calculations, and has determined that sufficient evidence was provided to verify lender calculations for subject property taxes. Condition cleared.	FICO is higher than guideline minimum Loan qualified with FICO of 719 Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XXXX.XX. Years in Field Borrower has 25 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234623	0a474c9e-2c99-e911-bdd2-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 34.00%. Due to the improper calculation of debts, the actual DTI is 42.70%. The lender used $XXX.XX for monthly XXX XXX obligation. The XXX XXX XXX in file reflects a monthly obligation of $XXXX.XX. The lender also did not include monthly revolving debts of $XX.XX, $XX.XX, and $XX.XX reflected on the borrowers credit report dated XX/XX/XXXX.	7/5/19 Please rescind this condition or detail how you obtained at the ratio of XX.XX? If you add the XXXXXXXXXXXX additional amount of $XX.XX and the additional debts of $XX.XX and $XX.XX The ratio would only increase from 34% to 34.48%. We utilized the $XXXX.XX from the appraisal for rental income for our subject property.	07/10/2019: Audit reviewed Lender's response and has re-calculated the debt. The audit re-calculation is as follows: Primary PITIA $XXX.XX plus $XXXX XXXXXXXX, plus $XXX revolving debt plus negative rental income of $XX.XX (which included negative rent of $XXX.XX from XXXXXXXXXXXXX and positive rent of $XX.XX from subject property) = $XXXX.XX divided by income of $XXXX.XX = 35.27% DTI which is within tolerance. Exception rescinded.	FICO is higher than guideline minimum Loan qualified with FICO of 719 Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XXXX.XX. Years in Field Borrower has 25 years in field.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301234622	885301f5-1d99-e911-bdd2-f4e9d4a75ba2	724		QM/Agency Safe Harbor		Credit		Missing Documentation	AUS guidelines require verification of 12 month payment history for the current mortgage. A payment history was not provided.	7/14/19 Please rescind this condition. The XXXXXXXXXXXXX is in the name of XXXXXXXX XXXXXXXXXXXXXX Trust, therefore, no VOM is required. See attached.	07/17/2019: Received mortgage statement verifying loan is not in borrower's name. Note, this was not located in original loan file. Condition cleared.	CLTV is lower than guideline maximum UW guides maximum CLTV is 80%, loan qualified with CLTV of 67.06%. Reserves are higher than guideline minimum UW guides require 6 mnths reserves, loan qualified with 29 months reserves. Years in Field Borrower has 10 years in the same field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234622	0577daa7-1c99-e911-bdd2-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score was not provided.		07/05/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	CLTV is lower than guideline maximum UW guides maximum CLTV is 80%, loan qualified with CLTV of 67.06%. Reserves are higher than guideline minimum UW guides require 6 mnths reserves, loan qualified with 29 months reserves. Years in Field Borrower has 10 years in the same field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259768	cb21d8e0-21ae-e911-abc7-f4e9d4a75a52	3228		Not Covered/Exempt		Compliance		Missing Loan Estimate / LE Not in File	The LE/CD dated XX/XX/XXXX is missing from the loan file. No Cure - Missing document not provided.		08/15/2019: Audit reviewed Lenders response, Lender provided a PCCD, LOX, refund check and POD for the increase in fees that were not disclosed to the borrower when the rate lock was extended. Loan will be graded a B. Condition downgraded	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 44.90 months reserves Years Self Employed Borrower has 3 1/2 years Self Employed. Years in Primary Residence Borrower has resided in primary for 5 years.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301259768	cf8d5fe3-15ae-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Missing signed copy of the 1040s in file.	08/08/2019: XX 8/8/19: Please see attached XXXX transcripts and signed XXXX tax returns.	08/09/2019: Lender provided XXXX Tax Transcripts and signed XXXX 1040 signature page. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 44.90 months reserves Years Self Employed Borrower has 3 1/2 years Self Employed. Years in Primary Residence Borrower has resided in primary for 5 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219787	b2f6f8c8-a477-48e4-8f30-0c37f2de6600	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided.		06/18/2019: Received evidence Borrower was provided FACTA notice. Condition cleared.6.7.2019: Finding deemed non-material, loan will be graded a B for all agencies.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income Years on Job Borrower has 21 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301219787	95038086-137b-4517-b443-6220f74b9042	3212		Not Covered/Exempt		Compliance		Total of Payments is not accurate	The final CD reflected total of payments as $XXXXXXX.XX. The actual total of payments is $XXXXXXX.XX, an under-disclosure of $XXX.XX. Provide corrected CD, LOE and proof of delivery to the Borrower, re-open rescission if applicable.	6/19/2019: Please rescind condition - the TOP is correctly stated on the final CD. It is the total of the P&I payments of $XXXX.XX x 359 payments plus the last payment of $XXXX.XX per the amortization schedule plus the final CD Section D of $XXXX.XX plus prepaid interest of $XXX.XX.	06/21/2019: Audit manually calculated TIP/TOP. Total of payments $XXXXXXX.XX. Total interest percentage 101.74%. Both match PCCD. Condition rescinded.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income Years on Job Borrower has 21 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301219787	49040df4-2d89-e911-bdd2-f4e9d4a75ba2	909		Not Covered/Exempt		Credit		Missing AUS results	The AUS (DU) in file is incomplete. Page 1 under Summary of Findings is missing information. Additional conditions may apply.		06/18/2019: Received complete, legible copy of AUS findings. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income Years on Job Borrower has 21 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301219787	61182889-2d89-e911-bdd2-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Missing payment history for subject loan with private lender to meet DU requirement. If the mortgage is currently 60 days or more past due or has been 60 days or more past due in the last 12 months, the loan case file is ineligible for delivery. Borrower has owned subject since XX/XXXX. Additional conditions may apply.	07/18/2019: Property was financed by Private Lender with no payment required. Loan was accruing interest and had a balloon payment on XX/XX/XXXX. Copy of the Note and Payoff were sent with the loan file and are attached here. Please rescind.	07/18/2019: Audit reviewed the Lender Rebuttal, and has determined that documentation submitted was not located within the original loan file. Copy of Note and Mortgage statement up to XX/XX/XXXX is sufficient to verify no lates greater than 60 days of closing. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income Years on Job Borrower has 21 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227918	b070f111-b096-e911-bdd2-f4e9d4a75ba2	23		Not Covered/Exempt		Credit		Failure to obtain Credit Report	The Credit Report on the AUS (LP) was report number XXXXXXXXX with a FICO of 788 is missing from the loan file. Additional conditions may apply.	07/19/2019: Please see the attached Credit Report	07/22/2019: Received credit report matching AUS findings. Condition cleared.07/02/2019: Credit report provided does not match AUS findings. Per AUS, page 425, please provide credit report #XXXXXXX with borrower scores of 838/814/803 and co-borrower scores of 797/785/788. Condition remains.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 5 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.81% Years on Job Borrower has 13.83 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227918	cfead239-b096-e911-bdd2-f4e9d4a75ba2	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	The years employed in line of work/profession is missing from the final loan application. Additional conditions may apply.	6/27/2019: The years employed in line of work/profession is not a 1003 requirement. Please rescind this condition.	07/08/2019: Audit acknowledges the client approved guideline exception. Loan will be rated a B. 07/02/2019: Audit reviewed lender's rebuttal and disagrees. Confirmed with management information is required. Condition remains.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 5 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.81% Years on Job Borrower has 13.83 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301234621	9a12dcb1-3e9f-e911-bdd2-f4e9d4a75ba2	795		Not Covered/Exempt		Credit		Failure to obtain Verbal Verification of Employment	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower. Additional conditions may apply.	7/24/19 XX: Please rescind. XXX has avariance with LP where the VVOE can be dated within 30 days of the note date. The note date is XX/XX/XXXX and the VVOE was completed on XX/XX/XXXX which would meet the 30 day requirement	07/25/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW guides require 6 month reserve, loan qualified with 67.39 month reserves FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 798 LTV is lower than guideline maximum UW guides maximum 80%, loan qualified at 58.06%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301219785	f9f92512-6789-e911-bdd2-f4e9d4a75ba2	1677		QM/Agency Safe Harbor		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the broker. Finding deemed non-material, loan will be graded a B for all agencies	6/14/2019: please see attachment	06/18/2019: Received attestation no affiliates. Condition cleared.06/11/2019: Audit reviewed Lender response, an affiliated business disclosure for the title company was provided, however and affiliated business disclosure is needed for the broker. Condition Maintained.06/10/2019: Finding deemed non-material, loan will be graded a B for all agencies	Years Self Employed Borrower has been self employed 35 years. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 18.45%. Reserves are higher than guideline minimum UW guides require 9.90 months reserves, loan qualified wtih 107.60 months reserves.				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301219785	b7cc8f3e-878b-e911-bdd2-f4e9d4a75ba2	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.	7/15/19 XX: Please see attached. VOB was obtained and reviewed by the Senior Underwriter, XXXXXXXXXXXXXX.	07/17/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Years Self Employed Borrower has been self employed 35 years. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 18.45%. Reserves are higher than guideline minimum UW guides require 9.90 months reserves, loan qualified wtih 107.60 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219785	9e7a84d1-6689-e911-bdd2-f4e9d4a75ba2	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Missing evidence to support entry of "other" in PITIA calculations for REO#1 on the final application. Additional conditions may apply.	07/18/2019: Please rescind and the "other expenses" are from Schedule E. REO #1 on the final application is XXXX-XXXX XXXXXXXX Road. Other Expenses of $XXXX.XX is Line 20 Total Expenses minus the Insurance, Mtg Interest Paid, Taxes, and Depreciation/Depletion, divided over 12 months. $XXXXX - $XXX - $XXXX - $XXXX - $XXX = $XXXXXX / 12 = $XXXX.XX/month. Further documentation is not required.	07/19/2018: Audit reviewed the Lender Rebuttal, and has determined that the explanation is deemed acceptable. Condition cleared.	Years Self Employed Borrower has been self employed 35 years. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 18.45%. Reserves are higher than guideline minimum UW guides require 9.90 months reserves, loan qualified wtih 107.60 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219785	55a74fd5-6389-e911-bdd2-f4e9d4a75ba2	1692		QM/Agency Safe Harbor		Credit		Missing Evidence REO Property is Owned Free and Clear	Evidence property A on Schedule E Part I page 2 of the XXXX tax returns is free and clear not provided. Additional conditions may apply.	7/15/19 XX: Please rescind showing as XXXXXXXXXXXX as free & clear was provided with the original submission. Page 212 is an open lien report for XXXXXXXXXXXXXXX (APN XXXXX-XXX-XXX), showing no open liens. Page 237 shoing that APN XXXXX-XXX-XXX is commonly known as XXXXXXXXXX. An online search for XXXXXXXXX pulls up XXX XXXXXXXXX. These 2 addresses are the same property, and it is free & clear. Further supported by no Mortgage Interest Paid claimed on Schedule E.	07/17/2019: Review of the information determines the two properties are one and the same. Exception rescinded.	Years Self Employed Borrower has been self employed 35 years. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 18.45%. Reserves are higher than guideline minimum UW guides require 9.90 months reserves, loan qualified wtih 107.60 months reserves.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301219785	4c31df60-6789-e911-bdd2-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score is missing.		06/12/2019: Audit reviewed Lender response. AVM reviewed. Condition cleared.	Years Self Employed Borrower has been self employed 35 years. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 18.45%. Reserves are higher than guideline minimum UW guides require 9.90 months reserves, loan qualified wtih 107.60 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234619	0171e625-8da1-e911-bdd2-f4e9d4a75ba2	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for Borrowers business reflected in final loan application (1003).
										07/15/2019: Please see attached. The VOB was obtained and reviewed by the Senior Underwriter,	07/15/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.64 Years in Field Borrower has 10 years self-employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 88 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234619	001da33f-95a1-e911-bdd2-f4e9d4a75ba2	1616		QM/Agency Safe Harbor		Credit		Failure to Obtain a Fully Completed Loan Application	The final loan application (1003) is incomplete. Missing Yrs on this job for borrowers self-employment.	07/15/2019: Please see attached.	07/15/2019: Audit reviewed updated final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.64 Years in Field Borrower has 10 years self-employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 88 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234619	a738041e-4da0-e911-bdd2-f4e9d4a75ba2	1688		QM/Agency Safe Harbor		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for property #2 on the final application not provided.
7/17 XX: Please rescind. According to the final application, property #2 is XXXXXXXXXX X. Since the property was claimed for 365 days on the most recent Schedule E, okay to use Line 9 to document insurance for the property. At the time of application, the most recent tax returns filed were the XXXX tax returns. An extension for the XXXX tax returns were provided. XXXX tax returns cannot be used if they were not filed yet. Okay to use the most recent year's Schedule E to document insurance and the most recent year filed is XXXX. Please rescind. The AUS finding referred to in the XX/XX Audit response is only in regards to income. 07/15/2019: Please rescind as the insurance is evidenced on Schedule E of the XXXX tax returns. When there are 365 Fair Rental Days reporting on Schedule E, which there is for this loan, the insurance on line 9 of Schedule E can be used to document HOI for an REO. $XXXX / 12 = $XXX.XX/month. This can be found on page 137 of the original submission.
											07/17/2019: Audit reviewed Lenders response. Exception rescinded.07/15/2019: Audit reviewed the Lender Rebuttal, and has determined that the AUS requires the most RECENT federal income tax return (pages 1,2 and Schedule E) to verify net rental income or loss. Provide the pages 1,2 and Schedule E from XXXX Returns -OR- current HOI declaration page with yearly premium. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.64 Years in Field Borrower has 10 years self-employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 88 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301234619	e68881e9-8ca1-e911-bdd2-f4e9d4a75ba2	914		QM/Agency Safe Harbor		Credit		Missing income documentation	Evidence borrower filed extension for filing XXXX personal tax returns.	07/15/2019: Please rescind as the XXXX extension was provided with the original submission, on page 171.	07/15/2019: Audit re-analyzed the loan file, and has determined that the XXXX Extension was located on 171 within the original loan file. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.64 Years in Field Borrower has 10 years self-employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 88 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301234619	cc91ebbf-8da1-e911-bdd2-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 2.6.	07/08/2019: CDA posted to trailing docs XX/XX	07/09/2019: A CDA provided reflecting a value of $XXXXXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.64 Years in Field Borrower has 10 years self-employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 88 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219782	bc25f6e1-b88a-e911-bdd2-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	Client Overlay Exception, Client to Review - 46.33% > 45% maximum DTI allowed per agency overlays for investment properties.	8/1/19 XX Please rescind this. Sent to client to review since XX/XX/XXXX	08/02/2019: Audit consulted with client, and has determined that Client Overlay does not apply to Agency eligible loan. Condition rescinded. 08/02/2019: Exception is pending review from client. Condition remains.	FICO is higher than guideline minimum The loan qualified with a 808 FICO Full Documentation Full documentation loan CLTV is lower than guideline maximum The loan qualified with a 68.97% CLTV				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301219782	1b154f96-46b8-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU. Missing tax transcripts dated XX/XX/XXXX reflected on DU.		08/08/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #16 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum The loan qualified with a 808 FICO Full Documentation Full documentation loan CLTV is lower than guideline maximum The loan qualified with a 68.97% CLTV				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219782	48ce97c3-b88a-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing CDA report. No CU value in file.		06/18/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum The loan qualified with a 808 FICO Full Documentation Full documentation loan CLTV is lower than guideline maximum The loan qualified with a 68.97% CLTV				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234618	a0209f55-f499-e911-bdd2-f4e9d4a75ba2	4		QM/Agency Safe Harbor		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 44.88%. Due to the improper calculation of income, the actual DTI is 54.45%. The final 1003 reflects $XXXX.XX insurance/maintenance/taxes/misc. for REO #3 in addition to $XXXXX PITI which results in a $XXXX.XX total payment. Using $XXXX.XX/month rental income per XXXX schedule E results in a monthly loss of $XXXX.XX vs. $XXXX.XX loss due to not including the $XXXX.XX insurance/maintenance/taxes/misc. per the final 1003.	7/26/19 XX Please rescind this condition. Refer to our rental calculation that the $XXXX.XX is included in other expenses.7/18/19 XX Please rescind this condition based on the attached rental income calculation.
08/01/2019:  Audit recalculated rental income.  Revised DTI 43.59% which is within 3% tolerance.  Condition rescinded.07/29/2019: Audit reviewed Lenders response, however; Lenders calculations received is utilizing Total rents received without deducting expenses from tax returns (Lender is utilizing Total rents received $XXXXXX.XX/12 XXXX.XX - PITIA $XXXX.XX = -XXXX.XX) (Audit calculations: Rental calculations from tax returns the adjusted Yearly Rent is $XXXXX.XX/12=$XXXX.XX-PITIA(XXXX.XX) = Negative rent of $XXXX.XX. (Rent calculations Total Expenses XXXXX.XX- XXXXX.XX (includes Ins. XXXX.XX, MTG Interest XXXXX.XX, Tax XXXXX.XX, Depreciation XXXX.XX)=XXXXXX – Total rents received $XXXXX.XX = XXXXX.XX (Net Total Rents Received)/12=$XXXX.XX Monthly Rental Income - -PITIA(XXXX.XX) = Negative rent of $XXXX.XX)). Exception remains.07/19/2019: Audit reviewed Lenders response, however; after Rental calculations from tax returns the adjusted Yearly Rent is $XXXXX.XX/12=$XXXX.XX-PITIA(XXXX.XX) = Negative rent of $XXXX.XX. (Rent calculations Total Expenses XXXXX.XX- XXXXX.XX (includes Ins. XXXX.XX, MTG Interest XXXXX.XX, Tax XXXXX.XX, Depreciation XXXX.XX)=XXXXXX – Total rents received $XXXXX.XX = XXXXX.XX (Net Total Rents Received)/12=$XXXX.XX Monthly Rental Income - -PITIA(XXXX.XX) = Negative rent of $XXXX.XX). Exception remains.
												CLTV is lower than guideline maximum Loan qualified with CLTV of 40% FICO is higher than guideline minimum Loan qualified with FICO of 758 Years Self Employed Borrower has 23.75 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301234618	e9683162-f499-e911-bdd2-f4e9d4a75ba2	992		QM/Agency Safe Harbor		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects a maximum allowable DTI of 44.88%. Due to the improper calculation of income, the actual DTI is 54.45%. The lender used incorrect monthly rental loss of $XXXX.XX for REO #3 on final application vs. actual monthly loss of $XXXX.XX.	7/26/19 XX Please rescind this condition. Refer to our rental calculation that the $XXXX.XX is included in other expenses.7/18/19 XX Please rescind this condition based on the attached rental income calculation.
08/01/2019:  Audit recalculated rental income.  Revised DTI 43.59% which is within 3% tolerance.  Revised AUS is not required.  Condition rescinded.07/29/2019: Audit reviewed Lenders response, however; Lenders calculations received is utilizing Total rents received without deducting expenses from tax returns (Lender is utilizing Total rents received $XXXXX.XX/12 XXXX.XX - PITIA $XXXX.XX = -XXXX.XX) (Audit calculations: Rental calculations from tax returns the adjusted Yearly Rent is $XXXXX.XX/12=$XXXX.XX-PITIA(XXXX.XX) = Negative rent of $XXXX.XX. (Rent calculations Total Expenses XXXXX.XX- XXXXX.XX (includes Ins. XXXX.XX, MTG Interest XXXXX.XX, Tax XXXXX.XX, Depreciation XXXX.XX)=XXXXX – Total rents received $XXXXX.XX = XXXXX.XX (Net Total Rents Received)/12=$XXXX.XX Monthly Rental Income - -PITIA(XXXX.XX) = Negative rent of $XXXX.XX)). Exception remains.07/19/2019: Audit reviewed Lenders response, however; after Rental calculations from tax returns the adjusted Yearly Rent is $XXXXX.XX/12=$XXXX.XX-PITIA(XXXX.XX) = Negative rent of $XXXX.XX. (Rent calculations Total Expenses XXXXX.XX- XXXXX.XX (includes Ins. XXXX.XX, MTG Interest XXXXX.XX, Tax XXXXX.XX, Depreciation XXXX.XX)=XXXXXX – Total rents received $XXXXX.XX = XXXXX.XX (Net Total Rents Received)/12=$XXXX.XX Monthly Rental Income - -PITIA(XXXX.XX) = Negative rent of $XXXX.XX). Exception remains.
												CLTV is lower than guideline maximum Loan qualified with CLTV of 40% FICO is higher than guideline minimum Loan qualified with FICO of 758 Years Self Employed Borrower has 23.75 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301234618	f3314cb4-55b5-e911-abc7-f4e9d4a75a52	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU. Missing tax transcript dated XX/XX/XXXX reflected on DU.	08/06/2019: Please rescind this condition. The Tax Transcripts were returned XX/XX @ 7:19 PM and the AUS states XX/XX/XXXX. The timing of the dates is non material and should not be a concern. The reference # is the same.08/02/2019: Please see attachment	08/06/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #20 was validated by said documentation submitted. Condition cleared.08/05/2019: Audit reviewed Lender's response and has determined the tax transcript provided is dated XX/XX/XXXX. The DU reflects a transcript dated XX/XX/XXXX was provided. Please provide tax transcript dated XX/XX/XXXX. Condition remains.	CLTV is lower than guideline maximum Loan qualified with CLTV of 40% FICO is higher than guideline minimum Loan qualified with FICO of 758 Years Self Employed Borrower has 23.75 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234618	c0bb47e1-f399-e911-bdd2-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score not provided.		07/01/2019: A CDA report reflecting a value $XXXXXXXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum Loan qualified with CLTV of 40% FICO is higher than guideline minimum Loan qualified with FICO of 758 Years Self Employed Borrower has 23.75 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227915	eccb58ce-7396-e911-bdd2-f4e9d4a75ba2	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	DU required signed, dated individual tax returns, with all applicable tax schedules for the most recent year; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last year, with all applicable tax schedules. Signed business returns not provided.	07/23/2019:XX - Please see the attached signed personal and business tax returns.	07/23/2019: Audit review of the signed and dated business return is deemed acceptable, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31% Years Self Employed Borrower has been self employed 6.83 years Reserves are higher than guideline minimum UW Guides require 3.68 months reserves, loan qualified with 5.50 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227915	2ec42910-8aad-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	DU required signed, dated individual tax returns, with all applicable tax schedules for the most recent year; signed and dated tax return not provided.	07/23/2019: XX - Please see the attached signed personal and business tax returns.	07/23/2019: Audit review of signed personal and business tax returns is deemed acceptable, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31% Years Self Employed Borrower has been self employed 6.83 years Reserves are higher than guideline minimum UW Guides require 3.68 months reserves, loan qualified with 5.50 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227915	964df881-7396-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report not provided.		06/28/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31% Years Self Employed Borrower has been self employed 6.83 years Reserves are higher than guideline minimum UW Guides require 3.68 months reserves, loan qualified with 5.50 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219778	6f8d511d-8c89-4674-8940-7545b3ffc70f	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX for the HOA vs. the actual amount of $0. No Cure.		06/27/2019: Received explanation letter, air bill and post consummation CD correcting estimated taxes, insurance & assessment and correcting page 4. Condition cleared. Loan will be rated a B for all agencies.	Years in Field Borrower has 30 years in the field DTI is lower than guideline maximum UW Guides with maximum 43% DTI; loan qualified with 31.36% DTI FICO is higher than guideline minimum UW Guides with minimum 700 FICO; loan qualified with a 804 FICO				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301219778	42ce370f-4889-e911-bdd2-f4e9d4a75ba2	81		Not Covered/Exempt		Credit		Loan Amount Less than Guideline Minimum	Client Overlay Exception, Client to Review. The loan amount of $XXXXXX < $XXXXXX minimum loan amount per agency overlay.		06/21/2019: Overlay not applicable to specific trade. Condition Rescinded.	Years in Field Borrower has 30 years in the field DTI is lower than guideline maximum UW Guides with maximum 43% DTI; loan qualified with 31.36% DTI FICO is higher than guideline minimum UW Guides with minimum 700 FICO; loan qualified with a 804 FICO				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301219778	6b62a273-4689-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.		06/13/2019: Lender provided AVM valuation. Condition cleared.	Years in Field Borrower has 30 years in the field DTI is lower than guideline maximum UW Guides with maximum 43% DTI; loan qualified with 31.36% DTI FICO is higher than guideline minimum UW Guides with minimum 700 FICO; loan qualified with a 804 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227913	1eb6a815-9796-e911-bdd2-f4e9d4a75ba2	827		Not Covered/Exempt		Credit		Failure to Obtain Final 1003	No. of Years at current address not provided on final application.	7/17 XX: Please see attached. According to the final CD provided for the other 2 conditions, the borrowers just purchased their primary residence.	07/18/2019: Lender provided 1003 reflecting years in current along with CD verifying current residence was recently purchased. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 4.92 months reserves, loan qualified with 116 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.87%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227913	645fb3ed-8f96-e911-bdd2-f4e9d4a75ba2	1643		Not Covered/Exempt		Credit		Failure to Verify Housing History	DU requires satisfactory housing payment history for 12 months. Payment history for the Borrower primary residence not provided on credit report. VOM/VOR require to verify. Provide evidence of PITI payment. Additional conditions may apply.	7/17 XX: Please see attached. The borrower purchased a primary residence at the same time as this purchase. Attached is the final CD, verifying the PITI payment. The 1003 includes a full 2+ year residence history.	07/18/2019: Lender provided CD verifying current primary residence was purchased within 30 days of the subject transaction. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 4.92 months reserves, loan qualified with 116 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.87%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227913	191a31e7-8f96-e911-bdd2-f4e9d4a75ba2	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for primary residence and property #2 on the final application not provided. Statement for property #2 reflects escrows but does not specify if taxes and insurance are escrowed.	7/17 XX: Please rescind. Per the 1003, property #2 is XXXXXXXXXXXX. This is a standard Conventional loan and proof that both taxes and insurance are escrowed is not required (this guideline only applies to XXXXXXX High Balance/Jumbo/Bank Buster loans). The mortgage statement on page 82 of the original statement shows that the mortgage is escrowed, which is sufficient. The attached CD from the purchase of the primary residence documents that both taxes and insurance are escrowed.	07/17/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 4.92 months reserves, loan qualified with 116 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.87%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227913	0e4d24b5-9696-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		06/28/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 4.92 months reserves, loan qualified with 116 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.87%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227912	0cd0837c-a896-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment
Failure to obtain 3rd party verification of employment:  - Failure to obtain 3rd party verification of employment: - The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.
										07/17/2019: Please see attached. The VOB was obtained and reviewed by the Senior Underwriter,	07/17/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 115 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years Self Employed Borrower has 20 years as S/E per State Business License				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227912	bdbe7685-4a97-e911-bdd2-f4e9d4a75ba2	830		Not Covered/Exempt		Credit		Failure to Obtain Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report for prior 2 month prior to Note date. VOM require to verify.		07/18/2019: Audit reviewed Lender response, Lender advised that AUS did not required a payment history. Exception cleared.	Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 115 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years Self Employed Borrower has 20 years as S/E per State Business License				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234616	4f92538f-179f-e911-bdd2-f4e9d4a75ba2	3254		Not Covered/Exempt		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID) of the Borrower and Seller Real Estate Broker is missing. Provide re-disclosed CD and letter of explanation.		07/05/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804 DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 2.15% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301234616	578f0aa5-159f-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report is not found in the file.	07/08/2019: AVM posted to Trailing docs 7/1	07/09/2019 –The AVM report value of $XXXXXX.XX, to appraisal value of $XXXXXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804 DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 2.15% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227911	1120be8e-c756-4afa-abc4-c393e2fc606f	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided. Finding deemed non-material, loan will be graded a B for all agencies.		07/05/2019: Received evidence Borrower was provided FACTA notice. Condition cleared.06/24/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301227911	3aae56f0-a396-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score is missing.		07/02/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234615	23ec9017-be99-e911-bdd2-f4e9d4a75ba2	822		QM/Agency Safe Harbor		Credit		Assets are not sourced/seasoned	The statement for account #1 on initial application reflects a deposit of $XXXXX.XX on XX/XX/XXXX. There is no evidence in the file documenting the source of the deposit.	07/18/2019: This property is a new purchase of a primary with no mortgage history. This closed just prior to this investment transaction. We were the lender on both transactions. Attached is the purchase agreement as evidence of new purchase. Please Rescind.	07/19/2019: Lender provided Gift Letter which is not acceptable per guidelines. Large deposit sourced (Account not utilized). Exception cleared.	DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 39.18%. CLTV is lower than guideline maximum UW guides maximum CLTV is 80%, loan qualified with CLTV of 66.88%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 780.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301234615	5977bfd4-bd99-e911-bdd2-f4e9d4a75ba2	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Guidelines require verification of the payment history for mortgage #3 on final application. Evidence not provided. Evidence of payment is required in order for the loan to be classified as a Temporary Qualified Mortgage.	07/18/2019: This property is a new purchase of a primary with no mortgage history. This closed just prior to this investment transaction. We were the lender on both transactions. Attached is the purchase agreement as evidence of new purchase. Please Rescind.	07/19/2019: Lender provided documentation verifying newly purchased property. Exception cleared.	DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 39.18%. CLTV is lower than guideline maximum UW guides maximum CLTV is 80%, loan qualified with CLTV of 66.88%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 780.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219773	9d384bd5-e69c-e911-bdd2-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The Lender Guidelines Overlay reflects a maximum allowable DTI of 45.00%. Regardless of the AUS decision, the DTI of 45.00% cannot be exceeded.		08/12/2019: Audit consulted with client, and has determined that Client Overlay for maximum DTI of 45% for investment property does not apply to Agency eligible loan. Condition cleared.	Full Documentation Loan is full documentation. Reserves are higher than guideline minimum UW Guides require 27.00 months reserves, borrower qualified with 39 months reserves. Years on Job Borrower has 23 years on job.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301219773	81c93712-2f89-e911-bdd2-f4e9d4a75ba2	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		07/02/2019: Received executed final application. Condition cleared.	Full Documentation Loan is full documentation. Reserves are higher than guideline minimum UW Guides require 27.00 months reserves, borrower qualified with 39 months reserves. Years on Job Borrower has 23 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219773	024b0a19-efba-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/12/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #17 was validated by said documentation submitted. Condition cleared.	Full Documentation Loan is full documentation. Reserves are higher than guideline minimum UW Guides require 27.00 months reserves, borrower qualified with 39 months reserves. Years on Job Borrower has 23 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252291	18d3cf1e-aea4-e911-bdd2-f4e9d4a75ba2	1457		Not Covered/Exempt		Credit		Failure to Obtain a Fully Completed Loan Application	Final application in file is incomplete, missing time at current residence.		07/30/2019: Audit reviewed Lenders response, Lender provided final Closing Disclosure for the primary residence showing closed same day as the subject. Missing information sourced from other file documents. Loan will be graded a B07/29/2019: Audit reviewed Lenders response, however; no other documents in file verify time at current residence. Exception remains.	Reserves are higher than guideline minimum UW Guides require 8.7 months reserves, loan qualified with 204 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 75% CLTV. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 790 FICO.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301252291	7b46ec9f-aca4-e911-bdd2-f4e9d4a75ba2	1643		Not Covered/Exempt		Credit		Failure to Verify Housing History	DU required satisfactory housing payment history for 12/24 months for REO #3 and #4 on final application. Payment history not provided on credit report. Additional conditions may apply.		07/30/2019: Audit reviewed Lender's rebuttal, Based upon the closing disclosures provided for REO #3 and #4 a housing history would not exist since both properties were purchased the same day as the subject. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 8.7 months reserves, loan qualified with 204 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 75% CLTV. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 790 FICO.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252291	2fd7cc74-ada4-e911-bdd2-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	File is missing proof of Principal and interest payments for REO # 3 and # 4 on final application to verify the cash flow calculations for DTI. Additional conditions may apply.		07/30/2019: Audit reviewed Lender's response, Lender provided the Closing Disclosures for REO # 3 and # 4 on the final application. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 8.7 months reserves, loan qualified with 204 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 75% CLTV. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 790 FICO.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301255273	3ddb9fbd-f3a7-e911-bdd2-f4e9d4a75ba2	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The loan file contains a CoC dated XX/XX/XXXX for a rate lock extension, however; a new CD was not issued.	07/17/2019: Please see attachment	07/17/2019: Lender provided missing CD. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with96.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.47% Years in Field Borrower has 8 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301255273	c6e3c68c-f2a7-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Agency guidelines required a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to the note date. Additional conditions may apply.		07/31/2019: Audit reviewed Lender rebuttal, Variance to DU feedback/guideline approved for lender by XXX. Condition downgraded and loan will be graded a B.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with96.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.47% Years in Field Borrower has 8 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301255273	5fa0de2b-a8b7-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.	08/06/2019: Please see attachment	08/06/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #17 was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with96.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.47% Years in Field Borrower has 8 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301255273	4036217c-f4a7-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. No CU score available.		07/17/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with96.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.47% Years in Field Borrower has 8 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219772	b4536b0f-9f8b-e911-bdd2-f4e9d4a75ba2	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Evidence of the note in the amount of $XXXXX with a monthly payment of $XXX is missing from the loan file. Additional conditions may apply.		07/17/2019: Audit reviewed Lender response, Lender provided Promissory note for the note in the amount of $XXXXXX. Condition cleared.	LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.88% Years on Job Borrower has 22.67 years on job Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 7.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219772	b16904e1-a08b-e911-bdd2-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided.		06/14/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.88% Years on Job Borrower has 22.67 years on job Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 7.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234614	d5848c28-0799-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score 3		07/01/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227906	d6a7bd63-a496-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/02/2019: Received satisfactory verification of business. Timing requirement met. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.53% Reserves are higher than guideline minimum UW Guides require 10.28 months reserves, loan qualified with 42.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227906	dd8586ac-a396-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. No CU risk score in file.		07/02/2019: A CDA provided reflecting a value of $XXXXXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.53% Reserves are higher than guideline minimum UW Guides require 10.28 months reserves, loan qualified with 42.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219769	4ddaef82-adef-4233-80a9-71ec3784e0c4	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 9.56 months reserves, loan qualified with 36.30 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 56 months payment history with no late payments reported Years in Field Borrower has 25 years in Field				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301219769	aa657211-e9d8-45a6-bbc3-b715c12fa6e4	1		Not Covered/Exempt		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	06/14/2019: Please see attachment	06/14/2019: Audit reviewed true and certified copy of the Seller CD, and has determined that documentation submitted is deemed acceptable. Condition cleared. 06/10/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 9.56 months reserves, loan qualified with 36.30 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 56 months payment history with no late payments reported Years in Field Borrower has 25 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219769	1139a980-958b-e911-bdd2-f4e9d4a75ba2	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing hazard insurance for primary residence and evidence of documentation to support additional debt found on final application.		07/19/2019: Audit verified that both issues were resolved, condition cleared.	Reserves are higher than guideline minimum UW Guides require 9.56 months reserves, loan qualified with 36.30 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 56 months payment history with no late payments reported Years in Field Borrower has 25 years in Field				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301219769	03cb8dbb-948b-e911-bdd2-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Final application reflects two additional revolving debts that were included in the DTI. The credit report in file does not reflect these debts. Please provide documentation to support debts.	07/19/2019: Please see attached and clear. XX XXXX #XXXX is on page 15 of the credit report that was provided starting on page 482 of the original submission. This is a closed account on the credit report that still shows a payment. Including the payment is the conservative approach as the borrower still qualifies with it. XXXXXX/XX #XXXX appears on a joint credit report with the borrower and someone that is not on the loan. Since there is no way to tell if the debt belongs to the borrower or non-borrower, okay to still include the debt as it is being conservative. This is a revolving account	07/19/2019: Audit reviewed evidence regarding both accounts, and has determined that one account is closed and the other account does not belong to the borrower. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 9.56 months reserves, loan qualified with 36.30 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 56 months payment history with no late payments reported Years in Field Borrower has 25 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219769	ac60b738-948b-e911-bdd2-f4e9d4a75ba2	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for primary residence on the final application not provided.	7/15/19 XX: Please see attached.	07/17/2019: Audit reviewed the attachment. Lender provided the Declaration page for departing residence. Exception Cleared.	Reserves are higher than guideline minimum UW Guides require 9.56 months reserves, loan qualified with 36.30 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 56 months payment history with no late payments reported Years in Field Borrower has 25 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219769	67a41605-8a8b-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		06/13/2019: Lender provided the AVM Valuation. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 9.56 months reserves, loan qualified with 36.30 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 56 months payment history with no late payments reported Years in Field Borrower has 25 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234612	52cf6a01-b599-e911-bdd2-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	Client Overlay, Client to Review - DTI of 49.76% exceeds the maximum DTI of 45% allowed by the client on an Investment property; LP DTI 50%.	8/1/19 XX sent to XXX Please review this and rescind this condition since there has never been a response since XX/XX/XXXX so we do not incur a late condition clearing cost	08/02/2019: Audit consulted with client, and has determined that Client Overlay does not apply to Agency eligible loan. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 57.90 months reserves Years on Job Borrower has 21.75 years on job FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 728				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301234612	2c1ebcd9-b599-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score missing from file.		07/01/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 57.90 months reserves Years on Job Borrower has 21.75 years on job FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 728				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214711	575db49a-e9ed-4268-8ee7-1ed820e8fdb7	3217		Not Covered/Exempt		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	07/24/2019: please see attached07/22/2019: please see attached	07/24/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.07/23/2019: No document provided for review. Condition remains.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualifies with 24.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 800. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301214711	bf1f7292-59cc-401b-bd6e-47622c172010	3218		Not Covered/Exempt		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years #1 - #30 $XXXX.XX, the calculated payment amount is Years #1 - # 30 $XXXX.XX. The lender used the incorrect property tax amount. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	07/24/2019: please see attached07/22/2019: please see attached	07/24/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.07/23/2019: No document provided for review. Condition remains.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualifies with 24.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 800. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301214711	412ced3e-05f0-4183-8f70-90020f2b4264	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. Taxes are paid annually not quarterly. No Cure.	07/24/2019: please see attached	07/24/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualifies with 24.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 800. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301214711	2b4b7168-9088-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.	7/9/19 XX: Please rescind. A VOB is not required when not using the business/self-employment income to qualify. This is a standard Conventional loan	07/15/2019: Audit reviewed original loan file. The business reflects a loss which was deducted from salary. Verification of business is not required. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualifies with 24.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 800. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301214711	d5ca25c8-8988-e911-bdd2-f4e9d4a75ba2	915		Not Covered/Exempt		Credit		Missing asset documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing one additional month's statement for account #2 listed on final application. Statement in file covering XX/XX/XXXX - XX/XX/XXXX.	7/9/19 XX: Please rescind as this is a XXXXXXXXXXX loan. XXXXXXXXXXX/LP only requires one month asset statements	07/15/2019: Audit reviewed lender's rebuttal and AUS findings. One month statement is required. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualifies with 24.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 800. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301214711	c64473b1-8988-e911-bdd2-f4e9d4a75ba2	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	7/9/19 XX: Please rescind as this is a standard Conventional loan (not a XXXXXXXXXX High Balance, Jumbo, or Bank Buster loan), so 2 years of tax returns are not required, nor are business returns, a Profit & Loss, or Balance Sheet. Self-employment income is NOT being used to qualify, so additional documentation for the income/business is not required.	07/15/2019: Per management, tape reflects AUS loan. P&L and balance sheet not required by AUS. Condition rescinded.07/15/2019: Lock confirmation reflects program as 30-year Elite high balance, not Conventional. Escalated to management for further review.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualifies with 24.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 800. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301214711	77e05892-8988-e911-bdd2-f4e9d4a75ba2	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns for most recent 2 years not provided for Business A on XXXX Schedule E Part II. Additional conditions may apply.	7/9/19 XX: Please rescind as this is a standard Conventional loan (not a XXXXXXXXX High Balance, Jumbo, or Bank Buster loan), so 2 years of tax returns are not required, nor are business returns, a Profit & Loss, or Balance Sheet. Self-employment income is NOT being used to qualify, so additional documentation for the income/business is not required.	07/15/2019: Per management, tape reflects AUS loan. Signed business returns not required by AUS. Condition rescinded.07/15/2019: Lock confirmation reflects program as 30-year Elite high balance, not Conventional. Escalated to management for further review.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualifies with 24.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 800. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301214711	a984939a-8988-e911-bdd2-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided for XXXX. Only XXXX personal returns provided in file. Additional conditions may apply.	7/9/19 XX: Please rescind as only one year of tax returns is required when using rental income, which is the only reason for the need for tax returns on this loan. This is a standard Conventional loan (not a XXXXXXXXXX High Balance, Jumbo, or Bank Buster loan), so 2 years of tax returns are not required. Rental income on standard Conventional loans is only calculated with one year of tax returns. XXXX signed personal tax returns were provided and XXXX returns are not required.	07/15/2019: Per management, tape reflects AUS loan. Signed personal returns not required by AUS. Condition rescinded.07/15/2019: Lock confirmation reflects program as 30-year Elite high balance, not Conventional. Escalated to management for further review.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualifies with 24.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 800. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301214711	809b87bb-8988-e911-bdd2-f4e9d4a75ba2	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	7/9/19 XX: Please rescind as this is a standard Conventional loan (not a XXXXXXXXXX High Balance, Jumbo, or Bank Buster loan), so 2 years of tax returns are not required, nor are business returns, a Profit & Loss, or Balance Sheet. Self-employment income is NOT being used to qualify, so additional documentation for the income/business is not required.	07/15/2019: Per management, tape reflects AUS loan. P&L and balance sheet not required by AUS. Condition rescinded.07/15/2019: Lock confirmation reflects program as 30-year Elite high balance, not Conventional. Escalated to management for further review.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualifies with 24.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 800. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301214711	54c62085-8d88-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	CDA report not provided in file. No CU risk score provided.		06/13/2019: The AVM report value of $XXXXXXX.XX to appraisal value of $XXXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualifies with 24.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 800. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259766	77540698-975f-42e0-b838-36a784bf9b88	3174		Not Covered/Exempt		Compliance		Incorrect disclosure of Origination Charges - Section A	The Broker Administration Fee in section A of the final Closing Disclosure is missing the name of the payee.		08/14/2019: LOX acceptable, loan will be graded a B for all agencies. 08/14/2019: Audit reviewed Lender response, Lender provided PCCD, LOX and POD, however the LOX does not specify the correction made. Please provided a LOX with a more specific reason for correction. Condition remains.07/23/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 39.60%, loan qualified with DTI of 30.69% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.30 months reserves Years Self Employed Borrower has 18 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259766	f3de177a-7cad-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/30/219: XX - VOB approval attached	07/31/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 39.60%, loan qualified with DTI of 30.69% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.30 months reserves Years Self Employed Borrower has 18 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214710	81eea560-518a-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects missing signed business and individual returns.	8/2/19 XX: Please see attached.	08/05/2019: Lender provided signed business returns and previously provided signed personal returns. Exception cleared.	Years Self Employed The Borrower has been Self-Employed for 12 years. Years Self Employed The Co-Borrower has been Self-Employed for 12 years. No Mortgage Lates Borrowers have no Mortgage Lates within the last 36 reporting months.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301214710	fac3e678-4f8a-e911-bdd2-f4e9d4a75ba2	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Per LP, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last one year, with all applicable tax schedules. Signed business returns not provided.	8/2/19 XX: Please see attached.	08/05/2019: Lender provided signed business returns. Exception cleared.	Years Self Employed The Borrower has been Self-Employed for 12 years. Years Self Employed The Co-Borrower has been Self-Employed for 12 years. No Mortgage Lates Borrowers have no Mortgage Lates within the last 36 reporting months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214710	c3487ca9-4f8a-e911-bdd2-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per LP, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent one year. Signed returns not provided.	7/17 XX: Please see attached.7/9/19 XX: Please see attached. Tax transcripts can be accepted in lieu of signed/dated personal tax returns. The tax transcripts verifies the income from the 1040s.	07/18/2019: Lender provided XXXX tax transcript. Condition cleared.07/15/2019: Received unsigned page 1 of XXXX 1120S return. Transcripts not uploaded for review. Condition remains.	Years Self Employed The Borrower has been Self-Employed for 12 years. Years Self Employed The Co-Borrower has been Self-Employed for 12 years. No Mortgage Lates Borrowers have no Mortgage Lates within the last 36 reporting months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214710	54bca242-9889-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is B.		06/13/2019: The AVM report value of $XXXXXX to appraisal value of $XXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Years Self Employed The Borrower has been Self-Employed for 12 years. Years Self Employed The Co-Borrower has been Self-Employed for 12 years. No Mortgage Lates Borrowers have no Mortgage Lates within the last 36 reporting months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234609	d4dc332d-ce99-e911-bdd2-f4e9d4a75ba2	81		Not Covered/Exempt		Credit		Loan Amount Less than Guideline Minimum	Per observations, the minimum loan balance is $XXX,XXX, the subject loan is $XXXXXX.	7/14/19 XX Can you please rescind the below condition? To my knowledge, there is not a minimum loan amount on a regular conventional 30 year fixed. Please let me know if I am incorrect.	07/16/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 158.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.98% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301234609	c548ceed-cd99-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	07/08/2019: CDA	07/09/2019: A CDA provided reflecting a value of $XXXXXX.XX which is a 0% variance. Variance within acceptable tolerance. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 158.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.98% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241212	90533ba0-d59d-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing a CDA report in the file.		07/09/2019: The AVM report value of $XXXXXXX.XX to appraisal value of $XXXXXXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214709	e861f6df-778b-e911-bdd2-f4e9d4a75ba2	2793		QM/Agency Safe Harbor		Credit		Missing K-1	Missing K-1 for Business A & B listed on the Schedule E of XXXX tax returns. Additional conditions may apply if borrower owns more than 25% of businesses.	7/16/19 XX: Please see attached.7/9/19 XX: Please rescind as the K-1s for the Schedule E businesses are not needed. This is a standard Conventional loan (not a XXXXXXXX High Balance, Jumbo, or Bank Buster loan), so business docs are only needed when using the business income to qualify. The borrower is only using Schedule C income to qualify, which appears on the 1040s. The borrower is not using any Schedule E income to qualify, so K-1s and business returns are not required.	07/17/19: Lender provided complete copy of AUS showing Approve/Eligible, exception cleared.07/15/2019: Audit reviewed lender's rebuttal, lock confirmation and AUS findings. The top of page 1 of the findings is cut off (page 236). Unable to determine if accept. Please provide complete page 1, summary of findings. Condition remains.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 16 months payment history with no late payments reported Years Self Employed Borrower has been self employed for 6 years. Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 34.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234607	bb06d275-a899-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/14/19 See attached VOB second bullet.	07/16/2019: Lender provided employees name and title that obtained the VOB information. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234607	ebc33cfd-1e99-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. No CU score was available.	07/08/2019: CDA	07/09/2019: A CDA provided reflecting a value of $XXXXXX.XX which is a 0% variance. Variance within acceptable tolerance. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227897	236ada06-ab96-e911-bdd2-f4e9d4a75ba2	3296		QM/Agency Safe Harbor		Compliance		Closing Disclosure document error	The Homeowner's Insurance Premium in section F of the final Closing Disclosure does not list the number of months and the payee. No cure.	07/11/2019: pls see revised cd lox XXX, pls clear	07/16/2019: Lender provided PCCD, LOE and proof of delivery. Non-material per SFIG guidance, loan will be graded a B for all agencies.06/25/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 755. Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 65.40 months reserves. Years on Job Borrower has 4.5 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301227897	9dc41e95-83ca-4867-a6f7-ef04f8ac83bb	3183		QM/Agency Safe Harbor		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX resulting in a $XXX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	07/11/2019: 1007 For Rental Market of $XXX disclosed on Initial LE in Section H. Total amounts were combine on CD equaling = $XXX Pls rescind	07/16/2019: Audit reviewed Lender's response and has determined the initial LE does reflect an appraisal fee of $XXX and a 1007 Market Fee of $XXX for a total fee of $XXX and the appraisal invoice was dated XX/XX/XXXX reflecting borrower paid appraisal fee of $XXX which was re-disclosed within 3 days on the CD dated XX/XX/XXXX. Condition rescinded.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 755. Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 65.40 months reserves. Years on Job Borrower has 4.5 years on job.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227897	250f567a-b696-e911-bdd2-f4e9d4a75ba2	4		QM/Agency Safe Harbor		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum DTI of 40%. Due to the improper calculation of rental income, the actual DTI is 45.86%. It appears the Lender used Gross Rents Received only. The required calculation per XXXXXX guidelines was not followed.	7/16/19 XX Please detail which properties and what the error is?	07/18/19: After review of client's question and the loan file, exception rescinded.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 755. Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 65.40 months reserves. Years on Job Borrower has 4.5 years on job.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301219756	d06f1198-bce1-4471-95f4-025a338b15df	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount for the HOA of $XXXX vs. the actual amount of $X.XX. Provided re-disclosed CD and LOE to the borrower.	(08-08-19 XX) Please see attachment	08/12/2019: Received post consummation CD, air bill and explanation letter. Condition cleared. Loan will be rated a B for all agencies.06/11/2019:Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 814 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.90 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301219756	f129f912-748c-e911-bdd2-f4e9d4a75ba2	3250		Not Covered/Exempt		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD completed in error for required data under the Loan Disclosure section for the field title Non-Escrowed Property Costs over Year 1. The final CD reflects a monthly HOA fee of $XXXX and the appraisal does not list an HOA fee. Provided re-disclosed CD and LOE to the borrower.	(08-08-19 XX) Please see attachment	08/12/2019: Received post consummation CD, air bill and explanation letter. Condition cleared. Loan will be rated a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 814 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.90 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301219756	8f068174-718c-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/1/19 XX See attached VOB for second bullet.	08/01/2019: Audit reviewed the Lender response, Lender provided the source of the 3rd party information obtained and the name and title of the Lender's employee who obtained the information. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 814 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219756	75319fe2-e58b-e911-bdd2-f4e9d4a75ba2	1689		Not Covered/Exempt		Credit		Missing Evidence of HOA Fees	The lender included a monthly HOA fee of $XXXX, however; the appraisal does not reflect an HOA fee. Evidence of this fee is required. Additional conditions may apply.	8/1/19 XX There is no HOA fee of $XXXX a month. Attached is a corrected AUS	08/01/2019: Audit reviewed the corrected AUS eliminating the HOA fee of $XXXX a month. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 814 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219756	80863004-06bd-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax transcripts not provided as required by DU.		08/13/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #19 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 814 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219756	6f948f5c-e68b-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		06/13/2019: AVM Value received. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 814 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234606	4c177556-c699-e911-bdd2-f4e9d4a75ba2	741		QM/Agency Safe Harbor		Credit		Failure to obtain Documentation	Transaction requires closure of a HELOC. File has an unsigned HELOC Termination Letter prepared by HELOC Lender to Suspend & Close Line of Credit. Provide an executed copy of the HELOC Termination Letter and Letter of explanation to the borrower along with proof of delivery.	07/17/2019: XX - Please see the attached HELOC Closure Letter.	07/17/2019: Lender provided HELOC closure Letter. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.8 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years in Field Borrower has 22 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234606	0986ec9f-c699-e911-bdd2-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score is 4.2.	074/08/2019: CDA	07/09/2019: A CDA provided reflecting a value of $XXXXXXX.XX which is a 0% variance. Variance within acceptable tolerance. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.8 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years in Field Borrower has 22 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219755	ea29386e-a08b-e911-bdd2-f4e9d4a75ba2	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property #3 on the final loan application. Per AUS item #15 requires the borrower's most recent federal income tax return (Pages 1,2 and Schedule E), or a copy of the current lease agreement.	8/5/19 XX: Please rescind. The rental income for this property was claimed on the 8825 form located within the business tax returns so a current lease agreement would not be required per DU guidelines	08/06/2019: Audit reviewed the Lender response and located Form 8825 on page 140 reflecting rental property #3 on final loan application. A current lease agreement would not be required per DU guidelines, condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 717 Reserves are higher than guideline minimum UW Guides require 7.75 months reserves, loan qualified with 55.40 months reserves Years on Job Borrower has 14 Years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301219755	f4591d1c-a08b-e911-bdd2-f4e9d4a75ba2	1643		Not Covered/Exempt		Credit		Failure to Verify Housing History	AUS item #14 requires satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM required to verify.	8/5/19 XX: Please rescind. We have an LOX on file stating that the XXXXX mortgage tradeline on the credit report was transferred to XXXXXX as of XXXXXXXXXX. We have the XXXXXX mortgage statement on file as well verifying no late payments have been by the borrower. With the XXXXXXX mortgage history on the credit report coupled with the LOX and the current mortgage statement, the mortgage history requirement has been satisfied	08/06/2019: Audit reviewed the Lender response and located the XXXXXX mortgage statement reflecting no late payments on page 176 in the original loan file, along with LOX on page 267 stating XXXXX was the mortgage servicer and changed over to XXXXXX as of XX/XX/XXXX. 25 months mortgage history was verified, condition rescinded	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 717 Reserves are higher than guideline minimum UW Guides require 7.75 months reserves, loan qualified with 55.40 months reserves Years on Job Borrower has 14 Years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301219755	24957606-37b9-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU. Missing tax transcripts dated XX/XX/XXXX reflected on DU.		08/08/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #21 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 717 Reserves are higher than guideline minimum UW Guides require 7.75 months reserves, loan qualified with 55.40 months reserves Years on Job Borrower has 14 Years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219755	37ca59ab-f489-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		06/18/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 717 Reserves are higher than guideline minimum UW Guides require 7.75 months reserves, loan qualified with 55.40 months reserves Years on Job Borrower has 14 Years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301247968	7302d9cb-5da2-e911-bdd2-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Evidence of debts omitted by the lender on the AUS in file were not supported. Missing proof these debts were paid off prior to closing. Additional conditions may apply.	07/26/2019: XX 7/26/19: Please rescind. These debts are being excluded for less than 10 payments not for bein paid off. Balances and payments on the credit report support the exclusion of these debts as they are installment debts.	07/29/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 405.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.21% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301247968	4cd81b43-5ea2-e911-bdd2-f4e9d4a75ba2	1689		Not Covered/Exempt		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for property #1 and #2 on the final loan application. The HOA document in file did not reflect the HOA fee and only the increase amount for the subject. Additional conditions may apply.	07/26/2019: XX 7/26/19: Please see attached for the XXXXXXXXXXXXXXXX HOA Dues. See attached bank statement showing an amount of $XXX leaving the borrower's account for XXXXXXXX HOA. Also see property profile report showing the name of the HOA for the property. See attached AUS findings showing us using the HOA dues of $XXX/mo. that the property profile reports. Even with the asset statement showing the $XXX and then the increase of $XXX we are using the most conservative payment per month and we qualify. Also see pages 126-127 for the XXXXX property HOA dues.	07/29/2019: Lender provided updated AUS and HOA statements for 2 properties. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 405.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.21% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234603	e0454e74-d099-e911-bdd2-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Missing evidence of PITIA for REO#3 on the final 1003. Additional conditions may apply	07/18/2019: Please see the attached Final CD	07/18/2019: Audit reviewed executed final CD for REO#3, and has determined that verification of PITIA was submitted and is deemed acceptable. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 15.82 months reserves, loan qualified with 164.60 months reserves Years in Field Borrower has 5 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234603	c814bd47-d099-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Review Appraisal Missing. A CDA report was not provided.	07/08/2019: CDA	07/09/2019: A CDA provided reflecting a value of $XXXXXX.XX which is a 0% variance. Variance within acceptable tolerance. Exception cleared.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 15.82 months reserves, loan qualified with 164.60 months reserves Years in Field Borrower has 5 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227892	86910231-6097-e911-bdd2-f4e9d4a75ba2	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The final Closing Disclosure reflects the first lien payee as "unknown" instead of the actual service provider. Provide corrected CD and letter of explanation to the Borrower.		07/23/2019: Lender provided explanation letter and post consummation CD correcting payee. Condition cleared. Loan will be rated a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 21.51% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.9 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301227892	dccea8b1-6297-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/17/2019: Please see attached.	07/17/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 21.51% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.9 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227892	4030e507-7797-e911-bdd2-f4e9d4a75ba2	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	Final application in file does not reflect the actual gross rental income for subject as verified by documents in file, disclosed on AUS or the final 1008 in loan file.	07/18/2019: Please see attached AUS and compare to the final 1003.	07/18/2019: Audit re-analyzed the 1003 versus AUS, and has determined that the Final 1003 accurately depicts the AUS. All rental income is present and matches the AUS. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 21.51% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.9 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227892	dfbc9752-6297-e911-bdd2-f4e9d4a75ba2	1659		Not Covered/Exempt		Credit		Ineligible Transaction	Transaction is ineligible due to subject transaction rate-term disguised as a purchase. Grant Deed reflects property gifted at full value to borrowers, 1st lien being paid off is in the name of the seller.	07/18/2019: Please rescind. According to DU guidelines, for a rate and term refinance, at least one borrower must have been on title at least prior to CTC. This is a rate and term refinance and XXXXXXXX XXXXXXXX and XXXX XXXXX are vested on title, who are both borrowers on this loan. The grant deed shows transfer of ownership of the property on XX/XX/XXXX so that the borrowers may be the vested owners on title. This is an acceptable/eligible transaction. The mortgage being paid off is in the name of the previous owner, which is also acceptable.	07/18/2019: Audit reviewed the Lender Rebuttal, and has determined that the guidelines have no restrictions that applies to rate term refinance time of purchase to refinance. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 21.51% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.9 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227892	3577b5d2-5a97-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects number of financed properties as 2. The number of financed properties was 4 vs 2.	07/18/2019: Please see attached.	07/18/2019: Audit reviewed updated AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 21.51% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.9 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301227892	c3cd0b78-7297-e911-bdd2-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Evidence of debt #7 on page 5 of the final application is missing from the loan file. Provide documentation for the installment debt. Additional conditions may apply.	07/18/2019: Please rescind.	07/18/2019: Audit reviewed Bank Statement within the loan file, and has determined that sufficient evidence of the payment being made through the bank statements was provided, and the monthly obligation is being included in the borrower’s debts for qualification. The bank statements qualified as “separate written verification” for the unreported debt as required by XXXX. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 21.51% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.9 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227892	ee9719da-a496-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score not provided.		07/03/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 21.51% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.9 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227892	9a497321-7897-e911-bdd2-f4e9d4a75ba2	38		Not Covered/Exempt		Property		General Property Exception 1	The appraisal reflects the previous owner of the subject property as the borrower and not the borrower's listed on the note. Additional conditions may apply.	07/18/2019:	07/18/2019: Audit reviewed corrected/revised Appraisal, and has determined that documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 21.51% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.9 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241210	359631ec-93a2-e911-bdd2-f4e9d4a75ba2	1643		Not Covered/Exempt		Credit		Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months for Rental Property #3. Payment history not provided on credit report. VOM required to verify.	7/24/19 XX: Please see attached. Per the final application, Rental Property #3 is XXX XXXXXXXXXXXXX. This new REO was purchased at the same time as this transaction and both loans were through XXX. Attached is the final CD from the purchase.	07/25/2019: Lender provided final CD for recently purchased property #3. Exception cleared.	Years in Field Borrower has 5 years in Field Reserves are higher than guideline minimum UW Guides require 13.57 months reserves, loan qualified with 123.40 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241210	d826db1a-92a2-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	An AVM was provided with a value of $XXXXXX with a variance of -30.41%. AVM not within acceptable tolerance. Please provide updated review.		07/10/2019: A CDA report reflecting a value $XXXXXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years in Field Borrower has 5 years in Field Reserves are higher than guideline minimum UW Guides require 13.57 months reserves, loan qualified with 123.40 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227890	8c468ca5-0d96-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is missing.		06/28/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234601	08c08a6d-b999-e911-bdd2-f4e9d4a75ba2	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	Final Application is missing number of years owned.	7/15/2019: Please see the attached 1003 containing the number of years owned for the present housing.	07/18/2019: Received corrected, final application. Condition cleared.	Years on Job Borrower has 24.8 years on job. FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 764. Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 180.50 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234601	84df41b5-b899-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. No CU Risk Score provided.		07/01/2019: The AVM report value of $XXXXXX to appraisal value of $XXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	Years on Job Borrower has 24.8 years on job. FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 764. Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 180.50 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241208	1f2595d8-829f-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/25/2019: Received satisfactory verification of business. Timing requirement met, condition cleared.	Reserves are higher than guideline minimum UW Guides require 8.30 months reserves, loan qualified with 53.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI 38.53%, loan qualified with DTI of 29.12%. Years on Job Borrower has 17 years on the job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241208	81a9fde5-829f-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score not available.	07/09/2019: CDA posted to Trailing docs	07/09/2019: A CDA was provided with a value of $XXXXXX.XX with a variance of 0%. CDA within acceptable tolerance. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 8.30 months reserves, loan qualified with 53.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI 38.53%, loan qualified with DTI of 29.12%. Years on Job Borrower has 17 years on the job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219747	723a59cd-c38b-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/02/2019: See attached supporting VOB documentation.	07/02/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 4 months reserves, loan qualified with 23.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727 Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219747	66a74c76-8e8b-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		06/18/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 4 months reserves, loan qualified with 23.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727 Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214708	8710fdc3-cafb-4415-b667-66c30c23a4cd	50		QM/Agency Safe Harbor		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided.	06/13/2019: please see attached	06/13/2019: Audit reviewed FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 06/07/2019: Finding deemed non-material, loan will be graded a B for all agencies.	Full Documentation Loan is full documentation. Reserves are higher than guideline minimum UW Guides require 6 months reserves, borrower qualified with 19.60 months reserves. Years Self Employed Borrower has 20 years self employed.				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301227887	2c0f567a-b696-e911-bdd2-f4e9d4a75ba2	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by AUS was not provided for the borrower. The loan does not meet the criteria for a Temporary Qualified Mortgage.	07/12/2019: XX - This is a conventional loan. We have a variance with XXXXXXXXXXX which allows the VVOE’s to be good for 30 calendar days, rather than 10 business days. Please see the attached VVOE dated XX/XX/XXXX that was sent with the initial loan delivery docs. Please rescind this condition.	07/30/2019: Approved variances to AUS feedback received. Condition cleared. Loan will be rated a B.07/16/2019: Audit reviewed Lender's response; however, the AUS requires a VVOE dated within 10 days prior to the Note Date or after the Note date but prior to the Delivery Date. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of38.14% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with10.2 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301227887	2d4d61a1-b696-e911-bdd2-f4e9d4a75ba2	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	All pages of the final application was not provided. The Demographic Information Addendum was not provided.	07/12/2019: XX - Please see the attached Final 1003 containing all pages.	07/16/2019: Lender provided all pages to the final 1003 including the Demographic Information Addendum. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of38.14% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with10.2 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227887	2f97cbb7-5194-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. A CU Score was not provided.		07/01/2019: The AVM report value of $XXXXXX to appraisal value of $XXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of38.14% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with10.2 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227886	b2e9730e-8de0-4ab5-b9e4-0419ca714205	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		07/02/2019: Received evidence borrower was provided FACTA notice. Condition cleared.06/24/2019: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum Loan qualified with a low DTI of 38.49% FICO is higher than guideline minimum Borrower qualified with a high FICO score of 738 Years in Field Borrower has 6 years in Field				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301227886	3b40067b-c296-e911-bdd2-f4e9d4a75ba2	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	The employment verification provided for borrower is incomplete. Employment verification for the borrower's previous employment was not provided in the loan file.	07/11/2019: XX - This is a conventional loan. An employment verification is not required for the borrower’s previous employer. Please rescind this condition.	07/15/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum Loan qualified with a low DTI of 38.49% FICO is higher than guideline minimum Borrower qualified with a high FICO score of 738 Years in Field Borrower has 6 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227886	608e8d17-a296-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.		07/01/2019: The AVM report value of $XXXXXX to appraisal value of $XXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	DTI is lower than guideline maximum Loan qualified with a low DTI of 38.49% FICO is higher than guideline minimum Borrower qualified with a high FICO score of 738 Years in Field Borrower has 6 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219737	8c123e9b-6c89-e911-bdd2-f4e9d4a75ba2	15		Not Covered/Exempt		Credit		Failure to obtain Hazard Insurance Declaration	The effective date of the hazard policy is XX/XX/XXXX, which is after the funding date.		06/18/2019: Received insurance certificate with acceptable dates. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.64% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 738 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 137.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219737	d037a487-6c89-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.		06/13/2019: Lender provided the AVM report. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.64% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 738 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 137.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219735	9b94168b-5989-e911-bdd2-f4e9d4a75ba2	1693		Not Covered/Exempt		Credit		Missing LOE	Missing clarification regarding REO #2 reflected on the final loan application if borrowers are still making mortgage payments. The final loan application indicates property is "land only"; Open Lien Report indicates there is a mortgage on the property; and Property Tax Bill indicates land. Search of property reveals at one time appears a dwelling was located on the property and was destroyed by a catastrophic event. Documentation supporting mortgage has either been paid off or borrowers not required to make payments is required. Additional conditions may apply.	07/19/2019: Please rescind. Per the final application, REO #2 is XXXX XXXXXX XXXX. The open-lien report for the property shows no open liens (please re-review page 110 of the original submission). The tax bill provided verifies the property taxes. Since the property is free and clear, verification of a mortgage and payments is not required. Additional information is not required.	07/19/2019: Audit concurs with the Lender Rebuttal, and has determined that the Open Lien Report located on page 110 of the original loan file reflects no mortgages (liens) are open on said property. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 729 LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 46.27% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 27.10 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301219735	a22ce8f4-5a89-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score is 2.6		06/14/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 729 LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 46.27% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 27.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227879	8cd6ea0d-f194-e911-bdd2-f4e9d4a75ba2	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	Missing interim Closing disclosure as reflected on the disclosure tracking report reflecting updated interest rate and loan amount.		06/28/2019: Missing disclosure located. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 35.82% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.70 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227879	c8c509b6-6694-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided	7/16/19 XX Attached please find the second bullet for the VOB.	07/17/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 35.82% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227879	60435ac8-7094-e911-bdd2-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per agency guidelines self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent one year. Signed returns not provided.		07/18/2019: Audit reviewed Lender response, Audit reviewed original loan file, AUS does not required signed tax returns. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 35.82% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.70 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227879	87d4c22d-6694-e911-bdd2-f4e9d4a75ba2	1502		Not Covered/Exempt		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from sale of departure address evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.		07/29/2019: Received certified Seller CD verifying lien paid and netting sufficient cash to close. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 35.82% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227878	c48bfc58-7d6f-4ad9-9fab-bc949555cc78	1		Not Covered/Exempt		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed		06/27/2019: Audit consulted with management and signed/certified is not required. Condition cleared. 06/27/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract. Please provide a copy that is either signed or certified. Condition remains.	Years on Job Borrower has 3 years on job Reserves are higher than guideline minimum UW Guides require 5 months reserves, loan qualified with 162 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227878	9203553d-6108-4b44-876b-02accb4b21fe	1672		Not Covered/Exempt		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.	07/16/2019: Please see attachment	07/17/2019: Lender provided Initial Escrow Disclosure. Exception cleared.06/24/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Years on Job Borrower has 3 years on job Reserves are higher than guideline minimum UW Guides require 5 months reserves, loan qualified with 162 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227878	c6e2c35d-ab96-e911-bdd2-f4e9d4a75ba2	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction is missing Years employed in line of work/profession for both borrowers..	07/12/2019: XX- The years employed in line of work/profession is not a required field on the 1003. Please rescind this condition.	07/17/2019: Audit consulted with the Client, and has determined that it is acceptable to use alternative documentation to support the missing information on the final 1003. Sufficient evidence was located within the loan file to verify missing information. Loan will be rated a B. 07/16/2019: Audit escalated to Management, awaiting further direction/confirmation from Client on the issue. Condition remains.	Years on Job Borrower has 3 years on job Reserves are higher than guideline minimum UW Guides require 5 months reserves, loan qualified with 162 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301227878	040c1138-b696-e911-bdd2-f4e9d4a75ba2	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #2 on the final application not provided.	07/12/2019: XX - Please see the attached mortgage statement for XXXXXXXXXXXXXXX which states that taxes and/or insurance is escrowed. Attached is a copy of the tax bill reflecting $XXXX.XX/yr or $XXX.XX/mo in taxes, therefore we can confirm that taxes and insurance are both escrowed.	07/16/2019: Lender provided Mortgage statement reflecting taxes and or insurance and provided tax information. Monthly tax information is less than the monthly escrow indicating escrows are for both taxes and insurance. Condition cleared.	Years on Job Borrower has 3 years on job Reserves are higher than guideline minimum UW Guides require 5 months reserves, loan qualified with 162 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227878	8b24d679-8796-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. No CU risk score was available.		06/27/2019: The AVM report value of $XXXXXX to appraisal value of $XXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	Years on Job Borrower has 3 years on job Reserves are higher than guideline minimum UW Guides require 5 months reserves, loan qualified with 162 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227876	054a0d9f-9496-e911-bdd2-f4e9d4a75ba2	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX and the Interim CD dated XX/XX/XXXX as reflected on the Disclosure History are missing from the loan file. No Cure - Missing document not provided.		07/01/2019: Received initial and interim closing disclosures. Compliance testing complete. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234590	8a79937b-a599-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		7/18/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800 Years Self Employed Borrower has 20 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 137.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234590	0d941f48-1899-e911-bdd2-f4e9d4a75ba2	23		Not Covered/Exempt		Credit		Failure to obtain Credit Report	A credit report for the borrower and co borrower was not provided.		07/16/2019: Audit reviewed lender response, Lender provided the missing credit report. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800 Years Self Employed Borrower has 20 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 137.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234590	ba78bfa7-1899-e911-bdd2-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Missing signed personal tax returns. Aus requires one most recent year tax returns and the executed 4506T came back negative. The personal tax returns are not signed. Missing evidence most recent tax returns have been file. Please provide signed tax returns. Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. AUS required one year. Signed return was not provided.		07/18/2019: Audit reviewed Lender's rebuttal, Lender provided 2 most recent years tax transcripts in lieu of signed tax returns. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800 Years Self Employed Borrower has 20 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 137.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234590	a00f6c12-1a99-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.	07/08/209: CDA	07/09/2019: A CDA provided reflecting a value of $XXXXXX.XX which is a 0% variance. Variance within acceptable tolerance. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800 Years Self Employed Borrower has 20 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 137.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227874	1da0b88f-f495-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.		07/01/2019: The AVM report value of $XXXXXX to appraisal value of $XXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234655	7fcd5a8a-c199-e911-bdd2-f4e9d4a75ba2	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower.		07/19/2019: Audit reviewed Lender response, Lender provided a VVOE within 30 days of the note date. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 770. Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 24.30 months reserves. Years on Job Borrower has 13.8 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234655	600126c0-9e99-e911-bdd2-f4e9d4a75ba2	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount on AUS of $XXX.XX does not correspond with documentation in the loan file or state calculation of 1.25% of the sales price. Provide evidence of tax calculation.	07/25/2019: please see attached	07/25/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Property taxes based on Sales Price x 1.25%. Loan will be rated a 'B'.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 770. Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 24.30 months reserves. Years on Job Borrower has 13.8 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301234655	0a98aceb-9e99-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.		07/01/2019: The AVM report value of $XXXXXX to appraisal value of $XXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 770. Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 24.30 months reserves. Years on Job Borrower has 13.8 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234589	7c8260d7-5b9c-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	07/08/2019: Please rescind; CU score of 2 on pg 233 of loan file	07/09/2019: Audit reviewed Lenders response. Exception rescinded.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with an 48.94% CLTV. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 77.9 months reserves FICO is higher than guideline minimum UW Guides require a minimum FICO score of 700, loan qualified with a 763 FICO.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301219731	45cb0942-018a-e911-bdd2-f4e9d4a75ba2	909		Not Covered/Exempt		Credit		Missing AUS results	AUS (DU) in file is incomplete. The Expense Ratio section is incomplete and the Proposed Monthly Payment section is missing. Additional findings may apply.		07/22/2019: Audit reviewed Lender's rebuttal, Lender provided a complete copy of the AUS. Condition cleared.	Full Documentation Loan is full documentation. Reserves are higher than guideline minimum UW Guides require 8.39 months reserves, borrower qualified with 19 months reserves. Years in Field Borrower has 23 years in field.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301219731	dc105466-b08b-e911-bdd2-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Missing mortgage history for mortgage #3 on page 3 and #1 on page 5 of the final loan application per DU. If the mortgage is currently 60 days or more past due, or has been 60 days or more past due in the last 12 months, the loan case file is ineligible for delivery. Additional conditions may apply.		07/22/2019: Audit reviewed Lenders rebuttal, Lender provided Mortgage statements for mortgage #3 on page 3 and #1 on page 5 of the final loan application, Lender provided mortgage statements showing that the properties are not in the borrowers name. Condition cleared.	Full Documentation Loan is full documentation. Reserves are higher than guideline minimum UW Guides require 8.39 months reserves, borrower qualified with 19 months reserves. Years in Field Borrower has 23 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219731	ea5e23f1-008a-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		06/18/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Full Documentation Loan is full documentation. Reserves are higher than guideline minimum UW Guides require 8.39 months reserves, borrower qualified with 19 months reserves. Years in Field Borrower has 23 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227872	c2aa6364-7297-e911-bdd2-f4e9d4a75ba2	1		Not Covered/Exempt		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed		07/22/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 17.6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 44.10%, loan qualified with DTI of 43.25% Years in Field Borrower has 37 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227872	20c624e8-a596-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/16/2019: Audit reviewed lender response, Lender provided the source of the VOE and the name and title of the lender's employee who obtain the VOE. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 17.6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 44.10%, loan qualified with DTI of 43.25% Years in Field Borrower has 37 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219730	252c3a40-8c89-e911-bdd2-f4e9d4a75ba2	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	The Interim CD dated XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure - Missing document not provided.		06/12/2019: Audit reviewed Lender response. Lender provided Closing Disclosure dated XX/XX/XXXX. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219730	23cb5431-8c89-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.		06/12/2019: Audit reviewed lender response, Lender provided AVM. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301255271	2d576ce3-3ba7-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing Review Appraisal. Multi unit property, no CU score provided.		07/17/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234586	de936096-af99-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	07/26/2019: please rescind7/18/19 See attached full XXXXXXXXXXXXXXX07/11/2019: please see attached	07/26/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.07/18/2019: Audit reviewed Lenders response, however; documentation to clear the red flag alerts was not provided. Condition remains.07/15/2019: Lender provided XXXXXXXXXXXX; however, documentation to clear the red flag alerts was not provided. Condition remains.	Years Self Employed Borrower has 29 years self-employed. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691. Reserves are higher than guideline minimum UW Guides require 4.85 months reserves, loan qualified with 25.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219724	4a141436-838b-e911-bdd2-f4e9d4a75ba2	1195		Not Covered/Exempt		Credit		Missing Condo Questionnaire	Missing condo questionnaire or Limited review as required by AUS.		07/05/2019: Received evidence lender addressed warrantability per Client requirements. Condition cleared.07/02/2019: Condo questionnaire provided. The Client requires verification that the condo is warrantable according to FNMA. Provide confirmation that the condo warrantability was addressed, as we do not perform condo project approvals. Condition remains.	FICO is higher than guideline minimum Loan qualified with a 800 Fico DTI is lower than guideline maximum Loan qualified with a 40.79% DTI Full Documentation Full documentation loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241201	51f9a1fe-559e-e911-bdd2-f4e9d4a75ba2	1457		Not Covered/Exempt		Credit		Failure to Obtain a Fully Completed Loan Application	On the final loan application, missing the telephone number for borrower's employer.	7/24/19 XX: Please see attached	07/24/2019: Missing information sourced from other file documents. Loan will be graded a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.05% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.50 months reserves Years on Job Borrower has 25 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301241201	a92420de-559e-e911-bdd2-f4e9d4a75ba2	2664		Not Covered/Exempt		Credit		Missing Purchase contract addendum	Missing ratified addendum to sales contract that disclosed seller paid closing costs.	07/31/2019: Please rescind and see attached. These are directly from the XXX website after the loan had closed. There were no seller concessions for this transaction and the seller credit is made up of miscellaneous transfers from the seller. Due to there not being any concessions, an addendum would not be required	07/31/2019: Audit reviewed the Lender Rebuttal, and has determined that the Seller Credit for $XXXX on the final CD is in relation to the borrower paid fee for "title-owner's title policy (optional)" charge. No addendum required. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.05% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.50 months reserves Years on Job Borrower has 25 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301214704	0c8b7366-9887-e911-bdd2-f4e9d4a75ba2	1		Not Covered/Exempt		Compliance		General Compliance Exception	Please provide evidence of Initial Application date. The TILA-RESPA reflects XX/XX/XXXX however the initial LE and Intent to Proceed is dated XX/XX/XXXX. Need to evidence the initial disclosures were provided within 3 days.”	06/19/2019: The XX/XX/XXXX LE is for a different loan # - XXXXXXXXXX.	06/20/2019: Audit reviewed Lender's response and has determined the LE dated XX/XX/XXXX is from a different loan number. The disclosure tracker reflects an application date of XX/XX/XXXX. Initial LE was provided within 3 days of application date. Condition rescinded.	Years on Job Borrower has 23.5 years on job Years in Primary Residence Borrower has 17 years in primary residence DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 30.85% DTI				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301214704	4dfed9e5-3109-439f-afb5-d8e45ce65e42	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee in section B of the final Closing Disclosure was for $XX vs. the invoice in file was for $XX. Provided corrected CD and LOE to the borrower.	06/19/2019: please see attached	06/20/2019: Lender provided PCCD and LOE. Condition down graded. Non-material finding per SFIG guidance, loan will be graded a B for all agencies.	Years on Job Borrower has 23.5 years on job Years in Primary Residence Borrower has 17 years in primary residence DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 30.85% DTI				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301214704	98bb4d88-9787-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report not provided.		06/13/2019: The AVM report value of $XXXXXX to appraisal value of $XXXXXX is acceptable per Client since confidence factor is within guidelines. Condition cleared.	Years on Job Borrower has 23.5 years on job Years in Primary Residence Borrower has 17 years in primary residence DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 30.85% DTI				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227869	abc18f0e-7796-e911-bdd2-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Missing proof of PITIA for REO property #3 on 1003.	07/02/2019: Please see the attached Final CD.	07/02/2019: Audit reviewed executed Final CD for REO #3 on 1003, and has determined that the documentation submitted is sufficient evidence of new mortgage payment and escrows. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.59% Reserves are higher than guideline minimum UW Guides require12.47 months reserves, loan qualified with 15.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227869	16fa156d-7996-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/02/2019: A CDA report reflecting a value $XXXXXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.59% Reserves are higher than guideline minimum UW Guides require12.47 months reserves, loan qualified with 15.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275177	17460300-d5af-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.		07/30/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219717	17658c76-d8db-49eb-b8b6-9c8453cd762f	1672		Not Covered/Exempt		Compliance		Missing Initial Escrow Account Disclosure	Missing Initial Escrow Disclosure.		06/14/2019: Received Initial escrow disclosure. Condition cleared.06/07/2019: Finding deemed non-material, loan will be graded a B for all agencies,					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219717	623f58bb-2078-4a78-a5c4-657cf34f7648	3329		Not Covered/Exempt		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.		06/14/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219717	32019717-5889-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU Risk score not provided in file.		06/18/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227866	ab17ebcf-aa96-e911-bdd2-f4e9d4a75ba2	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	All pages of the final application were not provided. Missing page 1 of the final application.		07/05/2019: Received all pages to final application. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9 months reserves Years in Field Borrower has 20 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 725				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227865	3f84e961-a596-e911-bdd2-f4e9d4a75ba2	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The final Closing Disclosure reflects the fee for Title-Owners Extended Coverage Fee in section C. Optional services are required to be disclosed in Section H, Other. Provide a letter of explanation and re-disclosure of the correct information.		07/15/2019: Received explanation letter and post consummation CD adding owner's extended coverage to Section H. However, it is also reflected in Section C. Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies.06/25/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 9.24 months reserves, loan qualified with 165 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.35% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301227865	b2aae5e5-6c97-e911-bdd2-f4e9d4a75ba2	1		Not Covered/Exempt		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.		07/15/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 9.24 months reserves, loan qualified with 165 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.35% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219716	cd852465-418c-e911-bdd2-f4e9d4a75ba2	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The verification was not provided for the partnership.	8/1/19 Attached please find the VOB second bullet and the verification of the partnership.	08/02/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.68% Reserves are higher than guideline minimum UW Guides require 11.5 months reserves, loan qualified with 36.20 months reserves Years Self Employed Borrower has 7.6 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219716	3e110240-458c-e911-bdd2-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Missing signed CD for recent purchase of REO property #2 on final application.	8/8/19 XX Please see attached signed CD.8/1/19 XX Please rescind this condition as per the regulation a CD does not have to be signed.	08/12/2019: Lender provided final CD for REO #2. Exception cleared.08/02/2019: Audit reviewed Lender's response and has determined a signed CD in needed to verify the final PITIA on the property. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.68% Reserves are higher than guideline minimum UW Guides require 11.5 months reserves, loan qualified with 36.20 months reserves Years Self Employed Borrower has 7.6 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219716	a7cba052-eabd-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/14/2019: Audit reviewed the XXXX/XXXX/XXXX Tax Transcripts, and has determined that AUS item #20 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.68% Reserves are higher than guideline minimum UW Guides require 11.5 months reserves, loan qualified with 36.20 months reserves Years Self Employed Borrower has 7.6 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301255270	98594c9d-54a7-e911-bdd2-f4e9d4a75ba2	906		Not Covered/Exempt		Credit		Missing hazard insurance declaration	A Hazard insurance declaration for the subject property was not provided.	07/17/2019: Please see attachment	07/17/2019: Lender provided Hazard Insurance documentation. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.84 months reserves FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 794 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 1.84%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234585	9479515b-ea99-e911-bdd2-f4e9d4a75ba2	2793		Not Covered/Exempt		Credit		Missing K-1	Missing K-1's for Business A,B,C,on XXXX Schedule E Part II. If 25% or greater ownership, additional conditions will apply.	07/15/2019: XX - This is a conventional loan. Income from X-X XXXXXXX XXX (Business A) is not being used to qualify, therefore a K1 would not be required. Income from XXXXXX X XXXXXX XXX (Business B and C) is not being used to qualify. We are only hitting the borrower with a loss. A K1 would also not be required. Please rescind his condition.	07/17/2019: Audit reviewed Lenders response. Exception rescinded.	Years Self Employed Borrower has been self employed for 33 Years Years in Primary Residence Borrower has 18 years in primary residence Reserves are higher than guideline minimum UW Guides with 0 months reserves; loan qualified with 9 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227861	309547c9-c296-e911-bdd2-f4e9d4a75ba2	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	The final 1003/loan application is in the file, however, it is missing the phone number for the borrower employer.		07/02/2019: Received completed application. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 116.80 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 39.75% Years on Job Borrower has 17.58 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241196	6f17fac0-259f-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/24/19 XX: Please see attached. The VOB was obtained, reviewed, and approved by the Senior Underwriter, XXXXXX.	07/25/2019: Audit reviewed of third party verification and source of the information obtained with name and title of lender's employee who obtained the information is deemed acceptable, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.77% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753 Reserves are higher than guideline minimum UW Guides require 6.68 months reserves, loan qualified with 31.6 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241196	340e1e25-259f-e911-bdd2-f4e9d4a75ba2	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	The final application was incomplete, missing years in field	7/24/19 XX: Please rescind as Years in the field is not required on the 1003. Years on the Job verify the 2+ employment history, which is all that is required. All required information is present on the 1003.	07/25/2019: Missing information sourced from other file documents. Loan will be graded a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.77% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753 Reserves are higher than guideline minimum UW Guides require 6.68 months reserves, loan qualified with 31.6 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301234582	0eb862aa-f199-e911-bdd2-f4e9d4a75ba2	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file.	07/21/2019: please see attached	07/22/2019: Lender provided CD dated XX/XX. Condition cleared.	Years on Job Borrower has 9 years on job Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234582	eabd9d53-0ecc-41dd-8c90-2a08f82b7a3b	3175		Not Covered/Exempt		Compliance		Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	The Origination Charges in Section A are subject to 0% variance. LE dated XX/XX/XXXX reflects an Discount of $XXX.XX with no resulting COC for any subsequent disclosures. Final CD reflects a Discount Fee of $X,XXX.XX for a variance/refund required of $XXX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	07/26/2019: Please rescind condition-Difference is due to the borrower requesting a relock on XX/XX/XXXX & XX/XX/XXXX which reduced the credit for the rate by the relock fee. The related lock confirmation was included in the loan file. Along with redisclosures	07/26/2019: Audit review of Rate Lock Confirmations dated XX/XX/XXXX (p345) and XX/XX/XXXX (p361) confirms origination fee adjustments due to extensions requested by borrower, therefore no refund is required. Documentation submitted is deemed acceptable, condition rescinded.	Years on Job Borrower has 9 years on job Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301234582	a0cd536e-f199-e911-bdd2-f4e9d4a75ba2	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by AUS was not provided for co-borrower.	7/14/19 Please rescind this as we are allowed 30 calendar days for a VVOE before closing.	07/25/2019: Audit reviewed VVOE, and has determined that the borrower VOE obtained within 30 days of Consummation date is deemed acceptable. Condition cleared.07/16/2019: Audit reviewed Lenders response, however, file is an AUS Loan and VVOE is required within 10 days of the Note date for borrower and co-borrower. Exception remains.	Years on Job Borrower has 9 years on job Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234582	d81a1b75-f199-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing Review Appraisal Missing. Missing CU risk score missing		07/01/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	Years on Job Borrower has 9 years on job Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301255269	1e6c95d8-26a7-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/30/2019: Please rescind. Self-employment income is not being used to qualify, so a VOB is not required and the condition is not applicable.	07/30/2019: Audit reviewed the Lender Rebuttal, and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 10.50 months reserves, loan qualified with 66.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 10.56% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301255269	d12882e5-26a7-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects DTI of 4.95%, however the 1008 DTI is 9.901%.	07/30/2019: Please see attached.	07/30/2019: Audit reviewed the updated AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 10.50 months reserves, loan qualified with 66.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 10.56% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301255269	7889b486-27a7-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score missing	07/17/2019: CDA	07/17/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 10.50 months reserves, loan qualified with 66.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 10.56% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227857	0fe50150-7d94-e911-bdd2-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	The file is missing the required documentation supporting the Homeowners Association Dues as listed on the final 1003 and CD.	08-13-19 XX Please see attachment.8/1/19 XX There is no association dues
08/14/2019: Cure documents provided are sufficient, loan will be graded a B for all agencies.  08/14/2019: Lender provided LOE, mailing label and PCCD with HOA fee removed, however; Please provide proof of delivery and updated LOE with specific explanation for the clerical errors (i.e. HOA Fee removed from Estimated Taxes, Insurance & Assessments section). Exception remains.08/02/2019: Audit reviewed Lender's response; however, the CD reflects HOA fees on page 1 and on page 4 indicating non-escrowed costs of $X,XXX annually or $XXX a month.  Verification of the HOA fees was not in the loan file.  Condition remains.
												Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 116 months reserves FICO is higher than guideline minimum Borrower qualified with a high FICO score of 752 Years on Job Borrower has 9.5 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301227857	67aa0bd5-7c94-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.		06/27/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 116 months reserves FICO is higher than guideline minimum Borrower qualified with a high FICO score of 752 Years on Job Borrower has 9.5 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227857	1946b58a-7d94-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		06/27/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 116 months reserves FICO is higher than guideline minimum Borrower qualified with a high FICO score of 752 Years on Job Borrower has 9.5 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234579	dc5f2ca9-d599-e911-bdd2-f4e9d4a75ba2	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	An employment verification for borrower was not provided.	08/22/2019: Please see the attached VOB that was pulled on XX/XX/XXXX.	08/22/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.07/18/2019: Audit reviewed Lender response, lender provided a copy of the business license and evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter, However the business license provided shows data current as of 3/7/18 which is more than 120 days from the note date. Condition remains.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 34.2%, loan qualified with DTI of 34.2% FICO is higher than guideline minimum UW Guides require FICO of 730, loan qualified with FICO of 730				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234579	4b31ed93-d599-e911-bdd2-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per AUS, Self-employed consumers must provide the following information: signed, dated individual and Business tax returns, with all applicable tax schedules for the most recent two years. Only one year (XXXX) provided.	08/01/2019: XX - Please see the attached XXXX Extension that was sent with the initial loan delivery docs. The XXXX Tax Returns were uploaded initially.
08/02/2019: Lender provided XXXX Tax extension and previously provided XXXX/XXXX tax returns. Exception cleared.07/24/2019: Audit reviewed Lender rebuttal, Lender advised that the application date is XX/XX/XXXX and XXXX returns are not required, however guidelines do require the 2 most recent years tax returns, since the application date is after XX/XX/XXXX the requirement would be for XXXX/XXXX or obtain the 4868 for XXXX and provided the XXXX/XXXX tax returns.  Condition remains.07/18/2019: Audit reviewed Lender rebuttal, Lender provided the XXXX Tax returns, however since the application dated is after XX/XX/XXXX, the XXXX tax returns are needed.  Condition remains.
												Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 34.2%, loan qualified with DTI of 34.2% FICO is higher than guideline minimum UW Guides require FICO of 730, loan qualified with FICO of 730				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234579	03d7161f-d499-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Score 2.7		07/01/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 34.2%, loan qualified with DTI of 34.2% FICO is higher than guideline minimum UW Guides require FICO of 730, loan qualified with FICO of 730				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241194	97202a1f-779f-e911-bdd2-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 11.92%. Due to the improper calculation of income, the actual DTI is 16.23%. The lender used XXXX 1120 returns to calculate monthly income of $XX,XXX.XX Audit utilized XXXX P&L statement provided in file which reflects a monthly income of $XX,XXX.XX.
7/26/19 XX: Please rescind. W2 income is not included on the P&L. (The XXXX W2 has $XX,XXX, which is an increase over the XXXX W2 income that is being used to qualify). XXXX tax returns are the most recent tax returns that were filed and that should be used to qualify, according to AUS. Without taking the W2 income into consideration, the XXXX income is $XX,XXX.XX/month, which is inline with the XXXX P&L. If the XXXX P&L shows $XX,XXX.XX/month in income, then when you include the XXXX W2 earnings, the total monthly income would be $XX,XXX.XX, which is greater than what is currently being used to qualify. Because there was in increase in W2 earnings from XXXX to XXXX and the P&L does NOT include the borrower's W2 income (no Compensation of Officers line present), using the XXXX income to qualify as-is, is the more conservative route. Income is correct as-is. Please rescind.07/25/2019:  Please rescind as this is a standard Conventional loan and it is not a guideline requirement to use income from the XXXX P&L or to even have the P&L. This loan is not a XXXXXXXXXXXXXXXXXXXXX, XXXXX, or XXXXXXXXXX that requires a P&L and balance sheet. A XXXX P&L is in the file but it does not take into account any W2 income that the borrower receives. If we include the XXXX W2 income, the income from the XXXX P&L would then be in line with the XXXX income used to qualify. Please rescind.
											07/29/19: After review of the lender rebuttal and the loan file, exception rescinded.07/25/2019: Audit reviewed the Lender Rebuttal, and has determined that the DU requires most RECENT one year period for self-employment income being used for qualifying purposes. The XXXX P&L includes salary income and is the most RECENT one year period. Provide updated AUS with most current monthly income calculations. Condition remains.	CLTV is lower than guideline maximum Loan qualified with CTLV of 75.00% Reserves are higher than guideline minimum AUS required 6.00 mos reserves; loan qualified with 18.40 mos reserves. FICO is higher than guideline minimum Loan qualified with FICO of 728.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301241194	893222f4-799f-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/24/19 XX: Please see attached. The VOB was obtained, reviewed, and approved by the Senior Underwriter, XXXXX XXXXX.	07/25/2019: Audit review of third party verification and source of the information obtained with name and title of lender's employee who obtained the information is deemed acceptable, condition cleared.	CLTV is lower than guideline maximum Loan qualified with CTLV of 75.00% Reserves are higher than guideline minimum AUS required 6.00 mos reserves; loan qualified with 18.40 mos reserves. FICO is higher than guideline minimum Loan qualified with FICO of 728.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241194	4dba0e9b-779f-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	CDA report was not provided. A CU Score was not available.	07/09/2019: AVM posted to trailing docs XX/XX	07/09/2019: Audit reviewed Lenders response. Exception rescinded.	CLTV is lower than guideline maximum Loan qualified with CTLV of 75.00% Reserves are higher than guideline minimum AUS required 6.00 mos reserves; loan qualified with 18.40 mos reserves. FICO is higher than guideline minimum Loan qualified with FICO of 728.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227852	5d3c9ed3-8496-e911-bdd2-f4e9d4a75ba2	701		QM/Agency Safe Harbor		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by AUS was not provided for co-borrower.	07/17/2017: XX - This is a conventional loan. We have a Variance with XXXXXXX XXX that allows the VVOEs to be good for 30 calendar days from the ordered/verified date to the Note date, rather than 10 business days. Please rescind this condition.07/15/2019: Please see the attached VVOE for the co-borrower’s employment with XXXXXXX XXXXX XXXXXXX dated XX/XX/XXXX. This was sent with the initial loan delivery docs. Please rescind this condition.	07/30/2019: Approved variances to AUS feedback received. Condition cleared. Loan will be rated a B.07/17/2019: Audit reviewed Lenders response, however; AUS loans require VVOE dated within 10 days of the note date. Exception remains.07/15/2019: Audit reviewed the Lender Rebuttal, and has determined that the VOE for the co-borrower is NOT dated 10 business days prior to the Note date as required by the LP. Per LP, the 10 day pre-closing verification must be dated no more than 10 Business days prior to the Note Date or after the note dated but prior to the delivery date. Condition remains.	Disposable Income is higher than guideline minimum AUS did not require disposabel income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 30 years in Field Years in Primary Residence The Borrower has resided in primary residence for 21 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301234574	9895d920-e499-e911-bdd2-f4e9d4a75ba2	3248		Not Covered/Exempt		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash to Close section on the final CD indicates the Total Closing Costs as $XX,XXX. The most recent Loan Estimate indicate Total Closing Costs as $XX,XXX.		07/23/2019: Received air bill, explanation letter and PCCD which reflects calculating cash to close, LE column matches final LE cash to close. Condition cleared. Loan will be rated a B for all agencies.06/28/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 102.30 months reserves. Years on Job Borrower has 14.83 years on job FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 783.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301234574	c1872072-e199-e911-bdd2-f4e9d4a75ba2	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	An employment verification dated within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided		07/17/2019: Audit reviewed Lender response, Lender provided documentation of business licenses and verification of the VOB approval date and name and title of lenders employee who completed the verification. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 102.30 months reserves. Years on Job Borrower has 14.83 years on job FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 783.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234571	c6972621-1a99-e911-bdd2-f4e9d4a75ba2	6		Not Covered/Exempt		Credit		Insufficient Reserves	-36.90 mos. < 6 mos. required, per lender. Assets verified of $XXXX, minus cash to close of $XXXX + $XXXXX.XX = $-XXXXX.XX for reserves which is not sufficient for the subject and additional financed properties. Missing verification of net proceeds from refinance of primary residence.	07/19/2019: DU automatically identifies the amount of properties financed by the borrower and will automatically calculate the amount of required reserve. Verified assets are $XXX,XXX-this includes the $XXXX EMD. Required funds to close were $XX,XXX. Borrower reserves at closing were $XX,XXX.XX. DU required reserves total is $XX,XXX.XX. DU findings #11 indicates DU used a minimum reserve requirement for 2 properties. Borrower has a financed primary and the subject total of 2. The DU findings required reserve was met.	07/19/2019: Audit reviewed executed CD from borrower's primary residence refinance, and has determined that cash out proceeds are sufficient for assets/reserves as required by the DU. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.89% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756 Years Self Employed Borrower has 6.17 years Self Employed				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301234571	c0683cb7-1a99-e911-bdd2-f4e9d4a75ba2	915		Not Covered/Exempt		Credit		Missing asset documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing verification of the net proceeds from the refinance of the primary residence.	07/19/2019: Attached please find final CD as evidence of both assets and reserves for this transaction. Please clear this condition and the reserves condition on this file	07/19/2019: Audit reviewed executed CD from borrower's primary residence refinance, and has determined that cash out proceeds are sufficient for assets/reserves as required by the DU. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.89% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756 Years Self Employed Borrower has 6.17 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234571	1be75afd-1a99-e911-bdd2-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Evidence of current mortgage, and homeowners insurance for the primary residence was not provided.	07/19/2019: Attached please find Final CD from the refinance of the primary indicating taxes and insurance escrow. Also included is first payment letter verifying the payment used in the DTI included the escrows.	07/19/2019: Audit reviewed executed CD reflecting new payment and escrows, as well as First Payment letter, and has determined that sufficient evidence was provided to verify PITI for primary residence. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.89% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756 Years Self Employed Borrower has 6.17 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234571	8ffcf066-1c99-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 2.9		07/01/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.89% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756 Years Self Employed Borrower has 6.17 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234569	77cf9270-c899-e911-bdd2-f4e9d4a75ba2	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	Years employed in line of work is missing from final application.		07/15/2019: Audit consulted with the Client, condition cleared.	FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 772 FICO Reserves are higher than guideline minimum UW Guides require 9.30 months reserves, loan qualified with 23.20 months reserves Years on Job Borrower has 7.92 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234569	76c2b714-c699-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	07/08/2019: CDA	07/09/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Exception cleared.	FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 772 FICO Reserves are higher than guideline minimum UW Guides require 9.30 months reserves, loan qualified with 23.20 months reserves Years on Job Borrower has 7.92 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234568	0c21a962-da99-e911-bdd2-f4e9d4a75ba2	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #2, #3, and #4, etc. on the final application not provided. Mortgage statements do not indicate escrow includes both taxes and insurance.	07/15/2019: Please see the attached tax bills. You can compare the monthly tax amounts to the total escrow amount showing on the mortgage statements which further confirms that the monthly payment is escrowed to include both taxes and insurance. Please see the attached Tax Bills showing monthly taxes	07/15/2019: Audit reviewed the Lender Rebuttal, as well as the REO Mortgage Statement, and has determined that sufficient evidence (via tax bill) documents the annual tax amount. Mortgage Statement activity does reflect tax payment, calculations confirm that the excess monthly escrow amount would be attributed to insurance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782 Reserves are higher than guideline minimum AUS requires 17.4 months reserves, loan qualified with 27.10 months reserves Years in Field Co borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234568	000517f9-da99-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Third party appraisal review (CDA) is missing.		07/01/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782 Reserves are higher than guideline minimum AUS requires 17.4 months reserves, loan qualified with 27.10 months reserves Years in Field Co borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234567	5054afba-00b4-43dc-9915-a5ac172eb53e	3223		Not Covered/Exempt		Compliance		APR on CD at closing is inaccurate (C.D. APR > 0.125 variance to calculated result – Over disclosed)	APR on final CD dated XX/XX/XXXX is inaccurate and exceeds 0.125% tolerance. CD value of 5.066% vs. calculated value of 4.921% for a variance of 0.145% over disclosed. Provide corrected CD, letter of explanation, refund fee tolerance, proof of delivery and re-open rescission, if applicable.		07/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 815 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 7.85% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.5 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301234567	bb6fe762-439f-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/25/2019: Please see attached	07/25/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 815 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 7.85% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.5 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227845	7d738b04-3195-e911-bdd2-f4e9d4a75ba2	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The Attorney Fee-Borrower in section H of the final Closing Disclosure is missing the name of the service provider. Provide re-disclosed CD and letter of explanation.	07/31/2019: Please see attachment	08/01/2019: Lender provided LOE and PCCD with payee updated for Attorney Fee - Borrower in section H. Exception remains downgraded.06/24/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301227845	d464af8f-ad96-e911-bdd2-f4e9d4a75ba2	1		Not Covered/Exempt		Compliance		General Compliance Exception	The Survey Fee is reflected in section H of the final Closing Disclosure. The borrower shopped for their own Survey Fee and did not use the provider on the WLSP. The Survey Fee should be listed in section C of the CD. Provide corrected CD and letter of explanation to the Borrower.	07/31/2019: Please see attachment	08/01/2019: Audit reviewed Lenders response. Exception rescinded.06/24/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227845	35283f7a-2c95-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk score was not provided.		07/02/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301255268	f08160b5-02a8-e911-bdd2-f4e9d4a75ba2	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for primary residence on the final application not provided.	7/31/19 XX: Please rescind and see attached. For conventional loans the maximum DTI is determined by DU per the product matrix. This file's loan program is the conventional elite. The 45% rule you are referring to pertains to DU manual underwrites	08/01/2019: Audit reviewed Lenders response. Exception cleared.07/31/2019: Audit reviewed Lender's response, Lender provided the property taxes for the primary residence, however based on client guidelines DTI cannot exceed 45%, DTI is not 45.29%. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.99%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 53%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301255268	9fde442b-5fb5-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU. Missing tax transcripts dated XX/XX/XXXX per DU.	08/02/2019: Please see attachment	08/05/2019: Audit reviewed of XXXX and XXXX personal tax transcripts are deemed acceptable, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.99%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 53%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301255268	568529b7-fca7-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing Review Appraisal. CU score not provided, subject is a 4 unit property.		07/17/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.99%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 53%.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301234565	5076418f-da99-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/01/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301255267	9fe24ac0-ce76-4fbd-afbf-9ea5d8ff34f6	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. Lender provide Letter of Explanation and Re-Disclose Correct Information•07/13/2019: This finding is deemed non-material and rated a B		07/17/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301255267	c565743f-caa8-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CDA provided does not reflect the subject address.		07/18/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Document previously provided. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301241190	021ec374-f09d-e911-bdd2-f4e9d4a75ba2	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
7/26/19 XX: Please rescind. Only XXXXXXXXXX XXXXXXXXXXX XXXXXXXX, and XXXXXXXXXXX XXXXXXXX loand require a profit and loss/balance sheet. This is a standard Conventional loan (just with an XXXXXXXXXXX XXXXXXXX program) and does NOT follow the XXXXX/XXXXXX/XXXXXXXX guidelines. This is not to be confused with XXXXXXXXXX XXXXXXXXXXXXXXX, which has it's own XXXXXX product. A profit and loss and balance sheet are not required for this loan. Please rescind.07/25/2019: Please rescind. This loan is a standard Conventional loan (not a XXXXXXXXXXX XXXXXXXX, or XXXXXXXXXX XXXXXXX XXXXXXXX). Standard Conventional loans do not require a profit & loss or balance and this is not a guideline requirement. Please rescind.
											07/29/19: After review of the lender rebuttal and the loan file, exception rescinded.07/25/2019: Audit reviewed the Lender Rebuttal, and has determined that the most current Lock Confirmation located on page 298 reflects loan program as "XXXXXXXXXXXXXXXXXXX". YTD XXXX Balance Sheet for Business A on Schedule E Part II of 2018 tax return is required. Condition remains.	Years Self Employed Borrower has 23.92 years Self Employed DTI is lower than guideline maximum Overlay maximum DTI of 43%, loan qualified with DTI of 14.75% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795 Reserves are higher than guideline minimum AUS require 1.34 months reserves, loan qualified with 22.90 months reserves No Mortgage Lates Credit report verifies 81 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301241190	4b103953-f09d-e911-bdd2-f4e9d4a75ba2	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.	7/29/19 XX: Please see attached.	07/29/19: Lender provided the signature page of the most recent business tax return as required by the AUS, exception cleared.	Years Self Employed Borrower has 23.92 years Self Employed DTI is lower than guideline maximum Overlay maximum DTI of 43%, loan qualified with DTI of 14.75% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795 Reserves are higher than guideline minimum AUS require 1.34 months reserves, loan qualified with 22.90 months reserves No Mortgage Lates Credit report verifies 81 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241190	e5c90528-f09d-e911-bdd2-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	07/25/2019: Please see attached. This loan is a standard Conventional loan (not a XXXXXXXXX XXXXXXXX, or XXXXXXXXXX XXXXXXXXXXX XXXXXXXX). The tax transcripts attached verify the personal tax returns and signed 1040s are not required. Since the borrower has been self-employed with the business for over 5 years, LP is only requiring one year of tax returns.	07/25/2019: Audit reviewed 3 years of Tax Transcripts, and has determined that the Tax transcript obtained directly from the IRS (prior to Note date) were used in lieu of signed tax returns and are acceptable for the loan to be classified as a Qualified Mortgage. Condition cleared.	Years Self Employed Borrower has 23.92 years Self Employed DTI is lower than guideline maximum Overlay maximum DTI of 43%, loan qualified with DTI of 14.75% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795 Reserves are higher than guideline minimum AUS require 1.34 months reserves, loan qualified with 22.90 months reserves No Mortgage Lates Credit report verifies 81 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241190	f6962d65-f09d-e911-bdd2-f4e9d4a75ba2	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
7/26/19 XX: Please rescind. Only XXXXXXXXXX XXXXXXXXXX XXXXXXXXXXX XXXXXXXX XXXXXXX loand require a profit and loss/balance sheet. This is a standard Conventional loan (just with an XXXXXXXXXXXXXXXXXX program) and does NOT follow the XXXXX/XXXXXXXXX/XXXXXXXXX guidelines. This is not to be confused with XXXXXXXXXX XXXXXXXXXXe, which has it's own XXXXXX product. A profit and loss and balance sheet are not required for this loan. Please rescind.07/25/2019: Please rescind. This loan is a standard Conventional loan (not a XXXXXXXXXXXXX, or XXXXXXXXXX XXXXXXXXXXX). Standard Conventional loans do not require a profit & loss or balance and this is not a guideline requirement. Please rescind.
											07/29/19: After review of the lender rebuttal and the loan file, exception rescinded.07/25/2019: Audit reviewed the Lender Rebuttal, and has determined that the most current Lock Confirmation located on page 298 reflects loan program as "XXXXXXXXXXXXXXXXXX". YTD XXXX P&L Statement for Business A on Schedule E Part II of XXXX tax return is required. Condition remains.	Years Self Employed Borrower has 23.92 years Self Employed DTI is lower than guideline maximum Overlay maximum DTI of 43%, loan qualified with DTI of 14.75% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795 Reserves are higher than guideline minimum AUS require 1.34 months reserves, loan qualified with 22.90 months reserves No Mortgage Lates Credit report verifies 81 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301234561	8400aa50-5c9f-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/23/19 XX: Please see attached.	07/24/2019: Audit review of third party verification and source of the information obtained with name and title of lender's employee who obtained the information is deemed acceptable, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.931% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 738 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 148.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301247964	4877fe92-4aa2-e911-bdd2-f4e9d4a75ba2	919		Not Covered/Exempt		Credit		Missing verbal verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.	7/26/19 XX: Please rescind as XXX has a variance with XXXXXX XXX where a VVOE dated within 30 days of the note date is acceptable. (This variance with with both XXXXXX XXX and XXXXXX XXX).	07/29/19: After review of the lender rebuttal and the loan file, exception rescinded.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR/VOM/credit report (whichever is applicable) verifies 78 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 52.08% Reserves are higher than guideline minimum Guides require 9.03 months reserves, loan qualified with 37 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301234559	737affb4-4099-e911-bdd2-f4e9d4a75ba2	915		Not Covered/Exempt		Credit		Missing asset documentation	Per AUS item #Y8, for each retirement account, evidence that the borrower is permitted to make withdrawals was not provided in the loan file. Terms and conditions of withdrawal are required. Additional conditions may apply.	07/26/2019: We shouldn't have to pay additional condition delay from XX/XX/XXXX to XX/XX/XXXX. See attached email and the document needed. The upload wasn't working and I emailed investor to upload this but it wasn't.	07/26/2019: Audit reviewed terms and conditions, and has determined that documentation submitted is deemed acceptable. Condition cleared. 07/18/2019: Audit reviewed Lender response, Lender advised see attached terms, however no attachments were provided. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with XX months reserves. Years on Job Borrower has 12 years on job. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX in disposable income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234558	8343435d-2f9f-e911-bdd2-f4e9d4a75ba2	828		Not Covered/Exempt		Credit		Failure to Obtain Credit Report	A Credit report for the borrowers was not provided.	7/24/19 XX: Please see attached.	07/25/2019: Audit review of the attached Credit Report is deemed acceptable, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.08% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 392.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234558	1b2457ae-09a0-e911-bdd2-f4e9d4a75ba2	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower. The loan does not meet the criteria for a Temporary Qualified Mortgage.	7/24/19 XX: Please rescind. XXX has a variance with XXXXXX XXX that allows for the VVOE to be completed within 30 days prior to the note date. The note date is XX/XX/XXXX and both VVOEs were completed on XX/XX/XXXX and XX/XX/XXXX, so they are acceptable. Please rescind.	07/25/2019: Audit reviewed Lenders response. Exception rescinded	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.08% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 392.60 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301234556	577c18c5-7b32-455e-b9bd-931fdab416f5	3217		Not Covered/Exempt		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for	7/10/19 Please rereview this CD that was in the original upload. It states taxes are $XXX.XX and Insurance is $XXX.XX which are not the figures you are quoting.	07/17/19: Lender provided the hazard insurance bill for $X,XXX.XX for subject transaction. Condition cleared. 07/15/2019: Audit reviewed Lender's response and has determined the taxes are $XXX.XX and the hazard insurance is $XXX.XX for total calculated value for Estimated Escrow of $XXX.XX per month. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234556	7a8e1729-f55a-4a77-ab0e-6056148e3035	3218		Not Covered/Exempt		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1 - 30 $XXXX.XX include the amounts of P&I, Estimated Escrow & Estimated Total , the calculated payment amount is Years 1 - 30 $XXXX.XX The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. No Cure.	7/10/19 Please rereview this CD that was in the original upload. It states taxes are $XXX.XX and Insurance is $XXX.XX which are not the figures you are quoting.	07/17/19: Lender provided the hazard insurance bill for $X,XXX.XX for subject transaction. Condition cleared. 07/15/2019: Audit reviewed Lender's response and has determined the Estimated Total Monthly Payment of $X,XXX.XX includes P&I of $X,XXX.XX, plus taxes of $XXX.XX and insurance of $XXX.XX. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234556	515e1f92-9270-4598-aeb9-26734bcb6100	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX. No Cure.	7/10/19 Please rereview this CD that was in the original upload. It states taxes are $XXX.XX and Insurance is $XXX.XX which are not the figures you are quoting.	07/17/19: Lender provided the hazard insurance bill for $X,XXX.XX for subject transaction. Condition cleared. 07/15/2019: Audit reviewed Lender's response and has determined the audit calculated value of $XXX.XX a month includes taxes of $XXX.XX and insurance of $XXX.XX. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234556	ea9c1563-ba99-e911-bdd2-f4e9d4a75ba2	3250		Not Covered/Exempt		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The CD is completed in error for required data under the Loan Disclosures section for the field(s) titled (Escrow Account). No Cure.	7/10/19 Please rereview this CD that was in the original upload. It states taxes are $XXX.XX and Insurance is $XXX.XX which are not the figures you are quoting.	07/17/19: Lender provided the hazard insurance bill for $X,XXX.XX for subject transaction. Condition cleared. 07/15/2019: Audit reviewed Lender's response and has determined calculated escrows are $XXX.XX x 12 months resulting in escrowed property costs over year 1 of $X,XXX.XX which does not match the CD which reflects $X,XXX.XX due to the incorrect hazard insurance used by the lender of $XXX.XX vs the calculated amount of $XXX.XX per month. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234556	647317d3-4841-46c2-8fe5-82cb22b66d7c	1672		Not Covered/Exempt		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		07/17/19: Lender provided the signed initial escrow account disclosure. Condition cleared. 04/28/2019: Finding Deemed Non Material and will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234556	1c29747f-b799-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.	07/08/2019: CDA	07/09/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275176	f18be574-0bb2-e911-abc7-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #1 on the final application not provided.	7/31/19: Please see attached tax bill showing that the monthly amount being collected for the escrow account would be enough to cover more than the monthly tax amount of $XXX. Since this is not XXXXXXXXXX, Jumbo or Bank Buster this would be sufficient to prove both taxes and insurance are escrowed.	08/01/2019: Received evidence of property taxes. Remaining escrow applied to insurance. Condition cleared.	DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 32.16% DTI. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 40.90 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275176	0d8dbe9a-e6af-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.		07/31/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 32.16% DTI. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 40.90 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234555	58874371-3e9f-e911-bdd2-f4e9d4a75ba2	1		Not Covered/Exempt		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation		08/08/2019: Audit reviewed Lender's response, Lender provided the Sellers CD. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 12.27 months reserves, loan qualified with 78 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.17% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234555	7048ced1-3d9f-e911-bdd2-f4e9d4a75ba2	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property REO1 located on XXXX Schedule E part I. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.	7/24/19 XX Please see attached lease agreement.	07/24/2019: Lender provided Lease Agreement. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 12.27 months reserves, loan qualified with 78 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.17% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234555	1d86a915-379f-e911-bdd2-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Missing signed XXXX tax return and missing previous year signed and dated tax return.	7/23/19 XX Please rescind this condition as tax returns are not a requirement of the DU and this is a regular conventional loan.	07/25/2019: Audit reviewed Lender's response and has determined the loan is a conventional loan underwritten to the AUS. The AUS only requires pages 1, 2 and schedule E for the most recent federal income tax return. The XXXX tax return with schedule E was in the loan file and meets AUS requirements. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 12.27 months reserves, loan qualified with 78 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.17% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301234555	bff3aaa9-3e9f-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score missing from the file.		07/11/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared. 07/09/2019-The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has a variance which is greater than maximum tolerance variance threshold of 10%. Due diligence firm to order CDA report. Exception remains.	Reserves are higher than guideline minimum UW Guides require 12.27 months reserves, loan qualified with 78 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.17% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241184	368e9e11-7ca2-e911-bdd2-f4e9d4a75ba2	822		Not Covered/Exempt		Credit		Assets are not sourced/seasoned	The statement for account #XXXX on final application reflects a deposit of $XX,XXX.XX on XX/XX/XXXX. There is no evidence in the file documenting the source of the deposit.	7/24/19 XX: Please see attached. The large deposit on XX/XX/XXXX came from a new line of credit, which is already documented on page 309 of the original submission. The attached document verifies the amount of the funds deposited to the borrower's account from the new account. New debt is already included in the DTI.	07/25/2019: Audit review of the new line of credit agreement verified the amount of the funds deposited to the borrower' new account and is deemed acceptable, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.04% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.7 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301241184	8db9daea-7ba2-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/23/19 XX: Please see attached.	07/24/2019: Audit reviewed of third party verification and source of the information obtained with name and title of lender's employee who obtained the information is deemed acceptable, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.04% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252288	0f7505ac-40a4-e911-bdd2-f4e9d4a75ba2	33		Not Covered/Exempt		Credit		Failure to obtain Asset Documentation	Agency guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements. The loan file is missing XXXXX XXXX statement for retirement account listed on final 1003.		07/30/2019: Audit reviewed Lender response, Lender advised AUS did not required 2 months, verified AUS required 1 month of account statements. Condition cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 69.98% Reserves are higher than guideline minimum AUS required 6.00 mos reserves, loan qualified with XX.XX mos reserves Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234554	36c4c067-f69f-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/05/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 13.4 months reserves, loan qualified with 8.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.34%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234554	21fe5da5-f49f-e911-bdd2-f4e9d4a75ba2	852		Not Covered/Exempt		Credit		Failure to Obtain Required Documentation	AUS omitted revolving and installment accounts from the underwriting calculation. The loan file is missing evidence to support the omission. Additional conditions may apply.		08/05/2019: Audit reviewed Lender's response, Lender provided Seller's CD for property sold showing the revolving and installment debts being paid in full. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 13.4 months reserves, loan qualified with 8.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.34%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234554	9e95ca3c-f59f-e911-bdd2-f4e9d4a75ba2	1502		Not Covered/Exempt		Credit		Missing HUD-1 From Sale of Previous Property	Final Settlement Statement from property A on the XXXX Tax returns reflects ownership of the property in Trust in addition to the borrow. Missing evidence of the Borrower ownership of the trust and/or the applicable distribution of proceeds. Additional conditions may apply.		08/05/2019: Audit reviewed Lenders response, Lender provided the final Sellers CD for property A on the XXXX tax returns. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 13.4 months reserves, loan qualified with 8.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.34%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234554	a0de2187-cbbb-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/13/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #21 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 13.4 months reserves, loan qualified with 8.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.34%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241181	a1187f66-4d9f-e911-bdd2-f4e9d4a75ba2	3228		Not Covered/Exempt		Compliance		Missing Loan Estimate / LE Not in File	The LE, dated XX/XX/XXXX for increase in Appraised Value from $XXXXXX to $XXXXXX to go with corresponding COC dated XX/XX/XXXX, is missing from the loan file. No Cure - Missing document not provided.	7/9/2019: Please see attached CD that was sent within 3 business days of change. The new LE was not required due to the CD being eligible for delivery.	07/15/2019: Audit reviewed document provided and original loan file. XX/XX COC due to increase in appraised value. Since LTV/CLTV remained < 60%, a revised disclosure is not required since no change in pricing. Additional COC dated XX/XX is for increased loan amount. Received XX/XX disclosure. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum - UW Guides require 8.61 months reserves, loan qualified with XX.XX months reserves. Full Documentation Loan is a Full Documentation loan.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241181	b030dceb-4f9f-e911-bdd2-f4e9d4a75ba2	852		Not Covered/Exempt		Credit		Failure to Obtain Required Documentation	AUS in file required that documentation to support the omission of Prop 3 from being included in the DTI calculation be provided.	XX 7/25/19: Please see attached google maps showing that XXXX XXXX XXXXXX and XXXXX XXXXXXX XXXXXX are the same property. 07/23/2019: XX XX/XX/XXXX: Please see attached closing disclosure showing XXX paying off XXXXXXX XXXXXXXX.	07/26/2019: Audit review of the Lender's documentation provided deemed acceptable, condition cleared.07/24/2019: Audit reviewed Lenders response, however; please provided documentation for omission of property (XXXXX XXXXXXX XX). Exception remains.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum - UW Guides require 8.61 months reserves, loan qualified with XX.XX months reserves. Full Documentation Loan is a Full Documentation loan.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241181	5ec66eb7-4e9f-e911-bdd2-f4e9d4a75ba2	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of tax and insurance for Primary residence on the final application not provided.	07/23/2019: XX XX/XX/XXXX: Please see attached closing disclosure for borrower's primary with XXX showing taxes and insurance are escrowed.	07/24/2019: Lender provided Final CD for primary residence. Exception cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum - UW Guides require 8.61 months reserves, loan qualified with XX.XX months reserves. Full Documentation Loan is a Full Documentation loan.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241181	1e751f3e-4d9f-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	07/09/2019: CDA posted to trailing docs	07/09/2019: A CDA was provided with a value of $XXX,XXX.XX with a variance of 0%. CDA within acceptable tolerance. Exception cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum - UW Guides require 8.61 months reserves, loan qualified with XX.XX months reserves. Full Documentation Loan is a Full Documentation loan.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234549	f5547ea5-ba99-e911-bdd2-f4e9d4a75ba2	3297		Not Covered/Exempt		Compliance		Loan Estimate document error	The Loan Estimate dated XX/XX/XXXX is missing page 3.	07/09/2019: pls see attached XX/XX le, pls clear	07/11/2019: Lender provided all pages to LE dated 05/18. Condition cleared.06/28/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234549	a1d0b1ef-ba99-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score not found in the loan file.	07/08/2019: CDA	07/09/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Exception cleared.07/01/2019: The AVM provided is missing the subject information and comparable information. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234548	c13241c9-cb99-e911-bdd2-f4e9d4a75ba2	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount on final CD of $XXX.XX does not correspond with the state's calculation of 1.25% of the sales price. Provide evidence of tax calculation.	7/25/2019: Please see calculation. The property taxes reflects the actual millage rate ($XXX,XXX x 1.0876% = $XXXX.XX annually).
07/25/2019:  Lender provided tax calculation as sales price x millage.  Lender previously provided air bill, explanation letter and post consummation CD reflecting property taxes of $XXX.XX/month.  Condition cleared.  Loan will be rated a B for all agencies.07/23/2019:  Lender provided air bill, explanation letter and post consummation CD reflecting property taxes of $XXX.XX/month.  However, explanation of calculation not provided.  Initial escrow disclosure and final 1003 reflect $XXX.XX.  Title and appraisal reflect $XXX.XX.  Sales price X 1.25% is $XXX.XX.  Please provide calculation method.  Conditions remains.  Additional conditions may apply.
												Years on Job Borrower has 13.58 years on same job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 148.30 months reserves Years in Field Borrower has 14 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301234548	8080134a-5899-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		07/01/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	Years on Job Borrower has 13.58 years on same job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 148.30 months reserves Years in Field Borrower has 14 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241179	e1634844-b5a0-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file	07/09/2019: CDA posted to trailing docs	07/09/2019: A CDA was provided with a value of $X,XXX,XXX.XX with a variance of 0%. CDA within acceptable tolerance. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241178	fba50f93-fb9d-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	The CDA Report was not provided.	07/08/2019: Please rescind; CU score of 2 on pg 45 of loan file	07/09/2019: Audit reviewed Lenders response. Exception rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301241177	9f5a6711-7fa1-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/23/19 XX See attached VOB	07/25/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years Self Employed Borrower has 8 years as S/E per State Business Licenses Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 77.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241177	390c29d3-7ea1-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects 4 financed properties vs the total of 6 including subject.	7/23/19 XX Please rescind this condition as 2 of the loans are not properties. They are vacant land.	07/25/2019: Audit reviewed Lender's response and has determined the other properties were vacant land. There are a total of 4 actual properties with mortgages. Condition rescinded.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years Self Employed Borrower has 8 years as S/E per State Business Licenses Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 77.7 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301241177	41b87d9b-e29e-e911-bdd2-f4e9d4a75ba2	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Missing signatures on all XXXX & XXXX 1120 & 1065 Business Tax Returns.	8/12/19 XX Please clear this condition based on the attached XXXX tax returns. 2016 are not required as only 1 years returns are required.07/30/2019: Please rescind this as XXXXXXX XXX only requires that on FHA/VA loans.7/23/19 XX Please rescind this condition as the AUS nor XXXXX require tax returns be signed and this is a regular conventional loan.
08/13/2019: Audit reviewed Lender's response and documentation provided and has determined the signed XXXX tax returns and executed 4506-T form is sufficient to meet guideline requirements.  Condition cleared.07/30/2019: Audit reviewed the Lender Rebuttal, and has determined that XXXX requires the lender may verify a self-employed borrower’s employment and income by obtaining from the borrower copies of his or her SIGNED federal income tax returns (both individual returns and in some cases, business returns) that were filed with the IRS for the past two years (with all applicable schedules attached). Condition remains.07/25/2019: Audit reviewed Lender's response and has determined XXXX guidelines for self-employment income require signed individual and business tax returns. The loan file contains tax returns; however, they are not signed. Condition remains.
												No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years Self Employed Borrower has 8 years as S/E per State Business Licenses Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 77.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241177	8359da71-e29e-e911-bdd2-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Missing signed XXXX & XXXX Individual Tax Returns.	8/12/19 XX Please clear this condition based on the attached XXXX tax returns. XXXX are not required as only 1 years returns are required.7/23/19 XX Please rescind this condition as the AUS nor XXXXXX XXX require tax returns be signed and this is a regular conventional loan.
08/13/2019: Audit reviewed Lender's response and documentation provided and has determined the signed XXXX tax returns and executed 4506-T form is sufficient to meet guideline requirements.  Condition cleared.08/02/2019: Audit reviewed AUS, as well as XXXX, and has determined that the AUS does not require executed Returns but XXXX does require them.  AUS states most RECENT one year period, a XXXX extension was filed, therefore lender provided XXXX/XXXX personal and business returns. The Lender did provide the XXXX Tax Transcripts in lieu of signed 1040’s, as trailing docs, but missing XXXX Transcripts or signed returns. The XXXX/XXXX Business Returns are in the loan file, however they are not executed.  According to XXXX they may provide Business Transcripts in lieu of signed Returns. Condition remains.07/30/2019: Audit reviewed the Lender Rebuttal, and has determined that XXXX requires the lender may verify a self-employed borrower’s employment and income by obtaining from the borrower copies of his or her SIGNED federal income tax returns (both individual returns and in some cases, business returns) that were filed with the IRS for the past two years (with all applicable schedules attached). Condition remains.07/25/2019: Audit reviewed Lender's response and has determined XXXX guidelines for self-employment income require signed individual and business tax returns. The loan file contains tax returns; however, they are not signed. Condition remains.
												No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years Self Employed Borrower has 8 years as S/E per State Business Licenses Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 77.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241177	397cd2b1-6bbf-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/16/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #20 was validated by said documentation submitted. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years Self Employed Borrower has 8 years as S/E per State Business Licenses Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 77.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241177	f17fe548-7fa1-e911-bdd2-f4e9d4a75ba2	1703		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool Supporting Documentation	The third party fraud report reflects an alert. Evidence the Lender addressed alert not provided for 12 of the 14 businesses borrower was associated with. XXXX 1040's used to clear were not provided.	07/12/2019: Please see attachment	07/12/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years Self Employed Borrower has 8 years as S/E per State Business Licenses Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 77.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241177	97b84854-e29e-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 4.0	07/08/2019: CDA posted to trailing docs XX/XX	07/09/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years Self Employed Borrower has 8 years as S/E per State Business Licenses Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 77.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241174	ebf21aaa-5f9f-e911-bdd2-f4e9d4a75ba2	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Missing evidence of HOI for property #1 on the final loan application.	7/24/19 XX: Please rescind. Per the final application, property #1 is XXX X XXXX XXXXXXX XXXXX, which is the borrower's primary residence. Per the mortgage statement provided for the property, taxes and insurance are escrowed. The other REO is vacant land, which wouldn't have any homeowner's insurance. Please rescind.	07/25/2019: Audit re-analyzed the loan file, and has determined that said document was located on page 117 within the original loan file. Mortgage Statement did escrow for taxes and insurance. Condition rescinded.	Disposable Income is higher than guideline minimum UW Guides had no disposable income limits, loan qualified with $XX,XXX.XX in disposable income Years Self Employed Borrower has 6 years Self Employed Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with XX.XX months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301241174	a54932fb-5c9f-e911-bdd2-f4e9d4a75ba2	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Per Agency guides Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns for XXXX & XXXX 1065 for Business #1 1120 business returns for XXXX business #2 were not provided.		07/30/2019: Received executed business tax returns. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides had no disposable income limits, loan qualified with $XX,XXX.XX in disposable income Years Self Employed Borrower has 6 years Self Employed Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with XX.XX months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241174	807825b3-5d9f-e911-bdd2-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per Agency guides Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed XXXX returns not provided.	07/24/2019: Please see attached. This loan is a standard Conventional loan (not a XXXXXXXXXXXXX, or XXXXXXXXXXXXXXXXXXXXXXX). The tax transcripts attached verify the personal tax returns and signed 1040s are not required.	07/25/2019: Audit reviewed of XXXX and XXXX personal tax transcripts are deemed acceptable, condition cleared.	Disposable Income is higher than guideline minimum UW Guides had no disposable income limits, loan qualified with $XX,XXX.XX in disposable income Years Self Employed Borrower has 6 years Self Employed Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with XX.XX months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241174	178684b1-9ca1-e911-bdd2-f4e9d4a75ba2	1703		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool Supporting Documentation	The third party fraud report reflects an alert. Evidence the Lender addressed alert #4 with documentation was not provided. File contained to warranty deeds reflect transfer of ownership however there is no evidence to tie it to the properties listed in alert # 4.		07/15/2019: Received evidence Lender addressed fraud alert. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides had no disposable income limits, loan qualified with $XX,XXX.XX in disposable income Years Self Employed Borrower has 6 years Self Employed Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with XX.XX months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241174	8fd877c3-5e9f-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	07/08/2019: CDA posted to trailing docs XX/XX	07/09/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides had no disposable income limits, loan qualified with $XX,XXX.XX in disposable income Years Self Employed Borrower has 6 years Self Employed Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with XX.XX months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275175	0b445b6e-42b2-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/01/2019: Audit reviewed Lender response, Lender provided documentation of the name and title of lender's employee who obtained the VOB. Condition cleared.	Years Self Employed Borrower has 29.08 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 82.30 months reserves Full Documentation Full doucmentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275175	4ccce6db-beb4-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU		08/12/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #17 was validated by said documentation submitted. Condition cleared.	Years Self Employed Borrower has 29.08 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 82.30 months reserves Full Documentation Full doucmentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301255262	26b380ff-bca1-433e-9aec-6762d4469955	3169		Not Covered/Exempt		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	07/23/2019: please see attached	07/23/2019: Audit reviewed initial CD, and has determined that sufficient evidence was provided reflecting initial CD was viewed at least 3 days prior to consummation. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 27.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.72% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 725				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301255262	6e97709e-a3a8-e911-bdd2-f4e9d4a75ba2	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD is missing from the loan file. No Cure - Missing document not provided.		07/23/2019: Audit reviewed initial CD, and has determined that sufficient evidence was provided reflecting initial CD was viewed at least 3 days prior to consummation. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 27.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.72% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 725				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241170	b519aea8-0a9e-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	The CDA property report was not provided. CU score was not available.	07/08/2019: CDA posted to trailing docs	07/09/2019: A CDA was provided with a value of $X,XXX,XXX.XX with a variance of 0%. CDA within acceptable tolerance. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241169	a511a4c7-eb2c-4427-adee-5b851bde6578	3217		Not Covered/Exempt		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	08/01/2019: Please see attachment	08/01/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 1.21 months reserves, loan qualified with 64.70 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301241169	80dbcead-3fb3-4487-8d80-cdfdb90836fd	3218		Not Covered/Exempt		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1 - 30 $X,XXX.XX, the calculated payment amount is Years 1 - 30 $X,XXX.XX. The lender used the incorrect amount of $XXX.XX for taxes. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	08/01/2019: Please see attachment	08/01/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 1.21 months reserves, loan qualified with 64.70 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301241169	f05d3528-af5a-4a1c-98fc-682d4951027b	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	08/01/2019: Please see attachment	08/01/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 1.21 months reserves, loan qualified with 64.70 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301241169	47d85319-04a0-e911-bdd2-f4e9d4a75ba2	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	LP required signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.	07/31/2019: Please see attached.	07/31/2019: Audit reviewed XXXX executed 1120S Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 1.21 months reserves, loan qualified with 64.70 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241169	3e362922-04a0-e911-bdd2-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	LP required signed, dated individual tax returns, with all applicable tax schedules for the most recent year. Signed returns not provided.	7/24/19: Please see attached personal tax transcripts.	07/24/2019: Audit review of the tax transcripts for XXXX and XXXX is deemed acceptable, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 1.21 months reserves, loan qualified with 64.70 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275174	6b93c3c5-22b2-e911-abc7-f4e9d4a75a52	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	AUS require that the VVOE be completed within 10 business days of the Note date. The VVOE in the file is greater than 10 days from the Note date.	7/31/19 XX: Please rescind. XXX has a variance where VVOE's can be dated within 30 days of the note date. The VVOE on file meets this requirement	08/01/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception downgraded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 62.4 months reserves Years in Primary Residence Borrower has resided in subject for 40 years Full Documentation Full documentation loan				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301275174	7a100143-35b2-e911-abc7-f4e9d4a75a52	1		Not Covered/Exempt		Credit		General Credit Exception	The name on the loan documents do not match the name on borrower's ID provided in file.	7/31/19 XX: Please rescind. All documents in the file reflect the borrower as XXXXXXX XXXXX (title, HOI, paystub, w2, tax returns, asset statements, and letters of explanation). The addresses on these documents also align with the address on the borrower's ID. It is also very common in the Spanish culture for people to have 2 surnames. There are no red flags with this discrepancy as it is clearly our borrower	08/01/2019: Audit reviewed Lenders response and verified Name and address matched up with Tax returns, W2, pay stub and Fraud Report. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 62.4 months reserves Years in Primary Residence Borrower has resided in subject for 40 years Full Documentation Full documentation loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234540	0d9fa1d2-48a0-e911-bdd2-f4e9d4a75ba2	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for primary residence on the final application not provided. The loan file did not contain evidence the taxes and insurance for the borrower's primary residence are escrowed or other documentation verifying the monthly expense.	8/1/19 This should have been cleared with the document sent on XX/XX/XXXX Under Past payments breakdown is the taxes and insurance disbursed XX/XX/XXXX. XX Attached please find the Wells Fargo statement showing the T&I are included in the payment.	08/02/2019: Lender provided Mortgage statement with escrows (tax and INS yearly disbursement disclosed) Exception cleared XX/XX/XXXX: Audit reviewed Lenders response, however; mortgage statement received is not specific for the items escrowed. Please provide property tax and insurance documentation or verification taxes and Insurance are escrowed (i.e. credit supplement stating taxes and insurance included). Exception remains.	FICO is higher than guideline minimum Client overly maximum DTI is 43%, loan qualified with 33.28% DTI No Mortgage Lates Client overlay requires 0x30 in the most recent 24 months. Credit report reflects 0x30 in the past 99 months. Years on Job Borrower has been on job for 12 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252287	276c5618-f6bb-4ad6-8082-9793c346aa6d	3169		Not Covered/Exempt		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The Closing Disclosure is dated XX/XX/XXXX. No cure.	07/18/2019: please see attached	07/19/2019: Lender provided initial CD which was e-signed greater than 3 days prior to consummation. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 78.6 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 75%, loan qualified with a 57.06% CLTV. Years Self Employed Borrower has been self employed for over 14 years (S Corp).				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301252287	2e932696-f8a4-e911-bdd2-f4e9d4a75ba2	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	Missing copy of CD dated XX/XX/XXXX provided to borrower per Disclosure Tracking.	07/18/2019: please see attached	07/19/2019: Lender provided Initial CD. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 78.6 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 75%, loan qualified with a 57.06% CLTV. Years Self Employed Borrower has been self employed for over 14 years (S Corp).				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252287	be605878-d3a4-e911-bdd2-f4e9d4a75ba2	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Per agency guidelines, Self-employed consumers must provide signed copies of Federal business income tax returns for the previous year, with all applicable tax schedules. Signed XXXX business returns not provided for Businesses A, C, and F on Schedule E of XXXX tax returns. XXXX extension was no provided for business F.		07/30/2019: Audit reviewed Lender's rebuttal, Lender advised XXXXXX XXX does not required signed tax returns, verified AUS did not require signed tax returns. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 78.6 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 75%, loan qualified with a 57.06% CLTV. Years Self Employed Borrower has been self employed for over 14 years (S Corp).				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252287	62958a1d-f8a4-e911-bdd2-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per agency guidelines, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent year. Signed return not provided.		07/30/2019: Audit reviewed Lender's rebuttal, Lender advised XXXXXX XXX does not required signed tax returns, verified AUS did not require signed tax returns. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 78.6 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 75%, loan qualified with a 57.06% CLTV. Years Self Employed Borrower has been self employed for over 14 years (S Corp).				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252287	967c8389-a5b7-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/08/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #20 was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 78.6 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 75%, loan qualified with a 57.06% CLTV. Years Self Employed Borrower has been self employed for over 14 years (S Corp).				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275173	dbbb4b59-4eb2-e911-abc7-f4e9d4a75a52	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Per LP, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent one year; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last one year, with all applicable tax schedules. Signed business returns not provided.		08/09/2019: Audit reviewed Lenders response, Lender provided the XXXX signed business returns. Condition cleared.	Years Self Employed Borrower has been self-employed for 12 years. Reserves are higher than guideline minimum LP Underwriting Guidelines require 14.78 months reserves, loan qualified with 47.60 months reserves. No Mortgage Lates Borrower has no Mortgage Lates within the last 99 reporting months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275173	ad6b94b0-4eb2-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per LP, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent one year. Signed returns not provided.	XX 7/24/19: Please see attached tax transcripts.	08/01/2019: Audit reviewed the attached XXXX Personal Tax Transcript and deemed acceptable. Condition cleared.	Years Self Employed Borrower has been self-employed for 12 years. Reserves are higher than guideline minimum LP Underwriting Guidelines require 14.78 months reserves, loan qualified with 47.60 months reserves. No Mortgage Lates Borrower has no Mortgage Lates within the last 99 reporting months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275173	3a09bfe9-4eb2-e911-abc7-f4e9d4a75a52	1552		Not Covered/Exempt		Credit		Missing signed 4506-T	The LP guidelines require an executed 4506-T at application and at closing. 4506-T signed at application and at closing not provided.	XX 7/31/19: Please see attached wet signed 4506T for both borrowers. Please see page 193 for XXXXXXX'X 4506T E-signed at application. Please see page 147 for XXXXX'X 4506T signed at application.	07/31/2019: Audit review of the 4506-T provided by the Lender for the Borrower and Co-Borrower signed and dated at closing deemed acceptable. Initial 4506-T's signed and dated at application were located in the original loan file pages 193 and 147. Condition Cleared.	Years Self Employed Borrower has been self-employed for 12 years. Reserves are higher than guideline minimum LP Underwriting Guidelines require 14.78 months reserves, loan qualified with 47.60 months reserves. No Mortgage Lates Borrower has no Mortgage Lates within the last 99 reporting months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241167	a4b526dc-aaa2-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date for the coborrower.	7/23/19 XX Please rescind this as we are allowed for the VVOE to be up to 30 calendar days prior to the note date.	07/25/2019: Audit re-analyzed the loan file, and has determined that the Co-Borrower's VVOE within the original loan file is dated within 30 days of the note date. Condition rescinded.	No Mortgage Lates FICO is higher than guideline minimum FICO is higher than guideline minimum UW Guide requires FICO of 680, loan qualifies with FICO of 753. Reserves are higher than guideline minimum UW Guides requires 6 months reserves, loan qualifies with 7.80 months reserves Years on Job Borrower has 18 years on job. General Comp Factor 1				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301259759	2d03ff07-fdad-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing Appraisal Review.		07/24/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301255261	84d7507c-c6a7-e911-bdd2-f4e9d4a75ba2	914		Not Covered/Exempt		Credit		Missing income documentation	Missing most recent year tax return for verify of income required per AUS.	8/16/19 XX - Please see the attached XXXX Tax Returns.08/08/2019: XX - Please see the attached Income Worksheet for clarification on how the Dividends/Interest income is being calculated. Attached is also two years of tax returns that were sent with the initial loan delivery docs.08/05/2019: XX- Please see the attached XXXX extension that was sent with the initial loan delivery docs.
08/20/2019:  Audit review of the XXXX complete tax return deemed acceptable, condition cleared.08/09/2019: Audit reviewed Lender's response and has determined the AUS required 2 years tax returns with all schedules.  The XXXX tax return provided was not complete with all schedules.  Condition remains.08/06/2019: Audit reviewed lenders response, Please provide complete XXXX personal Tax returns as DU requires 2 years (2018 extension received). Exception remains.07/31/2019: Audit reviewed Lender response, Lender provided the XXXX tax returns, however AUS requires 2 years tax returns, application date is after XX/XX/XXXX so XXXX tax returns are needed.  Condition remains.
												FICO is higher than guideline minimum FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 797. Reserves are higher than guideline minimum Reserves are higher than guideline minimum UW Guides require 19 months reserves, loan qualified with 44.30 months reserves. Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301255261	31d63ed8-6cc3-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/21/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #17 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 797. Reserves are higher than guideline minimum Reserves are higher than guideline minimum UW Guides require 19 months reserves, loan qualified with 44.30 months reserves. Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241162	e7d00e5f-b529-4216-ac4d-a26686d33700	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Added Exception based on property tax calculation received: The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXXX.XX. (Not IN ESCROW) Provide re-disclosed CD and letter of explanation.		07/26/2019: Received air bill, explanation letter and post consummation CD correcting estimated taxes, insurance & assessments and correcting page 4 of 5. Condition cleared. Loan will be rated a B for all agencies.07/24/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	General Comp Factor 1 Reserves are higher than guideline minimum Reserves are higher than guideline minimum UW Guides require 1.32 months reserves, borrower qualified with 77.20 months reserves. General Comp Factor 1 FICO is higher than guideline minimum General Comp Factor 1 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770. No Mortgage Lates No Mortgage Lates UW guides require 0x30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported. General Comp Factor 1				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301241162	044a875b-49ae-e911-abc7-f4e9d4a75a52	3250		Not Covered/Exempt		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	Added Exception based on property tax calculation received: The final CD is completed in error for required data under the Escrow Account section, page 4 of 5. Provide re-disclosed CD and letter of explanation.		07/26/2019: Received air bill, explanation letter and post consummation CD correcting estimated taxes, insurance & assessments and correcting page 4 of 5. Condition cleared. Loan will be rated a B for all agencies.	General Comp Factor 1 Reserves are higher than guideline minimum Reserves are higher than guideline minimum UW Guides require 1.32 months reserves, borrower qualified with 77.20 months reserves. General Comp Factor 1 FICO is higher than guideline minimum General Comp Factor 1 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770. No Mortgage Lates No Mortgage Lates UW guides require 0x30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported. General Comp Factor 1				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301241162	9324a090-869f-e911-bdd2-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Missing lender's calculation for $XXX.XX/month subject property taxes. Title reflects $XXX.XX/month.	07/23/2019 XX: The taxes were originally calculated off of a purchase price of $XXX,XXX.XX. We received an addendum after the fact confirming a new purchase price of $XXX,XXX.XX. Due to being a California purchase, taxes should be $XXX.XX (1.25% of the $XXX,XXX.XX purchase price)	07/24/2019: Lender provided property tax calculations (Additional findings added). Exception cleared.	General Comp Factor 1 Reserves are higher than guideline minimum Reserves are higher than guideline minimum UW Guides require 1.32 months reserves, borrower qualified with 77.20 months reserves. General Comp Factor 1 FICO is higher than guideline minimum General Comp Factor 1 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770. No Mortgage Lates No Mortgage Lates UW guides require 0x30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported. General Comp Factor 1				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241162	1ceede1a-869f-e911-bdd2-f4e9d4a75ba2	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	AUS required signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed XXXX business returns not provided.	8/6/19 XX: Please see attached	08/07/2019: Lender provided signed signature page for XXXX business returns. Condition cleared.	General Comp Factor 1 Reserves are higher than guideline minimum Reserves are higher than guideline minimum UW Guides require 1.32 months reserves, borrower qualified with 77.20 months reserves. General Comp Factor 1 FICO is higher than guideline minimum General Comp Factor 1 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770. No Mortgage Lates No Mortgage Lates UW guides require 0x30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported. General Comp Factor 1				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241162	d7bcdb5d-539f-e911-bdd2-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	AUS required signed, dated individual tax returns, with all applicable tax schedules for the most recent year. Signed XXXX returns not provided.	7/25/19 XX: Please see attached. These were received on XX/XX/XXXX. 7/23/19 XX: Please rescind this condition. The LP change for fully executed personal tax returns was effective XXXX XXX, XXXX. This particular loan closed XXX XXX, XXXX. The LP update also states that the tax returns can be validated by the presence of tax transcripts in the file, which we have as of XX/XX/XXXX.	07/25/2019: Received tax transcripts. Condition cleared.07/24/2019: Audit reviewed Lenders response, however; Please provide Tax Transcripts or signed returns. Exception remains.	General Comp Factor 1 Reserves are higher than guideline minimum Reserves are higher than guideline minimum UW Guides require 1.32 months reserves, borrower qualified with 77.20 months reserves. General Comp Factor 1 FICO is higher than guideline minimum General Comp Factor 1 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770. No Mortgage Lates No Mortgage Lates UW guides require 0x30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported. General Comp Factor 1				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241162	6500c34b-869f-e911-bdd2-f4e9d4a75ba2	2793		Not Covered/Exempt		Credit		Missing K-1	Missing K-1 for borrower's business listed on final application. Lender qualified income as 100% owner. If 25% or greater ownership, additional conditions will apply.	07/25/2019: Received tax transcripts. Condition cleared. 07/24/2019: Audit reviewed Lenders response, however; Please provide Tax Transcripts or signed returns. Exception remains.	08/08/2019: Audit reviewed Lenders response, Lender advised that business is an 1120 C Corporation no K-1's needed. Condition cleared.08/07/2019: Lender provided updated AUS and schedule 1125E to XXXX business tax return; however, did not provide K1. Condition remains.	General Comp Factor 1 Reserves are higher than guideline minimum Reserves are higher than guideline minimum UW Guides require 1.32 months reserves, borrower qualified with 77.20 months reserves. General Comp Factor 1 FICO is higher than guideline minimum General Comp Factor 1 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770. No Mortgage Lates No Mortgage Lates UW guides require 0x30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported. General Comp Factor 1				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252283	40e975a1-f6a4-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.		07/30/2019: Audit reviewed Lender response, Audit reviewed guidelines and VVOE can be dated within 30 days prior to the note date. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.10% DTI is lower than guideline maximum UW Guides maximum 43% DTI, loan qualified with DTI of 27.65% Reserves are higher than guideline minimum UW Guides require 9.30 months reserves, loan qualified with 109.30 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301247956	a5e8f7f0-dec0-4a6a-94e2-6cd138bf2c3c	3169		Not Covered/Exempt		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. No cure.	08/01/2019: Please see attachment	08/02/2019: Lender provided Initial CD. Exception cleared.	DTI is lower than guideline maximum Loan qualified with DTI of 10.42% Reserves are higher than guideline minimum AUS required 15.60 mos reserves; loan qualified with 365.50 mos reserves. FICO is higher than guideline minimum Loan qualfied with FICO of 750				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301247956	dd592935-aaa2-e911-bdd2-f4e9d4a75ba2	1		Not Covered/Exempt		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	08/01/2019: Please see attachment	08/02/2019: Lender provided Seller CD. Exception cleared.	DTI is lower than guideline maximum Loan qualified with DTI of 10.42% Reserves are higher than guideline minimum AUS required 15.60 mos reserves; loan qualified with 365.50 mos reserves. FICO is higher than guideline minimum Loan qualfied with FICO of 750				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301247956	ab9cac91-aba2-e911-bdd2-f4e9d4a75ba2	33		Not Covered/Exempt		Credit		Failure to obtain Asset Documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing XXXXX XXXX statements for both accounts listed on final 1003 for B1.		07/26/2019: Audit reviewed Lender response, Lender provided XXXXXX XXX guidelines, reviewed file and AUS did not specify 2 months, however the asset statements provided do show the previous and current months balances. Condition cleared.	DTI is lower than guideline maximum Loan qualified with DTI of 10.42% Reserves are higher than guideline minimum AUS required 15.60 mos reserves; loan qualified with 365.50 mos reserves. FICO is higher than guideline minimum Loan qualfied with FICO of 750				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275171	f2e0af14-a8b2-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing Appraisal review.		07/30/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252279	17b36e72-1da4-e911-bdd2-f4e9d4a75ba2	909		Not Covered/Exempt		Credit		Missing AUS results	Missing AUS results.	07/18/2019: please see attached	07/18/2019: Audit reviewed AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.19% CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 22.02%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301259758	9ad8b7d2-41ae-e911-abc7-f4e9d4a75a52	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Missing condo questionnaire and/or project approval.	7/31/19 XX: Please see attached condo approval by XXX.	07/30/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 8.44 months reserves, loan qualifies with 23 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 702. Years on Job Borrower has 13.58 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275170	cf062608-39b2-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Signed return not provided.	7/31/19: Please rescind. This is a regular conventional file on XXXXXX XXX signed and dated tax returns would not be required.	08/01/2019: Audit reviewed lender’s rebuttal and original loan file. Tax returns were utilized to calculate rental income. Per agency guidelines, each tax return must be signed unless the lender has obtained transcripts that validate the tax return. Tax transcripts provided. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 22.60 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 73%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275170	de8e24ff-5db2-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	7/31/19: Please see attached tax transcripts	08/01/2019: Received tax transcripts. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 22.60 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 73%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275170	80b33ef5-38b2-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not found in the loan file. CU Score was not found in Lon File		07/31/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 22.60 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 73%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275169	460ca90b-41b2-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/31/19 XX: Please see attached.	08/01/2019: Audit reviewed the Lender response, Lender provided the source of the 3rd party information obtained and the name and title of the Lender's employee who obtained the information. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.06% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 193.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275169	138c3d40-bfb4-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU		08/12/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #15 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.06% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 193.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275169	57d35c4d-38b2-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.		07/31/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.06% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 193.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252278	e2bd0cbd-41a4-e911-bdd2-f4e9d4a75ba2	14		Not Covered/Exempt		Credit		Failure to obtain Title	A Copy of Title for the subject property was not provided.	07/18/2019: please see attached	07/19/2019: Lender provided Title. Condition cleared.	Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum - UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.50 months reserves. Full Documentation Loan is a Full Documentation loan.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252278	93516959-42a4-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/15/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum - UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.50 months reserves. Full Documentation Loan is a Full Documentation loan.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252277	67613ee3-caa4-e911-bdd2-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 31.11%. Due to the improper calculation of income, the actual DTI is 37.19%. Most recent DU in file reflects incorrect rental losses for the subject property. Audit used 75% of current rents reflected on the Operating Income statement however appears lender used a higher amount not documented in loan file.	7/30/19 XX: Please clear this condition. Attached are the updated 1003, 1008, and AUS findings and the loan is still eligible. This has been corrected. Thank you!	07/30/2019: Lender provided corrected 1003, 1008 and AUS. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 7.68 months reserves, loan qualified with 43.10 months reserves Years on Job Borrower on job 34 years, Co-Borrower on job 10.08 years DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualififed with 37.19% DTI				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301252277	96aa81c7-c4a4-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects 5 financed properties. Actual DTI is 37.19% vs. 31.11% reflected on AUS.	08/01/2019: Please see attached7/30/19: Please see attached revised AUS run	08/01/2019: Audit reviewed updated AUS, and has determined that DTI reflects 37.19% on said document. Documentation submitted is deemed acceptable. Condition cleared. 07/30/2019: Audit reviewed Lenders response, however; please provide updated AUS with 3 Financed properties vs 5 per item 11 on AUS as properties # 4 and 5 on final 1003 were sold. Exception remains.	Reserves are higher than guideline minimum UW Guides require 7.68 months reserves, loan qualified with 43.10 months reserves Years on Job Borrower on job 34 years, Co-Borrower on job 10.08 years DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualififed with 37.19% DTI				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301252277	b473744c-cba4-e911-bdd2-f4e9d4a75ba2	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file. DTI does not match DU DTI.	7/30/19 XX: Please see attached revised 1008	07/30/2018: Lender provided corrected 1008. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 7.68 months reserves, loan qualified with 43.10 months reserves Years on Job Borrower on job 34 years, Co-Borrower on job 10.08 years DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualififed with 37.19% DTI				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252277	4f209fbf-5bb5-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU. Missing tax transcript dated XX/XX/XXXX per DU.	08/05/2019: Please see attachment	08/05/2019: Audit reviewed 2 years Tax Transcripts, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 7.68 months reserves, loan qualified with 43.10 months reserves Years on Job Borrower on job 34 years, Co-Borrower on job 10.08 years DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualififed with 37.19% DTI				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301247954	366b68b5-897c-482b-b571-97ac772f25df	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	Missing initial Closing Disclosure from the loan file. No Cure	07/30/2019: Please see attachment	07/30/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	Years in Field Borrower has 5 years in Field FICO is higher than guideline minimum 716 FICO score Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301247954	eb9dfe35-45a2-e911-bdd2-f4e9d4a75ba2	73		Not Covered/Exempt		Credit		Failure to obtain Evidence of Self Employment	The loan application indicated that the borrower was self-employed for 2.42 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.	07/29/2019: Please rescind. See page 384 of the upload showing documentation from the secretary of state for the borrower's business showing that this has been active since XX/XX/XXXX.	07/29/2019: Audit re-analyzed the loan file, and has determined that a copy of the business license was located on page 384 within the original loan file. Condition rescinded.	Years in Field Borrower has 5 years in Field FICO is higher than guideline minimum 716 FICO score Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.80 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301247953	7b08b286-51a2-e911-bdd2-f4e9d4a75ba2	701		QM/Agency Safe Harbor		Credit		Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing 10 days prior to note date.
07/31/2019: Please rescind. The only loan programs that require a VVOE when using K1 income are the XXXXXXXXXX XXXX XXXXXXX and XXXXX XXXX XXXXXX. Since this loan is an XXXXX XXXX XXXXXXX, this does not have to follow the same guidelines that XXXXXXXXXXX and XXXX XXXXXXX follow. XXX's credit policy on conventonal (NOT non-agency files) loans is that a VVOE is not required when a borrower is less than 25% owner on a K1. Nowhere in the attached DU guidelines does it say that a VVOE is required in this instance. 07/29/2019: Please rescind. This is a conventional loan and VVOE's are not required when using K1 income of less than 25% ownership. This is only a requirement on XXXXXXXXXX XXXX XXXXXXX/XXXXXX XXXX XXXXXXX loan programs
											07/31/2019: Audit reviewed the Lender Rebuttal, and has determined that the DU does not require a VOE. Condition rescinded. 07/29/2019: Audit re-analyzed loan file, and has determined that ALL Lock Confirmations within the loan file reflect XXXXX XXXX XXXXXXX loan NOT XXXXXXXXXXXXXXXXX. XXXX requires a VOE within 30 days of Note date. Condition remains.	Years in Field Borrower has 19 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301247953	ab1d43aa-8ab4-e911-abc7-f4e9d4a75a52	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU. Tax transcripts pulled on XX/XX/XXXX per DU is missing from file.		08/02/2019: Received XXXX tax transcripts. Condition cleared.	Years in Field Borrower has 19 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286642	c6a35abd-e7a5-4ce2-9692-969c7a6f75e9	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The final CD does not disclose the number of months for which Flood Insurance was prepaid in Section F. Provide corrective CD and letter of explanation. Finding deemed non-material, loan will be graded a B for all agencies.		08/08/2019: loan will be graded a B for all agencies. Note: If PCCD is received finding will still be graded a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.91%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 25.91%.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286642	8c183f0a-99b7-e911-abc7-f4e9d4a75a52	840		Not Covered/Exempt		Credit		Failure to Obtain Hazard Insurance Declaration	Hazard insurance declaration for the subject property is missing HOI Premium.	8/7/19 XX: Please rescind and see attached	08/08/2019: Lender provided HOI invoice with premium. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.91%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 25.91%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286642	5360dee0-98b7-e911-abc7-f4e9d4a75a52	17		Not Covered/Exempt		Credit		Missing evidence of flood insurance	Subject property is in Flood Zone AH. Flood Certificate in file did not reflect the Policy Number.	8/7/19 XX: Please rescind. The flood policy in the file has the quote number of #XXXXXXXX. The flood insurance invoice on file lists the exact same quote number and it also shows that the premium was paid by the borrower. Since we know that the invoice reflects the policy as paid and references the quote number, the policy number itself would be unnecessary	08/08/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.91%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 25.91%.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286642	432099c1-95b7-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/08/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #17 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.91%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 25.91%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286642	031cf21f-95b7-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA / AVM was not provided.		08/07/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.91%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 25.91%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301255258	c76a5d07-55a7-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing Review Appraisal. No CU score.	07/17/2019: CDA	07/17/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259755	72d0e389-47b9-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed XXXX and XXXX returns not provided.	XX 8/9/19: Please see attached transcripts for XXXX and XXXX.	08/12/2019: Lender provided XXXX/XXXX Tax Transcripts. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301247952	2cbd8192-619f-4580-929d-20e6dba6b840	3217		Not Covered/Exempt		Compliance		CD Document does not match actual calculated values for Estimated Escrow	CD Document does not match actual calculated values for Estimated Escrow : The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	7/30/19 XX: Please rescind. Based on the HOI policies we have on file the annual premium of $X,XXX.XX is accurate. The property is a 2 unit and there are separate policies of $XXX.XX and $XXX.XX which we have documented. The final CD is reflecting the accurate $X,XXX.XX annual figure	07/31/2019: Audit reviewed Lenders response, Lender provided in the original loan package 2 policies for the property, 1 policy is for the 1 story building and the other is for the 2 story building. Lender provided documentation showing that unit 853 and 855 are the same building. Condition cleared.07/30/2019: Audit reviewed Lenders response, however; subject property is a 3 Unit and Hazard insurance information is located on Pages 229, 209, 214. Please provide documentation verifying insurance policy for all 3 Units (Together or separately) and updated CD accordingly. Exception remains.	Years on Job Borrower has 23 years on job Full Documentation Full documentation loan Years in Primary Residence Borrower has resided in primary residence for 25 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301247952	f089464f-1b24-4ab4-8163-2ce129835d4c	3218		Not Covered/Exempt		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1 - 30 $X,XXX.XX include the amounts of P&I, Estimated Escrow & Estimated Total, the calculated payment amount is(Years 1 - 30 $X,XXX.XX The lender's calculation included the Higher Estimated insurance amount.	7/30/19 XX: Please rescind. Based on the HOI policies we have on file the annual premium of $X,XXX.XX is accurate. The property is a 2 unit and there are separate policies of $XXX.XX and $XXX.XX which we have documented. The final CD is reflecting the accurate $X,XXX.XX annual figure	07/31/2019: Audit reviewed Lenders response, Lender provided in the original loan package 2 policies for the property, 1 policy is for the 1 story building and the other is for the 2 story building. Lender provided documentation showing that unit 853 and 855 are the same building. Condition cleared.07/30/2019: Audit reviewed Lenders response, however; subject property is a 3 Unit and Hazard insurance information is located on Pages 229, 209, 214. Please provide documentation verifying insurance policy for all 3 Units (Together or separately) and updated CD accordingly. Exception remains.	Years on Job Borrower has 23 years on job Full Documentation Full documentation loan Years in Primary Residence Borrower has resided in primary residence for 25 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301247952	834d7ad4-5f41-42c3-a615-2139ddb8c2aa	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	7/30/19 XX: Please rescind. Based on the HOI policies we have on file the annual premium of $X,XXX.XX is accurate. The property is a 2 unit and there are separate policies of $XXX.XX and $XXX.XX which we have documented. The final CD is reflecting the accurate $X,XXX.XX annual figure	07/31/2019: Audit reviewed Lenders response, Lender provided in the original loan package 2 policies for the property, 1 policy is for the 1 story building and the other is for the 2 story building. Lender provided documentation showing that unit 853 and 855 are the same building. Condition cleared.07/30/2019: Audit reviewed Lenders response, however; subject property is a 3 Unit and Hazard insurance information is located on Pages 229, 209, 214. Please provide documentation verifying insurance policy for all 3 Units (Together or separately) and updated CD accordingly. Exception remains.	Years on Job Borrower has 23 years on job Full Documentation Full documentation loan Years in Primary Residence Borrower has resided in primary residence for 25 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301247952	b4470a95-6ea2-e911-bdd2-f4e9d4a75ba2	3250		Not Covered/Exempt		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD completed in error for required data under the Loan Disclosures section for the field(s) Escrow Account. The calculated amount is incorrect due to the incorrect value for hazard insurance disclosed on the final CD. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z non-Numeric Clerical error Cure within 60 days of consummation. Provide re-disclosed CD and letter of explanation.	7/30/19 XX: Please rescind. Based on the HOI policies we have on file the annual premium of $XXXX is accurate. The property is a 2 unit and there are separate policies of $XXX and $XXX which we have documented. The final CD is reflecting the accurate $XXXX annual figure	7/30/19 XX: Please rescind. Based on the HOI policies we have on file the annual premium of $X,XXX.XX is accurate. The property is a 2 unit and there are separate policies of $XXX.XX and $XXX.XX which we have documented. The final CD is reflecting the accurate $X,XXX.XX annual figure	Years on Job Borrower has 23 years on job Full Documentation Full documentation loan Years in Primary Residence Borrower has resided in primary residence for 25 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301247952	9308f2b9-6ea2-e911-bdd2-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Missing documentation supporting the HOA or Misc expenses for REO #1 & REO #2 as reflected on the final 1003		07/29/2019: Audit reviewed Lender response, Lender advised that the additional other fees are the expenses not added back after adding back the taxes, mtg interest, depreciation and insurance for both properties. Condition cleared.	Years on Job Borrower has 23 years on job Full Documentation Full documentation loan Years in Primary Residence Borrower has resided in primary residence for 25 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301247952	a4faa6e1-71a2-e911-bdd2-f4e9d4a75ba2	906		Not Covered/Exempt		Credit		Missing hazard insurance declaration	A hazard insurance declaration with an effective date prior to the disbursement date for the subject property was not provided.		07/29/2019: Audit reviewed Lender's response, Lender advised that a more recent insurance policy was provided in the original package. Re-viewed original file and found an more updated insurance policy. Updated total monthly insurance policy as there are 2 separate premiums on this property. Condition cleared.07/09/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.	Years on Job Borrower has 23 years on job Full Documentation Full documentation loan Years in Primary Residence Borrower has resided in primary residence for 25 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286639	09907d9e-90b7-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.	8/8/19 XX: Please rescind and see attached	08/09/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared. 08/08/2019: Audit reviewed Lenders response, Lender advised that the business license is in the file, audit verified, however The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. Condition remains.	Reserves are higher than guideline minimum UW Guides do not require reserves, loan qualified with 7.90 months reserves Years in Field Borrower has 4 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 50 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286639	b9f474e6-8fb7-e911-abc7-f4e9d4a75a52	23		Not Covered/Exempt		Credit		Failure to obtain Credit Report	The credit report referenced by AUS is missing from the loan file, additional conditions may apply	8/8/19 XX: Please rescind and see attached. The findings we sent starting on page 375 indicates the credit reference number of XXXXXXXXXXX. Attached is the same credit reference number	08/09/2019: Lender provided credit report matching the AUS. Condition cleared.08/08/2019: Audit reviewed Lender response, Lender provided Credit report, however the credit report provided does not match what was reported on the AUS. Please provided the credit report that verifies the credit information reported in the AUS. Condition remains.	Reserves are higher than guideline minimum UW Guides do not require reserves, loan qualified with 7.90 months reserves Years in Field Borrower has 4 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 50 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286639	2f39add8-8fb7-e911-abc7-f4e9d4a75a52	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	A complete final application for the subject transaction was not provided. The Borrower years in field was incomplete.		08/08/2019: Audit reviewed Lender response, Lender provided a copy of an unsigned application showing the borrowers years in field was complete. loan will be graded a B for all agencies. Condition downgraded	Reserves are higher than guideline minimum UW Guides do not require reserves, loan qualified with 7.90 months reserves Years in Field Borrower has 4 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 50 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286639	c269d119-8fb7-e911-abc7-f4e9d4a75a52	915		Not Covered/Exempt		Credit		Missing asset documentation	Lender's guidelines require month bank statements, 1 months' investor portfolio statements or 1 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing an asset statement for accounts XXX-XX and XXX-XX as reflected on the final application. The transaction is short cash to close in the amount of $X,XXX.XX. Additional conditions may apply.		08/08/2019: Audit reviewed Lenders response, Lender advised bank statements in file, audit verified bank statement covering 2 month period was in file. Condition rescinded.	Reserves are higher than guideline minimum UW Guides do not require reserves, loan qualified with 7.90 months reserves Years in Field Borrower has 4 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 50 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286639	c38dafa1-7db7-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The CU score is 2.6.		08/07/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides do not require reserves, loan qualified with 7.90 months reserves Years in Field Borrower has 4 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 50 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259754	2e35a628-11ae-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	CDA report not provided. No CU score		07/24/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259751	cc3703eb-6aad-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed returns not provided.
08/07/2019:XX - The guideline that is being referenced is XXXX XX X-XX-XX, which is showing on my previously uploaded screenshot. Tax Returns are never required to be signed on Conventional loans. Please rescind this condition.08/02/2019: Please see the XXXX guideline attached which states, “tax return must be signed by the borrower unless the lender has obtained: a completed 4506-T. Please rescind this condition.07/30/2019: XX - This is a conventional DU loan. Per XXXX XX X-XX-XX, tax returns are not required to be signed by the borrower if a completed 4506-T signed by the borrower for the year in question is obtained. Please see the attached 4506-T that was sent with the initial loan delivery docs. Please rescind this condition.

08/08/2019: Audit reviewed Lender's response and has determined the signed 4506T in lieu of signature on tax returns is sufficient.  Condition cleared.08/02/2019: Audit reviewed the Lender Rebuttal, and has determined that current XXXX guides for documenting rental income for subject property require signed 1040 returns or copies of current lease. Unable to locate and validate lender statement for "tax return must be signed by the borrower unless the lender has obtained: a completed 4506-T".  All loans using qualifying income have to have signed 4506Ts, if statement for 4506T is valid then NO tax returns would ever be required to be signed. Per XXXX, the 4506T can be used to obtain transcripts. Condition remains.   07/31/2019: Audit reviewed Lenders response, however; per XXXX guidelines XX-X-X-XX, Rental Income/Documenting Rental Income From Property Other Than the Subject Property states that tax returns are required to be signed. Exception Remains. 121
												Reserves are higher than guideline minimum Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.60 months reserves Years in Field Borrower has 18 years in Field Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259751	8ad39553-d2bb-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/13/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #15 was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.60 months reserves Years in Field Borrower has 18 years in Field Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286638	78dcd762-5eb9-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/13/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #15 was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 109.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 41.92%, loan qualified with DTI of 32.02% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 21 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286638	308a8b55-aeb7-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		08/07/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 109.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 41.92%, loan qualified with DTI of 32.02% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 21 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301255256	5108a0f3-8fa8-e911-bdd2-f4e9d4a75ba2	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Missing current Balance Sheet for Business B Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	07/19/2019: XX - This is a Conventional loan. A Balance Sheet and Profit & Loss Sheet is not required. Please rescind this condition.	07/19/2019: Audit reviewed Lender's response and has verified the loan is a Conventional DU loan which is not subject to QM requirements. The loan file contained the required income documentation per the requirement of the AUS. Condition rescinded.	Full Documentation Full documentation loan Reserves are higher than guideline minimum UW Guides require 8.43 months reserves, loan qualified with 101 months reserves FICO is higher than guideline minimum Loan qualified with a 788 Fico				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301255256	9cf202a6-8fa8-e911-bdd2-f4e9d4a75ba2	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Missing signed tax returns for Business B on Schedule E Part II of the XXXX tax returns	07/19/2019: XX - This is a conventional DU loan. Per XXXX XX-X-X-XX, tax returns are not required to be signed by the borrower if a completed 4506-T signed by the borrower for the year in question is obtained. Please see the attached 4506-T that was sent with the initial loan delivery docs. Please rescind this condition.	07/19/2019: Audit reviewed Lender's response and has verified the loan is a Conventional DU loan which is not subject to QM requirements. The loan file contained the required income documentation per the requirement of the AUS. Condition rescinded.	Full Documentation Full documentation loan Reserves are higher than guideline minimum UW Guides require 8.43 months reserves, loan qualified with 101 months reserves FICO is higher than guideline minimum Loan qualified with a 788 Fico				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301255256	977b51e8-8fa8-e911-bdd2-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed XXXX returns not provided.	07/19/2019: XX - Only W2 income is being used to qualify. Our borrower is less than 25% owner of XXXXX XXXXX XXXXX. XXXX Business Tax Returns and K1 was provided with the initial loan delivery docs to verify this. Please rescind this condition.	07/19/2019: Audit reviewed Lender's response and has verified the loan is a Conventional DU loan which is not subject to QM requirements. The loan file contained the required income documentation per the requirement of the AUS. Condition rescinded.	Full Documentation Full documentation loan Reserves are higher than guideline minimum UW Guides require 8.43 months reserves, loan qualified with 101 months reserves FICO is higher than guideline minimum Loan qualified with a 788 Fico				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301255256	4c79cdfc-8fa8-e911-bdd2-f4e9d4a75ba2	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Missing current P&L for Business A Schedule B Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	07/19/2019: XX - This is a Conventional loan. A Balance Sheet and Profit & Loss Sheet is not required. Please rescind this condition.	07/19/2019: Audit reviewed Lender's response and has verified the loan is a Conventional DU loan which is not subject to QM requirements. The loan file contained the required income documentation per the requirement of the AUS. Condition rescinded.	Full Documentation Full documentation loan Reserves are higher than guideline minimum UW Guides require 8.43 months reserves, loan qualified with 101 months reserves FICO is higher than guideline minimum Loan qualified with a 788 Fico				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301259750	11b00d9c-53ad-e911-abc7-f4e9d4a75a52	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to Insufficient Reserves.	7/31/19 XX: Please rescind.Per the LP findings in the file, reserves are not required for this file	07/31/2019: Exception cleared as addressed in other condition. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.66% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.89%				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301259750	056439c0-53ad-e911-abc7-f4e9d4a75a52	824		Not Covered/Exempt		Credit		Insufficient Reserves	0 mos. < 6 mos. required, per lender. Assets verified of $0, minus cash to close of $0 = $0 for reserves which is not sufficient for the subject property. Loan does not meet criteria for temporary qualified mortgage.	7/31/19 XX: Please rescind and see attached. The last AUS run was through LP and the findings indciate no reserves are required. The left side of the attachment also reflects loan prospector 7/31/19 XX: Please rescind.Per the LP findings in the file, reserves are not required for this file	08/01/2019: Per lender, utilize LP which does not require reserves. Document history provided verifies LP was the final AUS received on XX/XX. LP, page 352, does not require reserves. Condition cleared. 07/31/2019: Audit reviewed Lenders response, however; DU PG 363 in file indicates 6 months reserves is required. Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.66% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.89%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301259750	6bade8b2-53ad-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/24/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a -3.1% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.66% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.89%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259749	51142356-17ae-e911-abc7-f4e9d4a75a52	3296		QM/Agency Safe Harbor		Compliance		Closing Disclosure document error	"Section F of the final CD indicates prepaids are collected. The number of months collected for the Flood Insurance was not completed. No Cure. In addition, Flood Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.	08-08-16 DI Please see attachment	08/09/2019: Lender provided LOE, mailing label and PCCD with The number of months collected for the Flood Insurance in section F updated. Exception remains downgraded.7.24.19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum : UW Guides require 0 months reserves, loan qualified with 17 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.61% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259749	b1e6b2a7-84ad-e911-abc7-f4e9d4a75a52	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.	8/5/19 XX Please rescind this as our variance allows 30 calendar days for the VVOE	08/06/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception downgraded.	Reserves are higher than guideline minimum : UW Guides require 0 months reserves, loan qualified with 17 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.61% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301275164	274e70c6-83b2-e911-abc7-f4e9d4a75a52	1740		Not Covered/Exempt		Compliance		Missing Mortgage Rider	Missing Condo Rider	08/02/2019: Please see attachment	08/05/2019: Lender provided Condo Rider. Condition cleared.	FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 752 Years in Field Borrower has 10 years in Field Reserves are higher than guideline minimum AUS require 6.19 months reserves, loan qualified with 18.00 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275164	1e04caf1-3fb2-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 32.00%. Due to the improper calculation of rental income, the actual DTI is 55.64%. The Lender used negative rent for REO #1 listed on the final application of $X,XXX.XX consisting of Gross Rent of $X,XXX.XX minus PITI of $X,XXX.XX. The XXXX and XXXX average Gross Rents was $X,XXX.XX minus PITI of $X,XXX.XX equals negative rent of $X,XXX.XX.	07/31/2019: XX 7/31/19: Please rescind. This is a conventional file not a XXXXXXXXXX, XXXXXXXXXX or XXXXX XXXX. We would only calculate rental income off of the most recent tax year.	08/01/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 752 Years in Field Borrower has 10 years in Field Reserves are higher than guideline minimum AUS require 6.19 months reserves, loan qualified with 18.00 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301247950	3bbe5ddd-a9a2-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment
Failure to obtain 3rd party verification of employment: - The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.
											07/29/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45, lon qulified with DTI of 22.34 Years Self Employed Bororwer self employed 8 years Reserves are higher than guideline minimum UW Guires require 8.61 months reserves, loan qualified with 56.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301247950	64d68feb-b4b7-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU. Missing tax transcript dated XX/XX/XXXX per DU.	08/06/2019: Please see attachment	08/06/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #17 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45, lon qulified with DTI of 22.34 Years Self Employed Bororwer self employed 8 years Reserves are higher than guideline minimum UW Guires require 8.61 months reserves, loan qualified with 56.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259748	158bdf32-93f2-433b-9eb1-13a6078673f2	3169		Not Covered/Exempt		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. No cure.		08/13/2019: Received initial closing disclosure and evidence it was acknowledged. Timing requirement met. Condition cleared.	Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.70 months reserves Full Documentation Loan is a Full Documentation loan.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301286637	21d77008-3f7a-46f0-8f50-ffed7dcee87e	3169		Not Covered/Exempt		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	08/28/2019: please see attached disclosure history that shows the borrower rec'd the CD08/14/2019: please see attached	08/28/2019: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.08/15/2019: Audit reviewed Lenders response, however; please provide verification borrower received Initial CD at least 3 days prior to consummation. Exception remains.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.11%				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301286637	9fb8e821-bfb7-e911-abc7-f4e9d4a75a52	915		Not Covered/Exempt		Credit		Missing asset documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing XXX statement for account #2 on the final loan application.	XX 8/7/19: Please rescind. We would only require two months statements for depository accounts. The TD Ameritrade account is made up of mostly stocks. We have backed out the cash and cash equivalents amount of $X,XXX.XX so therefore we would only require one months worth of assets for this account. Please see B3-4.3-01: Stocks, Stock Options, Bonds, and Mutual Funds to show that we would only require the most recent monthly statement for these types of accounts.	08/08/2019: Audit reviewed Lender's response and has determined only the most recent statement is required for non-depository accounts. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.11%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286637	7cb2eab7-beb7-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	AUS item #17 requires 2 years IRS transcripts. Transcripts not provided.	08/08/2019: Please rescind. We are not using an income type that would require transcripts. The rental income being used would be from the purchase of this property so tax returns and transcripts would not be required and the borrower is only using pension income to qualify no self employment income.	08/08/2019: Audit re-analyzed AUS (#17), and has determined that tax transcripts are not required if not utilized in AUS findings. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.11%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286636	defd728f-acb7-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided. CU Score 5	08/06/2019: AVM	08/07/2019 – The AVM report value of $XXX,XXX.XX, to appraisal value of $XXX,XXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259747	dc2ec1d4-4aae-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	AUS (DU) requires a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date. Additional findings may apply.	7/31/19: Please rescind. XXX has a variance that allows for VVOE's to be dated within 30 days of the note date. The VVOE we have on file meets this requirement.	08/01/2019: Variance to DU feedback/guideline approved for lender by GSE. Loan will be rated a B for all agencies.	Disposable Income is higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.10 months reserves General Comp Factor 1 UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259745	5fe87760-49ad-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, CU Score 5.0		07/24/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259740	2e5f8e0a-84ad-e911-abc7-f4e9d4a75a52	1457		Not Covered/Exempt		Credit		Failure to Obtain a Fully Completed Loan Application	Final Application is missing Home Phone Number.		07/24/2019: Missing information sourced from other file documents. Loan will be graded a B	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 735. Reserves are higher than guideline minimum UW Guides require 10.60 months reserves, loan qualified with 10 months reserves. Years Self Employed Borrower has 6.42 years Self Employed.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259740	e821aac5-8fad-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score not provided.		07/24/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 735. Reserves are higher than guideline minimum UW Guides require 10.60 months reserves, loan qualified with 10 months reserves. Years Self Employed Borrower has 6.42 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286633	cf4f7fee-afb7-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	08/06/2019: CDA	08/07/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.47% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 775 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259739	aabbd137-33ae-e911-abc7-f4e9d4a75a52	1		Not Covered/Exempt		Credit		General Credit Exception	AUS (DU) in file is incomplete due to missing information under the Proposed Monthly Payment section.	7/31/19 XX: Please see attached the latest AUS run reflecting the accurate primary residence PITIA accounted for. The loan is still eligible	08/01/2019: Lender provided updated AUS reflecting correct PITIA for primary residence. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790 Years in Field Borrower has 11 years in Field Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 205.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259739	95456140-32ae-e911-abc7-f4e9d4a75a52	992		Not Covered/Exempt		Credit		Invalid AUS	The Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects DTI of 37.43%; re-calculated DTI is 41.09%. Lender reflects PITIA for primary residence of $X,XXX.XX+ $XX.XX = $X,XXX.XX. However, credit report reflects payment of $X,XXX.XX and there is an HOA fee of $XX.XX per statement in file which equals $X,XXX.XX PITIA. Payment of $X,XXX.XX would not include HOA fee since fee is paid to the HOA.	7/31/19 XX: Please see attached the latest AUS run reflecting the accurate primary residence PITIA accounted for. The loan is still eligible	08/01/2019: Lender provided updated AUS reflecting correct PITIA for primary residence. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790 Years in Field Borrower has 11 years in Field Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 205.30 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301259739	02032d99-3eb5-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU. Missing tax transcripts dated XX/XX/XXXX reflected on DU.		08/07/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #17 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790 Years in Field Borrower has 11 years in Field Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 205.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286632	7e89090a-d0b7-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	: • The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.	8/13/19 XX: Please rescind. A verbal verification would only be required on a XXXXXXXXXX XXXXXXXXXX or XXXXXXXXXXXXXXXX file. Since this file is a conventional elite loan, a VVOE would not be required8/12/19 XX: Please rescind. Since the borrower owns less than 25% of the business they would not be considered self employed and a VOB would not be required. Self employment income is not being used for qualification 8/9/19 XX: Please rescind. The borrower is less than 25% owner of this business so a VOB would not be required
08/15/2019: Audit reviewed Lenders response, Lender advised that borrower is less than a 25% owner of the business after review of the loan file and guidelines and AUS a VVOE or VOB were not required to verify the business.  Condition cleared.08/14/2019: Audit reviewed Lenders response, however; a verbal verification of employment is required. Exception remains.08/13/2019:  Audit reviewed lender's rebuttal and original loan file.  Borrower's ownership is < 10%, therefore, verification of business is not required.  However, a verbal verification of employment is required.  Condition remains.  08/12/2019: Audit reviewed Lenders response, however; borrower is utilizing self employment income therefore VOB is required. Exception remains.
												Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 23.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.00%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286632	2abe1728-d1b7-e911-abc7-f4e9d4a75a52	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	The borrower's Other Income listed on the final 1003 is missing the business phone number.		08/09/2019: Audit has received updated guidance from Client, and had determined that all critical elements required are completed. All other fields with missing information have been sourced from other file documents. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 23.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.00%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286632	dca7222d-c3b7-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not found in the loan file. CU Score was not provided.	08/06/2019: AVM	08/07/2019 – The AVM report value of $XXX,XXX.XX, to appraisal value of $XXX,XX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 23.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.00%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286631	49415980-afb7-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.	08/06/2019: CDA	08/07/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259737	ee21ea71-4554-41db-88a7-7d8cacd7359d	3169		Not Covered/Exempt		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met	7/30 pls see attached XX/XX cd,, pls clear	07/31/2019: Lender provided Initial CD. Exception cleared.	FICO is higher than guideline minimum The loan qualified with a 763 Fico Full Documentation Full documentation loan Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.4 months reserves				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301259737	95af731b-1cae-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The guidelines reflects a maximum allowable DTI of 45%. Due to improper calculation of income the actual DTI is 45.04$. The lender used the gross amount of $XXXX for the subject gross rental income and the actual current amount per the Operating income statement is $XXXX.	07/31/2019: XX XX/XX/XXXX: Please rescind. This is a purchase transaction so we would go off of the appraisers opinion of market value not the actual rents. Unit 3 is currently vacant, however we are still able to add this income into our calculation. Actual rental income would be 75% of appraisers opinion of market value which would be $X,XXX. ($X,XXX*.XX).	08/01/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum The loan qualified with a 763 Fico Full Documentation Full documentation loan Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.4 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301259733	73432f43-3dad-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.	07/30/2019: XX - This is a conventional LP loan. We have a variance with XXXXXX that allows the VVOE’s to be good for XX calendar days. Our loan closed on XX/XX/,XX and we have a VVOE from XX/XX/XX. Please rescind this condition.	07/31/2019: Variance to DU feedback/guideline approved for lender by XXX. This finding is deemed non-material and graded B for all agencies. Exception downgraded.	Full Documentation full documentation loan CLTV is lower than guideline maximum loan qualified with CLTV of 64.71% DTI is lower than guideline maximum loan qualified with a 16.75% DTI				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259733	8ab03aa1-cfac-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing CDA/AVM report.		07/24/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Full Documentation full documentation loan CLTV is lower than guideline maximum loan qualified with CLTV of 64.71% DTI is lower than guideline maximum loan qualified with a 16.75% DTI				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286629	cdf22c64-c1b7-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	Missing Secondary Valuation Report		08/07/2019: The AVM report value of $XXX,XXX, to appraisal value of $XXX,XXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259730	6271ab62-96ad-e911-abc7-f4e9d4a75a52	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Per XXXXX XXX guidelines, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent year; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the most recent year, with all applicable tax schedules. Signed XXXX business returns not provided.		08/07/2019: Audit reviewed Lenders response, Lender did provide tax transcripts which is sufficient to replace the signature. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Years Self Employed Borrower has 18 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.31%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259730	911fd0e7-ccad-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per XXXXXX XXX guidelines, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent year. Signed XXXX returns not provided.		08/07/2019: Audit reviewed Lenders response, Lender did provide tax transcripts which is sufficient to replace the signature. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Years Self Employed Borrower has 18 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.31%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259730	5899c618-e5b3-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU		08/07/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #18 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Years Self Employed Borrower has 18 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.31%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259729	8beb4971-af5a-41a0-bb92-07b2033dc172	3169		Not Covered/Exempt		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.	08/12/2019: please see attached	08/13/2019: Lender provided initial CD and verification of receipt 3 days prior to consummation. Condition cleared.	DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 31.06% DTI. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 700, loan qualified with a 770 FICO. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 32 months reserves.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301259729	076a47e7-5fc0-e911-abc7-f4e9d4a75a52	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The final Closing Disclosure reflects the fee for Title - Owners Coverage (optional) in section H as a borrower paid fee and should have been disclosed as a seller paid fee. Provide a letter of explanation and re-disclosure of the correct information.		08/16/2019: Added finding due to updated guidance give in reference to the excessive seller concessions. Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 31.06% DTI. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 700, loan qualified with a 770 FICO. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 32 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259729	d9c4dc53-5fc0-e911-abc7-f4e9d4a75a52	3203		Not Covered/Exempt		Compliance		Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure was incorrectly disclosed as a borrower paid fee and should have been disclosed as a seller paid fee. Provide corrected CD and LOE to the Borrower.		08/16/2019: Added finding due to updated guidance give in reference to the excessive seller concessions. Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 31.06% DTI. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 700, loan qualified with a 770 FICO. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 32 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259729	3be16500-a4b3-e911-abc7-f4e9d4a75a52	867		Not Covered/Exempt		Credit		Excessive Seller Concessions	Added 07/31/2019: Received AUS findings. Item 2D reflects financing concession cannot be greater than X%. Contract addendum, page 245, reflects seller credit of $XXXX. Final buyer CD, page 490, reflects seller credit of $XXXX. Seller CD, page 502, reflects seller credit of MAX $XXXX which is > 2%. Actual concession per buyer CD is X.XXX%.	8/12/19 XX -The max seller concessions is $XXXX, which is X%. There were only $XXXX in seller concessions. The additional $XXXX.XX showing on the Final CD is due to the borrower paying $XXXX.XX for owner’s title policy and $XXXX.XX for transfer taxes which are a seller-paid expense. Please refer to page 4 of the Purchase Agreement. Section 8 references that both of these expenses were supposed to be paid by the seller. Please rescind this condition.	08/16/2019: Updated guidance given. Transfer Tax Fee and Title - Owner's Title Policy were to be paid by seller and were incorrectly disclosed on the CD as borrower paid fees. Adding the appropriate compliance findings for incorrectly disclosed transfer tax fee and Title - Owner's Title Policy fee. Condition cleared.08/13/2019: Audit reviewed Lender's response; however, the CD reflects borrower paid for the Transfer Tax and Title - Owner's Title policy. The CD reflects a seller credit of $X,XXX.XX which is greater than the maximum allowed of $X,XXX. Condition remains.	DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 31.06% DTI. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 700, loan qualified with a 770 FICO. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 32 months reserves.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301259729	b498f579-e3ac-e911-abc7-f4e9d4a75a52	909		Not Covered/Exempt		Credit		Missing AUS results	Missing AUS results: Missing the following pages of the AUS / DU: 1, 2 and 13 - 15.	7/30/2019: This is an LP loan. Please see the findings attached	07/31/2019: Received AUS findings. Condition cleared. Additional condition added.	DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 31.06% DTI. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 700, loan qualified with a 770 FICO. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 32 months reserves.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301275158	07c18f00-a57a-4cd7-8162-d330b956a796	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing Income documentation.		08/12/2019: Received signed/dated XXXX tax returns. Documentation meets AUS & TQM requirements. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.62% Reserves are higher than guideline minimum UW Guides require 10.23 months’ reserves, loan qualified with 11.90 months’ reserves Years in Field Borrower has 24 years Self Employed				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301275158	2b64534c-69b2-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/07/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.62% Reserves are higher than guideline minimum UW Guides require 10.23 months’ reserves, loan qualified with 11.90 months’ reserves Years in Field Borrower has 24 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275158	6ecb5e25-3bb2-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns with all schedules and attachments not provided. Addition conditions may apply.	8/9/19: Please clear and see attached. LP only requires one year of tax returns when the business has existed for more than 5 years. Since that is the case for this file, attached are the XXXX returns	08/12/2019: Received signed/dated XXXX tax returns. Documentation meets AUS & TQM requirements. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.62% Reserves are higher than guideline minimum UW Guides require 10.23 months’ reserves, loan qualified with 11.90 months’ reserves Years in Field Borrower has 24 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275158	3413106c-3ab2-e911-abc7-f4e9d4a75a52	2793		Not Covered/Exempt		Credit		Missing K-1	Missing K-1's for Business A on XXXX Schedule E Part II. If XX% or greater ownership, additional conditions will apply.		08/07/2019: Audit reviewed Lender's response, Loan qualified with the business losses calculated no additional documentation is needed. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.62% Reserves are higher than guideline minimum UW Guides require 10.23 months’ reserves, loan qualified with 11.90 months’ reserves Years in Field Borrower has 24 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275158	f286dc13-3bb2-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/31/2019: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.62% Reserves are higher than guideline minimum UW Guides require 10.23 months’ reserves, loan qualified with 11.90 months’ reserves Years in Field Borrower has 24 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259727	8802d170-74ad-e911-abc7-f4e9d4a75a52	35		Not Covered/Exempt		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX. The loan amount is $XXXXXX.XX which leaves a shortage of hazard insurance coverage for $XX,XXX.XX. A cost estimator from the insurer was not provided.	8/6/19 XX: Please rescind. The cost estimator requirement is only required for traditional Jumbo loans. Since this loan is a conventional loan this would not be required	08/07/2019: Audit reviewed Lenders response. Exception Rescinded.	Reserves are higher than guideline minimum UW Guides require 9.30 months reserves, loan qualified with 22.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.50% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286628	ed327ee9-d6af-44ef-b257-a698a10d3b07	3313		QM/Agency Safe Harbor		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Rescindable Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		08/16/2019: Audit has re-analyzed the Closing Disclosure fees, and has determined that the under disclosed fee was attributed to the "Appraisal Management fee”. After further review, loan is no longer under disclosed. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 104.90 months reserves, loan qualified with 19.18 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 44.85%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286628	5e26ecd1-ef61-4b54-8ef8-62072ee76896	3211		QM/Agency Safe Harbor		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXXXXX.XX. An under disclosure of $XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	08/16/2019: XXX fee is not a finance charge. Please rescind. thank you	08/16/2019: Audit has re-analyzed the Closing Disclosure fees, and has determined that the under disclosed fee was attributed to the "Appraisal Management fee”. After further review, loan is no longer under disclosed. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 104.90 months reserves, loan qualified with 19.18 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 44.85%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286628	1ec58628-c1b7-e911-abc7-f4e9d4a75a52	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/9/19 XX: Please rescind and see attached	08/12/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 104.90 months reserves, loan qualified with 19.18 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 44.85%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286628	c6f588c7-c0b7-e911-abc7-f4e9d4a75a52	701		QM/Agency Safe Harbor		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for co-borrower.		08/16/2019: Audit reviewed VVOE, and has determined that the co-borrower VOE obtained within 30 days of Consummation date vs 10 days per DU is deemed acceptable. Loan will be rated a B.08/05/2019: Variance to DU feedback/guideline approved for lender by XX.	Reserves are higher than guideline minimum UW Guides require 104.90 months reserves, loan qualified with 19.18 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 44.85%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286628	eee1c64e-c0b7-e911-abc7-f4e9d4a75a52	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.		08/12/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #20 was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 104.90 months reserves, loan qualified with 19.18 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 44.85%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275157	35195d7a-37b2-e911-abc7-f4e9d4a75a52	1		Not Covered/Exempt		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.	08-15-19 XX Please see attachment. The Broker sent me the wrong document.08-14-19 XX Please see attachment.	08/16/2019: Lender provided Seller's CD. Condition cleared.08/15/2019: Audit reviewed Lenders response, however, Final Settlement Statement does not match Final CD, Therefore, a Funding CD is required to match Final settlement statement. Please provide Funding CD. Exception remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259725	21516f62-6cad-e911-abc7-f4e9d4a75a52	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by AUS was not provided for co-borrower # 2.		07/30/2019: Approved variances to AUS feedback received. Condition cleared. Loan will be rated a B>	Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 15 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.16% Years on Job Co-Borrower has 11 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301275156	d9d5b106-29b2-e911-abc7-f4e9d4a75a52	1		Not Covered/Exempt		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.	08/13/2019: Please rescind condition as the attached CD was included in the loan package.	08/14/2019: Audit reviewed Lender's response and has determined the seller's CD was in the loan file. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301259724	5667adab-c2ac-e911-abc7-f4e9d4a75a52	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for primary residence on the final application not provided.	07/30/2019: XX - Please see the attached tax bill for REO, XXXX X XXXXXX.	07/31/2019: Lender provided property tax documentation for primary residence. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.57% Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286625	75332701-b30a-4868-9d6b-3dd8a8e1de7e	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing executed tax returns, balance sheet, and independent confirmation of self-employment.	XX 8/14/19: Please clear. We have provided the signed and dated personal and business returns.	08/16/2019: Audit reviewed signed signature pages to XXXX and XXXX tax returns and has determined documentation submitted is deemed acceptable. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with XX.XX months reserves. Full Documentation Loan is a Full Documentation loan.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301286625	fa540517-cbb7-e911-abc7-f4e9d4a75a52	73		Not Covered/Exempt		Credit		Failure to obtain Evidence of Self Employment	The loan application indicated that the borrower was self-employed for 4.25 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.	XX 8/13/19: Please rescind. As stated in previous response the page number would be 458 not 468.XX 8/9/19: Please rescind. See page 458 showing the borrower's business is in active according to the secretary of state.	08/14/2019: Audit reviewed the Lender response and located the said document on page 458 of the original loan file. Self Employment was verified with a third party business search stating the status is Active. Condition rescinded. 08/12/2019: Audit reviewed Lender's response; however, the data reflected on the XXXXX XXXXX on page 468 is the input data with the borrower's information which does not satisfy the requirement for verification of self-employment. Condition remains.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with XX.XX months reserves. Full Documentation Loan is a Full Documentation loan.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286625	fabafd7d-cbb7-e911-abc7-f4e9d4a75a52	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet and YTD P&L for Borrower's Business. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage	XX 8/9/19: Please rescind. This is a regular conventional file not XXXXXXXXXX or Jumbo. Profit and loss would not be required.	08/12/2019: Audit reviewed Lender's response and has determined loan was underwritten to the AUS which did not require a balance sheet. Loan wold not be subject to QM requirements. Condition rescinded.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with XX.XX months reserves. Full Documentation Loan is a Full Documentation loan.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286625	ade5b317-ccb7-e911-abc7-f4e9d4a75a52	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for primary residence on the final application not provided.	Th 8/9/19: Please rescind. See page 163 for the HOI policy and see page 214 for the taxes for the property located at XXXX XXXXXX XX.	08/12/2019: Audit reviewed Lender's response and has determined the taxes for the primary residence was in the loan file. Condition rescinded.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with XX.XX months reserves. Full Documentation Loan is a Full Documentation loan.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286625	ebf48742-ccb7-e911-abc7-f4e9d4a75a52	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Self-employed Borrower: Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.	XX 8/15/19: Please see attached signed and dated personal and business returns.	08/16/2019: Audit reviewed signed signature pages to XXXX and XXXX tax returns and has determined documentation submitted is deemed acceptable. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with XX.XX months reserves. Full Documentation Loan is a Full Documentation loan.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286625	d5d3d24e-ccb7-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Salaried: Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed returns not provided.	XX 8/15/19: Please see attached signed personal and business returns for XXXX and XXXX.	08/16/2019: Audit reviewed signed signature pages to XXXX and XXXX tax returns and has determined documentation submitted is deemed acceptable. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with XX.XX months reserves. Full Documentation Loan is a Full Documentation loan.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286624	3577813d-b3b7-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 999.	08/06/2019: AVM	08/07/2019: The AVM report value of $XXXXXX.XX, to appraisal value of $XXXXXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286623	555a6f22-afb7-e911-abc7-f4e9d4a75a52	830		Not Covered/Exempt		Credit		Failure to Obtain Housing History	DU Guidelines require satisfactory housing payment history for 12/24 months for Primary Residence. Payment history not provided on credit report. VOM/VOR require to verify.	8/9/19 XX: Please rescind. and see attached CD. The borrower purchased their primary residence in XXXX XXXX so the payment history would not yet exist given the closing date of this loan	08/12/2019: Audit reviewed Lender's response and documentation provided and has determined the borrower purchased the primary residence 1 month prior to the subject transaction; therefore, a mortgage history would not be required. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with XX.XX months reserves Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286623	3cde725d-aeb7-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		08/07/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with XX.XX months reserves Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286622	51b2f7e4-b8b7-e911-abc7-f4e9d4a75a52	840		Not Covered/Exempt		Credit		Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for Wind and Hail Insurance for the subject property was not provided.	8/12/19 XX: This was an error on our part where we accidentally entered the same insurance information twice. Our system has been updated and there is no wind/hail policy. Please see attached AUS findings	08/13/2019: Audit reviewed the Lender's response and update AUS and has determined the master condo insurance is sufficient to cover AUS requirements. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 38.93%. Years Self Employed Borrower has years 14.3 Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275152	64a8a6df-3ab2-e911-abc7-f4e9d4a75a52	1		Not Covered/Exempt		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.	08/19/2019: please see attached, pls clear	08/18/2019: Audit reviewed the true certified copy of the Seller CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275150	f6c8111a-2eb2-e911-abc7-f4e9d4a75a52	2675		Not Covered/Exempt		Credit		Inconsistent Documentation	Primary housing payment reflected on final application page 2 is not the same amount as reflected on 1008 or schedule of REO.	8/7/19 XX: Please rescind and see attached 1003 8/6/19 XX: Please rescind. Per the final 1003, the primary housing payment has a mortgage payment of $XXXX and taxes/HOI of $XXX.XX. These figures total $XXXX.XX in monthly payments. This is the exact figure listed on the 1008 under present housing payment	08/08/2019: Lender provided corrected 1003. Exception cleared. 08/07/2019: Audit reviewed Lenders response, however PG 2 of 1003 shows Total Present housing as $XXXX.XX. Please provide corrected 1003 or additional documentation for additional payments. Exception remains.	Years on Job Borrower has 4.92 years on job. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725 Full Documentation Full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286619	f215e79f-e3b7-e911-abc7-f4e9d4a75a52	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects a loan amount of $XXXXXX vs. actual loan amount of $XXXXXXX.	8/9/19 XX Please rescind and see attached	08/12/2019: Lender provided corrected AUS. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.10% Reserves are higher than guideline minimum UW Guides require 2.55 months reserves, loan qualified with 19.50 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifies with FICO of 763.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301286619	ec4eb70d-bdb7-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	CDA Report not provided in file. CU risk score not provided in file.		08/07/2019: A CDA report reflecting a value $XXXXXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.10% Reserves are higher than guideline minimum UW Guides require 2.55 months reserves, loan qualified with 19.50 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifies with FICO of 763.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286611	1aef1d47-a3b7-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	The CDA report is missing. CU score is missing		08/07/2019: A CDA report reflecting a value $XXXXXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275146	028dc137-2ab2-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 44.00%. Due to the improper calculation of income, the actual DTI is 46.04%. The lender used a higher gross rental income for property # 2 on the final loan application than what was calculated using the Schedule E method.	08/06/2019: 8/6/19 XX: Please rescind. Since taxes and insurance are escrowed with the mortgage payment, the net rental income that was calculated is correct using the schedule E method	08/07/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum AUS requires 3.9 months reserves, loan qualified with X.X months reserves No Mortgage Lates Credit report verifies 24 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301275146	2c34bd80-2ab2-e911-abc7-f4e9d4a75a52	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Current lease agreement provided in file for borrower's primary residence is missing all pages. Additional conditions apply.
8/12/19 XX: Please see attached lease. 8/7/19 XX: Please rescind. The $XXX.XX figure is the leftover expenses divided by 12 months after deducting Mtg. interest, depreciation, taxes, and insurance from the total expenses amount listed on schedule E of the tax returns. Also a lease agreement is not required per LP guidelines when the property has been claimed for 365 days on the tax returns which is the case on this file 08/06/2019: 8/6/19 XX: Please rescind. There is no rental income being used from the borrower's primary residence so a lease agreement would not be required. It also has a XXXXXXX XXXXX mortgage attached to it so the monthly housing payments are accounted for
											08/13/2019: Lender provided full copy of Lease Agreement. Condition cleared.08/08/2019: Audit reviewed Lender's response and has determined the lease agreement in the loan file for the primary residence is missing pages and is not complete. Condition remains. 08/07/2019: Audit reviewed Lenders response, however; final 1003 verifies rental income is being utilized from primary residence. Please provide all pages of current lease on PG 218 and documentation for addition payment of $XXX.XX on 1003 for primary residence. Additional conditions may apply. Exception remains.	Reserves are higher than guideline minimum AUS requires 3.9 months reserves, loan qualified with X.X months reserves No Mortgage Lates Credit report verifies 24 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286610	0d724dcd-d7ee-4b7c-975c-16e42bb7a6a6	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXXXX MOnth vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.	XX 8/9/19: Please rescind. This is a XXXXXXXXX purchase so we would go off of 1.25% of the purchase price when calculating the taxes for the subject property. current figures would be correct.	08/12/2019: Lender provided tax calculation. Condition cleared.08/05/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Full Documentation Full documentation loan Years on Job Borrower has 13.83 years on job FICO is higher than guideline minimum Loan qualified with a 758 Fico				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286610	ec2cdc4f-83b7-e911-abc7-f4e9d4a75a52	3250		Not Covered/Exempt		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD completed in error for required data under the Loan Disclosures section for the field(s) Escrow Account. The calculated amount in the No Escrow section is incorrect due to the incorrect value of estimated property cost over Year 1 disclosed on the final CD	XX 8/9/19: Please rescind. This is a XXXXXXXXX purchase so we would go off of 1.25% of the purchase price when calculating the taxes for the subject property. current figures would be correct.	08/12/2019: Lender provided tax calculation. Condition cleared.	Full Documentation Full documentation loan Years on Job Borrower has 13.83 years on job FICO is higher than guideline minimum Loan qualified with a 758 Fico				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286610	26cd08c7-85b7-e911-abc7-f4e9d4a75a52	1457		Not Covered/Exempt		Credit		Failure to Obtain a Fully Completed Loan Application	Incomplete Final 1003 missing page 2 and page 1 is missing the fields Years employed in line of profession and the business phone number.	XX 8/19/19: Please see attached. XX 8/9/19: Please see attached 1003 showing employer information.	08/20/2019: Lender provided page 2 of the Final 1003, condition cleared.08/12/2019: Lender provided copy of final 1003 reflecting years in business and phone number; however, page 2 was not provided. Condition remains.	Full Documentation Full documentation loan Years on Job Borrower has 13.83 years on job FICO is higher than guideline minimum Loan qualified with a 758 Fico				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175786	afd02f31-2e61-e911-bdd2-f4e9d4a75ba2	2036		Not Covered/Exempt		Compliance		Failure to provide proof of OFAC Search	The OFAC search was not provided.	04/30/2019: Please advise if the OFAC portion of the Fraud Report will suffice to clear this finding.	05/01/2019: Lender provided fraud report which included the OFAC search. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported Years Self Employed Borrower has 17 years Self Employed Reserves are higher than guideline minimum UW Guides require 18.55 months reserves, loan qualified with 167.7 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175786	ffcaae70-dd62-e911-bdd2-f4e9d4a75ba2	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental properties other than the subject located on XXXX Schedule E part I. Per client requirements, both IRS Form XXXX Schedule E and current lease/rental agreements are necessary to verify all consumer rental income. The file contains a lease agreement update for the subject property only.		05/08/2019: Audit confirmed the XXXX guidelines state for rental income either tax returns or lease agreements are required. The loan file contained the most current signed tax return with schedule E; therefore, lease agreement was not required. Condition rescinded.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported Years Self Employed Borrower has 17 years Self Employed Reserves are higher than guideline minimum UW Guides require 18.55 months reserves, loan qualified with 167.7 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301175786	a91cc6fd-4a61-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	04/30/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/01/2019: Lender provided Fraud report. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported Years Self Employed Borrower has 17 years Self Employed Reserves are higher than guideline minimum UW Guides require 18.55 months reserves, loan qualified with 167.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175786	eea209e0-4a61-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		04/24/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported Years Self Employed Borrower has 17 years Self Employed Reserves are higher than guideline minimum UW Guides require 18.55 months reserves, loan qualified with 167.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175785	cb8e9737-1762-e911-bdd2-f4e9d4a75ba2	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to Failure to Verify Sale of Previous Property.	05/01/2019: The rental property sold was part of a 1031 exchange. The first upload is a copy of the exchange details showing the borrower receiving $XXXXXX.XX from the sale of the property, and the second upload is the ALTA Statement from the subject transaction showing this same amount being transferred over to cover the cash to close. Thanks	05/01/2019: Audit reviewed Lender Rebuttal, as well as evidence of proceeds, and has determined that Seller's Final Settlement Statement and wire confirmation for 1031 Exchange was located on pages 443 through 446. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 12.10 months reserves Years in Primary Residence Borrower has 16 years in primary residence Years on Job Borrower has 16 years on the job				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301175785	802b9029-5261-e911-bdd2-f4e9d4a75ba2	1646		Not Covered/Exempt		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and reserves required for this purchase transaction.	05/01/2019: The rental property sold was part of a 1031 exchange. The first upload is a copy of the exchange details showing the borrower receiving $XXXXXX.XX from the sale of the property, and the second upload is the ALTA Statement from the subject transaction showing this same amount being transferred over to cover the cash to close. Thanks	05/01/2019: Audit reviewed Lender Rebuttal, as well as evidence of proceeds, and has determined that Seller's Final Settlement Statement and wire confirmation for 1031 Exchange was located on pages 443 through 446. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 12.10 months reserves Years in Primary Residence Borrower has 16 years in primary residence Years on Job Borrower has 16 years on the job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175785	f1c6b2ee-7760-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	05/01/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/01/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 12.10 months reserves Years in Primary Residence Borrower has 16 years in primary residence Years on Job Borrower has 16 years on the job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175785	509b7988-7860-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		04/24/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 12.10 months reserves Years in Primary Residence Borrower has 16 years in primary residence Years on Job Borrower has 16 years on the job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175784	86fa3c9a-1c61-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	05/01/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/01/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.80 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 24 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175784	a6af21fc-1c61-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing CDA report.		04/24/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.80 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 24 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175783	4053259b-5d60-e911-bdd2-f4e9d4a75ba2	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.	5/1/2019: The final 1003, which was signed electronically with the rest of the non-compliance closing docs is now attached.	05/02/2019: Received final application. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 61.11. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 61.11%. Years in Field Borrower has 25 years in Field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175783	3df784b8-5d60-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 61.11. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 61.11%. Years in Field Borrower has 25 years in Field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175783	657a2456-5d60-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		04/24/201: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 61.11. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 61.11%. Years in Field Borrower has 25 years in Field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175780	4e77eaa3-ff5f-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 44.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 General Comp Factor 1 UW Guides maximum DTI of 50%, loan qualified with DTI of 40.91%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175778	8f44aa1b-4d61-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 50.90 months reserves DTI is lower than guideline maximum : UW Guides maximum DTI of 45%, loan qualified with DTI of 32.53% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175778	e924b202-4f61-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing a CDA report, CU score is 4.2.		04/24/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 50.90 months reserves DTI is lower than guideline maximum : UW Guides maximum DTI of 45%, loan qualified with DTI of 32.53% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175777	149d55f0-3d61-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 755. Reserves are higher than guideline minimum UW guides require 10.97 months reserves, loan qualified with 46.20 months reserves. CLTV is lower than guideline maximum UW guides maximum CLTV is 80%, loan qualified with CLTV of 75%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301130932	500cb4af-0f3a-e911-bd2f-f4e9d4a75a52	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing verification of large deposits.	03/25/19 2nd Rebuttal: Please review the uploaded "Source of Large Deposits," from the Borrower's XXXXXXXXXXXXXXXXXXXXXXXXXXXX account ending in XXXX.
03/26/2019: Lender provided source of large deposits.  Exception cleared.03/14/2019:  Lende03/26/2019: Lender provided source of large deposits.  Exception cleared.03/14/2019:  Lender provided guidelines for sourcing large deposits. Total monthly income $XXXXX.XX.  Deposits over $XXXX.XX need to be sourced or deducted from available assets.  Total unsourced deposits $XXXXX.XX.  Available funds (#3815 & #5483 +EMD paid) $XXXXXX.XX – cash to close $XXXXXX.XX – EMD $XXXX = $XXXXXX.XX.  Less required reserves $XXXXX.XX = $XXXXX.XX remaining available funds.  Borrowers do not have enough assets to deduct all unsourced deposits.  AUS reflects 2 savings accounts with a balance of $XXXXX.XX, however, only 1 located in the loan file.  Condition remains.03/11/2019:  Received evidence of source of funds for $XXXXX & $XXXXXX on XX/XX.  Missing source of funds for deposits on XX/XX, XX/XX, XX/XX and XX/XX  Condition remains.r provided guidelines for sourcing large deposits. Total monthly income $XXXXX.XX.  Deposits over $XXXX.XX need to be sourced or deducted from available assets.  Total unsourced deposits $XXXXX.XX.  Available funds (#3815 & #5483 +EMD paid) $XXXXXX.XX – cash to close $XCCXXX.XX – EMD $XXXX = $XXXXX.XX.  Less required reserves $XCXXX.XX = $XCXXX.XX remaining available funds.  Borrowers do not have enough assets to deduct all unsourced deposits.  AUS reflects 2 savings accounts with a balance of $XXCXX.XX, however, only 1 located in the loan file.  Condition remains.03/11/2019:  Received evidence of source of funds for $XXXXX & $XXXXXX on XX/XX.  Missing source of funds for deposits on XX/XX, XX/XX, XX/XX and XX/XX.  Condition remains.
												Reserves are higher than guideline minimum AUS required 6 mos reserves; loan qualified with 12.50 mos reserves LTV is lower than guideline maximum Loan qualified with CLTV of 60.53% Years in Field Borrowers have 22 years in the field				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301130932	7f12d559-f139-e911-bd2f-f4e9d4a75a52	2174		Not Covered/Exempt		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.		3/20/2019: Received rate lock confirmation. Condition cleared.03/08/2019: Audit reviewed document provided. It reflects a lock expiration date but does not reflect a lock date or number of days locked. Unable to determine actual lock date. Condition remains.	Reserves are higher than guideline minimum AUS required 6 mos reserves; loan qualified with 12.50 mos reserves LTV is lower than guideline maximum Loan qualified with CLTV of 60.53% Years in Field Borrowers have 22 years in the field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301130932	b2ef5de5-ef39-e911-bd2f-f4e9d4a75a52	822		Not Covered/Exempt		Credit		Assets are not sourced/seasoned	The statement for account #1 on final application reflects deposits of $XXXX.XX on XX/XX/XXXX, $XXXX.XX on XX/XX/XXXX, $XXXX.XX on XX/XX/XXXX, $XXXXX.XX on XX/XX/XXXX, $XXXXX.XX on XX/XX/XXXX, and $XXXXXX.XX deposit on XX/XX/XXXX. There is no evidence in the file documenting the source of the deposits.	03/25/19 2nd Rebuttal: Please review the uploaded "Source of Large Deposits," from the Borrower's XXXXXX XXXXXXXX XXXXXX XXXXX account ending in XXXX.
03/26/2019: Lender provided source of large deposits.  Exception cleared.03/14/2019:  Lender provided guidelines for sourcing large deposits. Total monthly income $XXXXX.XX.  Deposits over $XXXX.XX need to be sourced or deducted from available assets.  Total unsourced deposits $XXXXX.XX.  Available funds (#3815 & #5483 +EMD paid) $XXXXXX.XX – cash to close $XXXXXX.XX – EMD $XXXX = $XXXXX.XX.  Less required reserves $XXXXX.XX = $XXXXX.XX remaining available funds.  Borrowers do not have enough assets to deduct all unsourced deposits.  AUS reflects 2 savings accounts with a balance of $XXXXX.XX, however, only 1 located in the loan file.  Condition remains.03/11/2019:  Received evidence of source of funds for $XXXXX. & $XXXXXX on XX/XX.  Missing source of funds for deposits on XX/XX, XX/XX, XX/XX and XX/XX.  Condition remains.
												Reserves are higher than guideline minimum AUS required 6 mos reserves; loan qualified with 12.50 mos reserves LTV is lower than guideline maximum Loan qualified with CLTV of 60.53% Years in Field Borrowers have 22 years in the field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301111732	f920aacf-a718-4c2e-b193-e0318211a3b3	3326		Not Covered/Exempt		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the co-borrower. No Cure		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.02/21/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301111732	eba0cf8c-1e36-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file.	03/05/2019: appraisal review	03/05/2019: Lender provided CDA. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301111688	ef09298f-e536-e911-bd2f-f4e9d4a75a52	3169		QM/Agency Safe Harbor		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. Initial CD is null and void due to the missing E-Consent form; therefore, the mailbox rule was applied. No cure.		03/08/2019: Received evidence of E Consent. Timing requirement met. Condition cleared.	Years in Field Borrower has 20 years in field. No Mortgage Lates Credit Report verifies 99 months payment history with no late payments reported. Disposable Income is higher than guideline minimum loan qualified with $XX,XXX.XX in disposable income.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301111688	9ba42eba-acf8-4615-a36d-28ed6a93852a	3326		QM/Agency Safe Harbor		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.		03/08/2019: Received evidence of E Consent. Condition cleared.	Years in Field Borrower has 20 years in field. No Mortgage Lates Credit Report verifies 99 months payment history with no late payments reported. Disposable Income is higher than guideline minimum loan qualified with $XX,XXX.XX in disposable income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301111688	5cb1f90c-0d3a-e911-bd2f-f4e9d4a75a52	1688		QM/Agency Safe Harbor		Credit		Missing Evidence of Taxes and Insurance	A hazard insurance declaration for the borrower’s primary residence was not provided. The Lender included a monthly hazard insurance payment in the DTI calculation.	03/07/19: Please review the uploaded "Property Insurance Policy for Subject." The attached property insurance declaration page for the subject property (located at XXXX X. XXXXXXX XXXXXX, XXX XXX, XXXXX XXXXXXXXX, XX XXXXXX) shows the total annual premium to be $X,XXX.XX ($XXX.XX per month). The master policy for the condo complex where the subject property is located has also been included. The attached AUS (Desktop Underwriter) shows the qualifying hazard insurance payment to be $XXX.XX. This matches the attached property insurance declaration page.	03/08/2019: Received evidence of insurance for primary residence. Condition cleared.	Years in Field Borrower has 20 years in field. No Mortgage Lates Credit Report verifies 99 months payment history with no late payments reported. Disposable Income is higher than guideline minimum loan qualified with $XX,XXX.XX in disposable income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214701	4e4cd240-998b-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		06/20/2019: CDA provided reflecting a value of $XXXXXX which is a -3.4% variance. Variance within acceptable tolerance. Condition cleared.06/13/2019: The AVM provided is missing the subject information and comparable information. Condition remains.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, borrower qualified with 21.70 months reserves. Full Documentation Loan is full documentation. Disposable Income is higher than guideline minimum UW Guides require no disposable income, borrower qualified with $xxxxxx.xx in disposable income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214700	dce2004b-ab8b-e911-bdd2-f4e9d4a75ba2	1643		Not Covered/Exempt		Credit		Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM/VOR require to verify fro both 1st and 2ne mortgages.	7/9/19 XX: Please rescind and see the lien report that was already provided with the original submission, on page 207. The only borrower on both mortgages for the subject property is XXXXXXXXXX, who is NOT our borrower. Because the mortgage is not in the borrower's name, it will not show up on her credit report and a 12 month mortgage history does not need to be verified. XXXXXXXXXXX is also the only borrower name that appears on the payoffs and mortgage statement. Please rescind.	07/15/2019: Audit reviewed lender's rebuttal and original loan file. Evidence mortgages not in borrower's name provided on page 207. Condition rescinded.	FICO is higher than guideline minimum UW guidelines require FICO of 720 loan qualifies with FICO of 7250 Reserves are higher than guideline minimum UW guidelines requires 6 months reserves, loan qualifies with 22.30 months reserves Years Self Employed Borrower has been self employed 10 years				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301214700	df2a96ca-ab8b-e911-bdd2-f4e9d4a75ba2	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Missing evidence of property taxes on the primary residence.	7/9/19 XX: Please rescind as the primary residence is a mobile home and does not have property taxes. Since not all people own the land their mobile home is on, the underwriter can accept lot rent/ground rent in place of property taxes. Lot rent will generally be documented with a bill/coupon/statement from the mobile home park. This has been included on page 222 of the original submission.	07/15/2019: Audit reviewed lender's rebuttal and agrees. Condition rescinded.	FICO is higher than guideline minimum UW guidelines require FICO of 720 loan qualifies with FICO of 7250 Reserves are higher than guideline minimum UW guidelines requires 6 months reserves, loan qualifies with 22.30 months reserves Years Self Employed Borrower has been self employed 10 years				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301214700	babc8a37-ab8b-e911-bdd2-f4e9d4a75ba2	914		Not Covered/Exempt		Credit		Missing income documentation	Missing current award letter for borrower social security income.	7/9/19 XX: Please rescind social security can be documented with the tax returns on this standard Conventional DU loan. (This is not a XXXXXXXXXXX XXXXXXXXXXX, or XXXXXXXXXXX loan). The tax returns evidencing the SSI was included with the original submission.	07/15/2019: Audit reviewed lender's rebuttal, AUS findings and tax returns. Per AUS tax returns are acceptable evidence of social security income. Condition rescinded.	FICO is higher than guideline minimum UW guidelines require FICO of 720 loan qualifies with FICO of 7250 Reserves are higher than guideline minimum UW guidelines requires 6 months reserves, loan qualifies with 22.30 months reserves Years Self Employed Borrower has been self employed 10 years				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301214700	ae84a4bc-7d8b-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing CDA report. CU score 3.		06/18/2019: CDA provided reflecting a value of $XXXXXX which is a -8.3% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW guidelines require FICO of 720 loan qualifies with FICO of 7250 Reserves are higher than guideline minimum UW guidelines requires 6 months reserves, loan qualifies with 22.30 months reserves Years Self Employed Borrower has been self employed 10 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214699	89a6bed9-6b8c-e911-bdd2-f4e9d4a75ba2	1		Not Covered/Exempt		Compliance		General Compliance Exception	Certificate of Compliance or Exemption is required per county predatory database program.	06/13/2019: Please rescind condition as the attached document was included in the loan package.	06/13/2019: Audit re-analyzed the loan file, and has determined that the Certificate of Exemption was located on page 296 within the original loan file. Condition rescinded.	Years in Field Borrower has been in the same field 11 years. Reserves are higher than guideline minimum UW guides require 1.39 months reserves, loan qualified with 16.80 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301214699	b2fd44e6-4d8c-e911-bdd2-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS (LP) reflects a maximum allowable DTI of 43%. Due to the improper calculation of PITIA on REO properties #2 and #3 reflected on the final loan application, the actual DTI is 45.20%. Lender reflects both REO properties are owned free and clear on the loan application. The file contains copies of the Closing Statements from XX/XXXX when borrower purchased properties and obtaining financing. In addition, the file contains mortgage histories reflecting monthly payments and outstanding balance.		06/20/2019: Invalid finding. T & I was counted twice for an REO property which equated to a DTI issue that is now resolved	Years in Field Borrower has been in the same field 11 years. Reserves are higher than guideline minimum UW guides require 1.39 months reserves, loan qualified with 16.80 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301214699	94413c8a-9d8b-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.		06/18/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Years in Field Borrower has been in the same field 11 years. Reserves are higher than guideline minimum UW guides require 1.39 months reserves, loan qualified with 16.80 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214698	cea53f79-538a-e911-bdd2-f4e9d4a75ba2	914		Not Covered/Exempt		Credit		Missing income documentation	DU requires either a paystub and prior year W2, or standard Verification of Employment with YTD and prior years earnings. Missing either of the documents required to meet the criteria of TQM.	7/3/2019: Please see the attached Tax Form. This is legible on our end. Please advise if you are still unable to view the document.6/26/2019: Please see the attached. The borrower made XXXXXX.XX (won currency) for XXXX which converts to $XXXXX.XX USD. The XXXX earnings were sent with the initial loan delivery docs. Please rescind.	07/05/2019: Received legible tax form 24(1). Condition cleared.06/27/2019: Audit reviewed lender’s rebuttal, documents provided and original file. Tax form 24(1) pages 1-3 is blank. This same document was located on page 335 and is also blank. Error message on both: A font package is required to correctly display this page. Please provide legible copy. Condition remains.	Years in Field Borrower has 8 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.73% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214698	d87b81bb-528a-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score is 3.0.		06/13/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Years in Field Borrower has 8 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.73% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214697	551a147a-6e55-400f-91ec-31c2e3de71a0	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		06/18/2019: Received explanation letter and post consummation closing disclosure adding payee to Section B. Condition cleared. Loan will be rated a B for all agencies. An additional finding was added. 06/11/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over3 months reserves Years on Job Borrower has 5 years on job Full Documentation The loan is full documentation				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301214697	c2c2b193-dd91-e911-bdd2-f4e9d4a75ba2	2813		Not Covered/Exempt		Compliance		Missing Changed Circumstance form	Condition added 06/18/2019: Received explanation letter and post consummation closing disclosure adding payee to Section B. However, discount increased from $XXXX to $XXXX.XX. Missing change in circumstance for increase.	06/25/2019: please see attached	06/26/2019: Lender provided LOE and PCCD correcting the discounts to $XXXX.XX. Exception downgraded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over3 months reserves Years on Job Borrower has 5 years on job Full Documentation The loan is full documentation				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301214697	84f51212-458c-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/2/19 XX: Please rescind and see attached	08/05/2019: Audit review of the source of the information obtained and name and title of Lender's employee who obtained the information deemed acceptable, condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over3 months reserves Years on Job Borrower has 5 years on job Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214697	b6dda6a1-9e8b-e911-bdd2-f4e9d4a75ba2	914		Not Covered/Exempt		Credit		Missing income documentation	Per AUS, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. File is missing executed XXXX XXXX, and XXXX and XXXX personal returns.	8/9/19 XX: Please clear and see attached	08/12/2019: Lender provided signed copies of XXXX XXXXS and XXXX and XXXX 1040's. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over3 months reserves Years on Job Borrower has 5 years on job Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214696	245a2eab-e5f2-49f0-965e-2060a4eeabb7	3254		Not Covered/Exempt		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	6/14/2019: Please rescind condition, title company license provided and all that is needed	06/18/2019: Audit reviewed lender's rebuttal and agrees. Settlement agent license number was provided. Condition rescinded. 06/11/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.01%. Reserves are higher than guideline minimum UW Guides require 1.77 months reserves, loan qualified with 7.70 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301214696	f50bf4be-828c-e911-bdd2-f4e9d4a75ba2	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	An employment verification for borrower's prior employment was not provided. VVOE in file covering XX/XX/XXXX to current. Per appendix Q, a creditor must verify the consumer’s employment for the most recent two full years.	XX 8/6/19: Please rescind. The rate lock may say XXXXXXXXXXXX but we are still within the conforming loan limits for this county. The loan would not be classified as XXXXXXXXXXXXX XXXXXXXXXXXXXXXXX so the WVOE or VVOE would not be required. 08/02/2019: XX 8/2/19: Please rescind. This is a conventional file not XXXXXXXXX, XXXXXXXXXXX, or XXXXXXX. Previous employers VVOE would not be required.	08/06/2019: Audit reviewed Lender's response and has determined the loan is a conventional XXXXX XXXX XXXXXXX loan which would not be subject to QM requirements. Condition rescinded.08/05/2019: Audit reviewed Lenders response, however; Rate lock verifies program is XXXXXXXXXXXXXXXXXXX. Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.01%. Reserves are higher than guideline minimum UW Guides require 1.77 months reserves, loan qualified with 7.70 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301214694	b9f87162-dcf6-4750-b202-647eecdfe837	1665		Not Covered/Exempt		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	07/05/2019: please see attached	07/08/2019: Lender provided disclosure tracking verifying borrower received the Home Loan Toolkit within 3 days of application date. Exception cleared.06/18/2019: Document provided is for a different borrower, loan # & lender. Condition remains non-material, loan will be graded a B for all agencies.06/11/2019: Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680, loan qualified with FICO of 759. Years Self Employed The Borrower has been Self-Employed for 22 years. Reserves are higher than guideline minimum DU Underwriting Guidelines require 8 months reserves, loan qualified with 41.70 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214694	16d50691-b98b-e911-bdd2-f4e9d4a75ba2	35		Not Covered/Exempt		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXXXXX. The loan amount is $XXXXXX which leaves a shortage of hazard insurance coverage for $XXXXXXX. A cost estimator from the insurer was not provided.		06/18/2019: Audit reviewed lender’s rebuttal and agrees. The insurer determines the satisfactory amount of hazard insurance for this program. Condition rescinded.	FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680, loan qualified with FICO of 759. Years Self Employed The Borrower has been Self-Employed for 22 years. Reserves are higher than guideline minimum DU Underwriting Guidelines require 8 months reserves, loan qualified with 41.70 months reserves.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301214691	dd15e701-ac8b-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		06/13/2019: The AVM report value of $XXXXXX to appraisal value of $XXXXXXhas variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214690	e58cdc2b-1f8b-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Score was not provided.		06/13/2019: The AVM report value of $XXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175770	f526913a-1262-e911-bdd2-f4e9d4a75ba2	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to Failure to Verify Legal Residency.		05/02/2019: Received permanent resident card. Condition cleared.	Years on Job Borrower has 13 years on the job Reserves are higher than guideline minimum UW Guides with minimum 6 months reserves; loan qualified with 39.30 months reserves DTI is lower than guideline maximum Overlay Guides with maximum 45% DTI; loan qualified with 35.22% DTI				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301175770	dc18671f-3561-e911-bdd2-f4e9d4a75ba2	1644		Not Covered/Exempt		Credit		Failure to Verify Legal Residency	Evidence of Borrower residency not provided. Per final application, Borrower is a permanent resident.		05/02/2019: Received permanent resident card. Condition cleared.	Years on Job Borrower has 13 years on the job Reserves are higher than guideline minimum UW Guides with minimum 6 months reserves; loan qualified with 39.30 months reserves DTI is lower than guideline maximum Overlay Guides with maximum 45% DTI; loan qualified with 35.22% DTI				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175770	2bd333e9-3461-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Years on Job Borrower has 13 years on the job Reserves are higher than guideline minimum UW Guides with minimum 6 months reserves; loan qualified with 39.30 months reserves DTI is lower than guideline maximum Overlay Guides with maximum 45% DTI; loan qualified with 35.22% DTI				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177191	3183b571-3d61-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score b.		04/23/2019: The AVM report value of $XXXXXX to appraisal value of $XXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177185	f10c9857-1662-e911-bdd2-f4e9d4a75ba2	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The Home Warranty fee in section H of the final Closing Disclosure is missing the word Optional. Provided corrected CD and LOE to the borrower.		04/24/2019: Received explanation letter and post consummation CD adding optional to Section H home warranty fee. Condition cleared. Loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301175769	c78aa13f-d57e-4910-a82b-72ec40d8cae0	3313		Not Covered/Exempt		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Rescindable Transactions. The Closing Disclosure reflects an Amount Financed of $XXXXXX.XX vs. actual $XXXXXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		05/02/2019: Audit recalculated fees based on information provided. CD amount financed $XXXXXX.XX vs. actual amount financed $XXXXXX.XX a difference of $XX.XX. (prepaid finance charge $XXXX.XX. Loan passes compliance testing	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.81% Years in Field Borrower has 20 years in field. Reserves are higher than guideline minimum UW Guides require no reserves, borrower qualified with 69.60 months reserves.				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301175769	658d0c30-32e6-4a55-9b39-f5035e56a14b	3211		Not Covered/Exempt		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXXXXX.XX vs. actual Finance Charge of $XXXXXX.XX. An under disclosure of $XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.		05/02/2019: Audit recalculated fees based on information provided. CD finance charge $XXXXXX.XX vs. actual finance charge $XXXXXX.XX an over disclosure of $XX.XX. Loan passes compliance testing.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.81% Years in Field Borrower has 20 years in field. Reserves are higher than guideline minimum UW Guides require no reserves, borrower qualified with 69.60 months reserves.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175769	491c1782-8260-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines require loan data to be resubmitted to Loan Prospector if the data changes from the time the AUS was last run. The most recent AUS in file does not reflect the LTV/CLTV and DTI values.		05/02/2019: Received AUS findings with missing information provided. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.81% Years in Field Borrower has 20 years in field. Reserves are higher than guideline minimum UW Guides require no reserves, borrower qualified with 69.60 months reserves.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175769	ced5e547-f961-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.81% Years in Field Borrower has 20 years in field. Reserves are higher than guideline minimum UW Guides require no reserves, borrower qualified with 69.60 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175768	1f510913-7560-e911-bdd2-f4e9d4a75ba2	1657		QM/Agency Safe Harbor		Credit		Ineligible Property Type
The appraisal in file contains pictures of a business set up in the subject property. The appraiser confirmed this in the comments at the bottom of page one, stating there is a non-permitted 1/2 bath and the garage is partitioned, while being used as a XXXXXXXXXXXXXX.  The first page and first item on the Lease in file states that the property is for use as residential premises only. The appraiser’s comments at the bottom of page 1 discloses there is a non-permitted ½ bath and garage is partitioned and used as a XXXXXXXXXXXXXX. Lease agreement states the property is for use as a residential premise only.
										5/1/2019: Based on XXXXXXXXXXXX guidance for "mixed-use properties" we have met all requirements. This is in addition to the comments included within the finding itself confirming the property is not actually mixed use as the tenants lease does not allow for the property to be used in a commercial manner. You can also see by the borrower's 1040s that they do not claim any self-employed XXXXX income. I have attached a rebuttal based on XXXXXXXXXXX guidelines. Thanks.	05/02/2019: Based on the property’s highest and best use as residential it meets agency requirements. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 35.13% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 51.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175768	c8c50b5a-3062-e911-bdd2-f4e9d4a75ba2	992		QM/Agency Safe Harbor		Credit		Invalid AUS	The Lender's Guidelines require loan data to be resubmitted to Loan Prospector if the data changes from the time the AUS was last run. The most recent AUS in file reflects no LTV/CLTV and DTI.		05/02/2019: Received AUS findings with missing information provided. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 35.13% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 51.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175768	b563dae3-fe60-e911-bdd2-f4e9d4a75ba2	1684		QM/Agency Safe Harbor		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 35.13% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 51.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175767	f792969b-bd62-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Years in Primary Residence Borrower has resided in primary residence for 19 years Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175766	e88669ab-fa61-e911-bdd2-f4e9d4a75ba2	1684		QM/Agency Safe Harbor		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 8.45 months reserves, loan qualified with 42.10 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 76 months payment history with no late payments reported Years in Field Borrower has 27 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175766	b15e9f42-fb61-e911-bdd2-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided.	04/25/2019: Please rescind, CU score of 2 on XXXX UCDP (pg 613 of loan file)	04/30/2019: Lender responded the CU score is a 2. Audit confirmed the CU score is a 2 per the UCDP report. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 8.45 months reserves, loan qualified with 42.10 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 76 months payment history with no late payments reported Years in Field Borrower has 27 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301175765	04be175d-2f62-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines require loan data to be resubmitted to Loan Prospector if the data changes from the time the AUS was last run. The most recent AUS in file reflects no LTV/CLTV and DTI	05/01/2019: AUS attached	05/01/2019: Audit reviewed complete AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 38.13%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 815. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 32.90%.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175765	7c94188a-7660-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	05/01/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/01/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 38.13%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 815. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 32.90%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175764	5ef4ac1d-b962-e911-bdd2-f4e9d4a75ba2	909		Not Covered/Exempt		Credit		Missing AUS results	AUS in file is missing the LTV, DTI ratios.	05/01/2019: AUS attached.	05/01/2019: Audit reviewed complete AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.60% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 91.00 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175764	9b9db0c0-f261-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The Lender's Guidelines require loan data to be resubmitted to Loan Prospector if the data changes from the time the AUS was last run. The most recent AUS in file does not reflect the LTV/CLTV and DTI values.	05/01/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/01/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.60% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 91.00 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175763	f2b20fbd-2c62-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	Missing 1008 or Underwriter Approval. The AUS in file is missing the LTV/CLTV/DTI calculations.	05/02/2019: Can you please clarify the calculations used to determine where there figures quoted are derived from ($XXXX.XX for the subject property and $XXXX.XX for the primary residence). Also no rental income was utilized for qualification.
05/07/2019:  Maximum DTI allowed is 50%.  Audit DTI of 46.31% is acceptable. Condition cleared. 05/04/2019: Lender requested where figures for audit calculations were derived from.  Audit calculations were taken from final 1003 and 1008.  Both the 1003 and 1008 shows PITIA of $XXXX.XX for primary residence and reflects net rental income of $XXXX for REO property XXXXXXXXXXXX. The PITIA for subject property of $XXXX.XX plus negative rental income of rental property of $XXX.XX results in a total negative rental income of $XXXX.XX. Audit remains.05/02/2019:  Received AUS findings with all missing items provided, DTI 44%.  Per Client overlay the maximum DTI is 45%.  Audit DTI 46.31% due to rental income calculation of $XXXX.XX vs. $XXXX.XX and primary residence of $XXXX.XX vs. $XXXX.XX.  Condition remains.
												Years on Job Borrower has 6 years on job CLTV is lower than guideline maximum Overlay maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum AUS require 2.22 months reserves, loan qualified with 56.50 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175763	55fea1a3-8c60-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Years on Job Borrower has 6 years on job CLTV is lower than guideline maximum Overlay maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum AUS require 2.22 months reserves, loan qualified with 56.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175763	5d69e27d-8a60-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 4.	04/25/2019: CDA - XXX	04/30/2019: A CDA provided reflecting a value of $XXXXXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Years on Job Borrower has 6 years on job CLTV is lower than guideline maximum Overlay maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum AUS require 2.22 months reserves, loan qualified with 56.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175762	2f1465b1-2462-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	Missing AUS results. AUS results in the loan file are incomplete.		05/02/2019: Received AUS findings with missing information provided. Condition cleared.	CLTV is lower than guideline maximum UW guides CLTV is 80%, loan qualified with CLTV of 35.80%. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 34.24%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 816.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175762	68a44330-5461-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	CLTV is lower than guideline maximum UW guides CLTV is 80%, loan qualified with CLTV of 35.80%. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 34.24%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 816.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175762	c326c374-5361-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 3.		04/24/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	CLTV is lower than guideline maximum UW guides CLTV is 80%, loan qualified with CLTV of 35.80%. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 34.24%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 816.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175756	73f21f93-f761-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines require loan data to be resubmitted to Loan Prospector if the data changes from the time the AUS was last run. The most recent AUS in file does not reflect the LTV/CLTV and DTI values.		05/02/2019: Received AUS findings with missing information provided. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 91.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 31.10% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 790				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175756	738dccb5-1a62-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 91.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 31.10% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 790				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175756	a7db0507-f361-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	CDA Report missing on file. CU Risk Score 3.2		04/24/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 91.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 31.10% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 790				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175753	8a074805-2961-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Full Documentation Loan is full documentation. Years in Field Borrower has 6 years in field. Reserves are higher than guideline minimum UW Guides required 80.19 months reserves, borrower qualified with 116.20 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175753	de5af52a-2961-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		04/23/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	Full Documentation Loan is full documentation. Years in Field Borrower has 6 years in field. Reserves are higher than guideline minimum UW Guides required 80.19 months reserves, borrower qualified with 116.20 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175750	e092fac9-4c61-e911-bdd2-f4e9d4a75ba2	1684		QM/Agency Safe Harbor		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum Overlay Guides with maximum 45% DTI; loan qualified with 40.05% DTI LTV is lower than guideline maximum Overlay Guides with maximum 80% LTV; loan qualified with 42.09% LTV Reserves are higher than guideline minimum UW Guides with minimum 1 month reserves; loan qualifed with 341 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175750	7d7434a9-3e61-e911-bdd2-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA was not provided.		04/23/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	DTI is lower than guideline maximum Overlay Guides with maximum 45% DTI; loan qualified with 40.05% DTI LTV is lower than guideline maximum Overlay Guides with maximum 80% LTV; loan qualified with 42.09% LTV Reserves are higher than guideline minimum UW Guides with minimum 1 month reserves; loan qualifed with 341 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177176	e7604115-e361-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk not in file.	05/01/2019: CDA - XXX	05/01/2019: A CDA report reflecting a value $XXXXXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.04/23/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has a variance which is greater than maximum tolerance variance threshold of 10%. Due diligence firm to order CDA report. Exception remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177175	9c9db0c0-f261-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.4.		04/25/2019: The AVM report value of $XXXXXX to appraisal value of $XXXXXX is acceptable per Client since confidence factor is within guidelines. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179984	cb3e3986-ed6a-e911-bdd2-f4e9d4a75ba2	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	LE figures in Calculating Cash to Close section of closing CD does not match figures of most recent LE in file dated XX/XX/XXXX. Provide corrected CD and LOE to the Borrower.	05/01/2019: PCCD AND LOX	05/01/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. Non-material per SFIG guidance, loan will be graded a B for all agencies	Years in Primary Residence 4.5 years in Primary residence per Fraud Report No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 76 total months payment history with no late payments reported. Years Self Employed Borrower has been Self Employed for 5 years per Secretary of State Business website				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301179984	a0afdf83-cd6a-e911-bdd2-f4e9d4a75ba2	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	AUS required signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business tax returns not provided.	05/01/2019: This was a XXXXXXXXXXXXX conventional loan with tax transcripts so signatures should not be required per agency guidelines	05/01/2019: Audit concurs with the Lender Rebuttal, and has determined that XXXX/XXXX Tax Transcripts in lieu of executed Tax Returns are deemed acceptable per agency alternatives for borrower's signature on tax return requirements. Condition cleared.	Years in Primary Residence 4.5 years in Primary residence per Fraud Report No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 76 total months payment history with no late payments reported. Years Self Employed Borrower has been Self Employed for 5 years per Secretary of State Business website				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179984	23dcdcb3-cd6a-e911-bdd2-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	AUS required signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed personal tax returns not provided.	05/01/2019: This was a XXXXXXXXXXXXX conventional loan with tax transcripts so signatures should not be required per agency guidelines	05/01/2019: Audit concurs with the Lender Rebuttal, and has determined that XXXX/XXXX Tax Transcripts in lieu of executed personal Tax Returns are deemed acceptable per agency alternatives for borrower's signature on tax return requirements. Condition cleared.	Years in Primary Residence 4.5 years in Primary residence per Fraud Report No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 76 total months payment history with no late payments reported. Years Self Employed Borrower has been Self Employed for 5 years per Secretary of State Business website				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179984	09083912-d16a-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU risk score is 4.5	05/07/2019: AVM - XXX05/01/2019: LCA	05/08/2019 –The AVM report value of $XXXXXX.XX, to appraisal value of $XXXXXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.05/01/2019: Audit reviewed LCA findings, and has determined that a CDA report is required to validate Appraisal. Condition remains.	Years in Primary Residence 4.5 years in Primary residence per Fraud Report No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 76 total months payment history with no late payments reported. Years Self Employed Borrower has been Self Employed for 5 years per Secretary of State Business website				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177160	efa9cb7e-6861-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. No CU risk score provided.		04/23/2019: The AVM report value of $XXXXXX to appraisal value of $XXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179982	b4bda3d4-866a-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU risk score not provided.		05/08/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177159	d999f284-e961-e911-bdd2-f4e9d4a75ba2	1		Not Covered/Exempt		Credit		General Credit Exception	Evidence of P&I for property #3 on the final loan application not provided. Additional conditions may apply.	4/23/2019: CD from recent transaction	04/24/2019: Received closing disclosure verifying PITI. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 29.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 Years on Job Borrower has 11.2 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177159	72eb694f-e861-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.		04/24/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 29.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 Years on Job Borrower has 11.2 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177159	ba61c698-ea61-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk score not provided in file.		05/01/2019: A CDA report reflecting a value $XXXXXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.04/23/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has a variance which is greater than maximum tolerance variance threshold of 10%. Due diligence firm to order CDA report. Exception remains.	Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 29.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 Years on Job Borrower has 11.2 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177157	7c7fcc63-7761-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.		04/25/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177153	279a9afd-0762-e911-bdd2-f4e9d4a75ba2	29		Not Covered/Exempt		Credit		Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XXXXXX.XX less cash to close $XXXXXX.XX and reserves of $XXXX.XX results in $XXXXXX.XX shortage of funds to close.		04/24/2019: Received closing disclosure verifying refinance of REO #2, lien paid and netting sufficient cash to close. Condition cleared.	Years in Primary Residence Borrower has resided in primary residence for 9.5 years Years on Job Borrower has 11.2 years on job. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301177153	7ed017e2-0262-e911-bdd2-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Missing CD/HUD from refinance of REO #2 on final application to evidence mortgage item #3 was paid in full. Missing evidence of new PITI for refinance of REO # 2 as listed on final application. Additional conditions may apply		04/24/2019: Received closing disclosure verifying refinance of REO #2. PITI verified. Condition cleared.	Years in Primary Residence Borrower has resided in primary residence for 9.5 years Years on Job Borrower has 11.2 years on job. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177153	de486537-cd61-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. No CU Risk assessed.		04/23/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Years in Primary Residence Borrower has resided in primary residence for 9.5 years Years on Job Borrower has 11.2 years on job. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177151	08dfb1cd-d361-e911-bdd2-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	Client Overlay Exception, Client to Review. The Lender requires a DTI of 45%. DU reflects a DTI of 46.30%. Actual DTI is 45.70%. Lender used estimated taxes and insurance for subject.	05/07/2019: XXXX 216 is not required by AUS. Please clear.04/30/2019: AUS	05/07/2019: Audit reviewed the Lender Rebuttal, and has determined that operating income (216) is not required. Condition cleared. 05/04/19: Loan file is missing XXXX form 216 for the monthly operating income on subject property. Condition maintained. 04/30/2019: Audit reviewed income, and has determined that with SSI income included, the DTI is now 37.26%. However, revised AUS reflects a DTI of 15.90%. Loan file is missing XXXX form 216 for the monthly operating income on subject property. Condition remains.	FICO is higher than guideline minimum UW Guides require a FICO score of 680 loan qualified with FICO of 721. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.70 months reserves. Years Self Employed Borrower has 28.9 years Self Employed.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301177151	eb3d7e7d-d261-e911-bdd2-f4e9d4a75ba2	25		Not Covered/Exempt		Credit		Failure to obtain Appraisal Completion Certificate (442)	Failure to obtain Appraisal Completion Certificate (442). Appraisal completed subject to evidence of split of XX acres as reflected in the Purchase Contract.	04/30/2019: Appr	04/30/2019: Audit reviewed corrected Appraisal, and has determined that said document reflects "as is" and is deemed acceptable. Condition cleared.04/24/2019: Audit reviewed AUS findings provided. Lender used $XXX.XX/month for property taxes to obtain 44.32% DTI vs. actual taxes of $XXX.XX/month per pages 3 & 46. Condition remains.	FICO is higher than guideline minimum UW Guides require a FICO score of 680 loan qualified with FICO of 721. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.70 months reserves. Years Self Employed Borrower has 28.9 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177148	0b496f5d-bf62-e911-bdd2-f4e9d4a75ba2	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Missing XXXX YTD and XXXX Balance Sheet for Schedule C Business.	4/23/2019: The Schedule C is for rideshare driving. We are not using income and hit for loss. Please waive.	04/24/2019: Audit reviewed lender’s rebuttal and original loan file. The subject loan is underwritten to AUS findings and overlays. Neither AUS nor overlay require P&L and balance sheet. Condition rescinded.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99 total months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 172 months reserves Years on Job Borrower has 21.5 years on job per VVOE				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301177148	e30a20a5-b962-e911-bdd2-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. XXXX and XXXX signed returns not provided.	4/23/2019: We have the XXXX& XXXXX unsigned returns and transcripts in file, so signed returns should not be required.	04/24/2019: Audit reviewed lender’s rebuttal and original loan file. The subject loan is underwritten to AUS findings and overlays. Per AUS findings, self-employed income must be supported by personal and business tax returns except in the case the borrower is being qualified using only income that is not derived from self-employment. Schedule C loss was deducted from salary. Neither AUS nor overlay require signed personal tax returns. IRS transcripts provided. Condition rescinded.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99 total months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 172 months reserves Years on Job Borrower has 21.5 years on job per VVOE				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301177148	2f157dcf-b962-e911-bdd2-f4e9d4a75ba2	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Missing XXXX YTD and XXXX P&L Statement for Schedule C Business.	4/23/2019: The Schedule C is for rideshare driving. We are not using income and hit for loss. Please waive.	04/24/2019: Audit reviewed lender’s rebuttal and original loan file. The subject loan is underwritten to AUS findings and overlays. Neither AUS nor overlay require P&L and balance sheet. Condition rescinded.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99 total months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 172 months reserves Years on Job Borrower has 21.5 years on job per VVOE				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301175749	f4177dea-2f61-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	File is missing the Third Party Fraud tool	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Years on Job Borrower has 8 years on job FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 31.09 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175749	fc990132-1161-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 5.0.		04/23/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	Years on Job Borrower has 8 years on job FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 31.09 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175748	7ef1be13-4561-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.94%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175747	78b3d83b-8261-e911-bdd2-f4e9d4a75ba2	35		Not Covered/Exempt		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXXXXX The loan amount is $XXXXXX which leaves a shortage of hazard insurance coverage for $XXXXXX A cost estimator from the insurer was not provided.		05/02/2019: Received replacement cost estimator. Insurance coverage is sufficient. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 97.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 33.38% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175747	575b7c3a-7e61-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines require loan data to be resubmitted to Loan Prospector if the data changes from the time the AUS was last run. The most recent AUS in file does not reflect the LTV/CLTV and DTI values.		05/02/2019: Received AUS findings with missing information provided. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 97.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 33.38% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175747	9b68224f-8061-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 97.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 33.38% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175747	ad3ed524-8261-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	CDA Report Missing on file. CU Risk Score 3.2		04/23/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 97.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 33.38% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175742	4c6208de-0362-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines require loan data to be resubmitted to Loan Prospector if the data changes from the time the AUS was last run. The most recent AUS in file does not reflect the LTV/CLTV and DTI values		05/02/2019: Received AUS findings with missing information provided. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 3.28 months reserves, loan qualified with 42.17 months reserves Years on Job Borrower has 5 years on job Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175742	b1639bd1-0262-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 3.28 months reserves, loan qualified with 42.17 months reserves Years on Job Borrower has 5 years on job Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175742	1cfbbc40-0562-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		04/23/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 3.28 months reserves, loan qualified with 42.17 months reserves Years on Job Borrower has 5 years on job Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175741	97da0fb9-4b61-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines require loan data to be resubmitted to Loan Prospector if the data changes from the time the AUS was last run. The most recent AUS in file reflects no LTV/CLTV and DTI.		05/02/2019: Received AUS findings with missing information provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21.70 months reserves Years in Field Borrower has 12 years in field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175741	683a7677-4b61-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21.70 months reserves Years in Field Borrower has 12 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175737	4e622fd2-b662-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Years in Field Borrower has 42 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175737	7c10bcfc-bf62-e911-bdd2-f4e9d4a75ba2	2654		Not Covered/Exempt		Credit		Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of taxes and insurance on 3rd REO property on Final 1003.	5/1/2019: The amount for taxes and insurance for property XXXXXXXXXXX of $XXX.XX is based off estimates using the market value of $XXXXXX. Taxes = XXXXXX x .0125 / 12 = $XXX.XX. Insurance = XXXXXX x .0035 / 12 = $XXX.XX. While these amounts are estimates they are considered conservative since the property is owned by a business and not a direct liability of the borrower. County property record confirmed property is owned by XXXXXXXXXXXXXXXXX. Property was built in XXXX so the taxes would have to be calculated using an estimate. The current taxes listed on the county printout are $XX.XX/mo.	05/02/2019: Audit consulted with management and has determined the lender's calculation for taxes and insurance are acceptable. Condition cleared.	Years in Field Borrower has 42 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175737	9d39cec2-b662-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing Appraisal Review - DU Score of 4.7	04/25/2019: CDA - XXX	04/30/2019: A CDA provided reflecting a value of $XXXXXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Years in Field Borrower has 42 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175733	6953180d-0862-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines require loan data to be resubmitted to Loan Prospector if the data changes from the time the AUS was last run. The most recent AUS in file does not reflect the LTV/CLTV and DTI values.		05/02/2019: Received AUS findings with missing information provided. Condition cleared.	FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 771 Reserves are higher than guideline minimum AUS require 2.68 months reserves, loan qualified with 124.10 months reserves Years on Job Borrower has 10 years on job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175733	33f0f831-0862-e911-bdd2-f4e9d4a75ba2	1500		Not Covered/Exempt		Credit		Missing Business Tax Returns	The AUS in file required signed, dated individual tax returns, with all applicable tax schedules for the most recent two years since the borrower has been self-employed for less than 5 years. Signed business returns not provided for XXXX.
05/02/2019: Schedule C of the borrower's XXXX 1040s show this self-employment as a "XXXXXXXXXXXXX", there was no income claimed and only a small loss for startup costs. As no income was used, an additional year of 1040s should not be required. To further support this, I have attached a tax transcript received from the IRS showing no additional self employed income was claimed in XXXX. Please review and clear this condition.5/1/2019:  This requirement is only required if we are utilizing self-employed income. We are only qualifying this borrower based on their W2 income at their primary employment. Please review to have this finding waived.
											05/04/2019: Lender provided XXXX IRS transcript and responded that self-employment income was not used to qualify. Audit verified the XXXX tax transcript reflected no schedule C income for XXXX and income was not used in qualification. Condition cleared. 05/02/2019: Audit reviewed lender's rebuttal and disagrees. Two years personal tax returns are required. Condition remains.	FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 771 Reserves are higher than guideline minimum AUS require 2.68 months reserves, loan qualified with 124.10 months reserves Years on Job Borrower has 10 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175733	76566a19-0862-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 771 Reserves are higher than guideline minimum AUS require 2.68 months reserves, loan qualified with 124.10 months reserves Years on Job Borrower has 10 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175733	de5e41ee-0562-e911-bdd2-f4e9d4a75ba2	75		Not Covered/Exempt		Credit		Non-Arms Length Transaction	Documentation provided in the loan file indicates the borrower is a part time XXXXXXXXXX for the XXXXXXXXXXXXXX company listed on the CD and is the Contact Person listed, this relation was not disclosed making the loan a Non-Arms Length Transaction.	5/1/2019: The borrower is listed on the CD as the XXXXXXXXXXXXX for the borrower (herself), I would not consider a relationship between the borrower and herself to deem this transaction to be non-arm's length. There is no evidence of a relationship between the borrower and the seller.	05/02/2019: Audit reviewed lender's rebuttal and agrees. The transaction is arms-length. Condition rescinded.	FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 771 Reserves are higher than guideline minimum AUS require 2.68 months reserves, loan qualified with 124.10 months reserves Years on Job Borrower has 10 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301175732	b14eedf6-3d61-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 41.05%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175732	ee73bfa4-3d61-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		04/23/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 41.05%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175731	d2cff914-3446-4cec-bd8d-d26cc505a546	3312		Not Covered/Exempt		Compliance		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXXXXX.XX vs. actual $XXXXXX.XX, an over disclosure of $XXXX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		05/02/2019: Audit recalculated fees based on information provided. CD amount financed $XXXXXX.XX vs. actual amount financed $XXXXXX.XX a difference of $XXX.XX. (prepaid finance charge <$XXX.XX>. Loan passes compliance testing	Full Documentation Loan is full documentation. Reserves are higher than guideline minimum UW Guides require 11.02 months reserves, borrower qualified with 23.20 months reserves. Years on Job Borrower has 10 years on job.				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301175731	a2fba703-c5ff-47ed-8c9a-52d58c21740f	3210		Not Covered/Exempt		Compliance		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as $XXXXXX.XX vs. actual Finance Charge of $XXXXXX.XX. An under disclosure of $XXXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.		05/02/2019: Audit recalculated fees based on information provided. CD finance charge $XXXXXX.XX vs. actual finance charge $XXXXXX.XX an over disclosure of $XXX.XX. Loan passes compliance testing.	Full Documentation Loan is full documentation. Reserves are higher than guideline minimum UW Guides require 11.02 months reserves, borrower qualified with 23.20 months reserves. Years on Job Borrower has 10 years on job.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175731	86e598d2-b162-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Full Documentation Loan is full documentation. Reserves are higher than guideline minimum UW Guides require 11.02 months reserves, borrower qualified with 23.20 months reserves. Years on Job Borrower has 10 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175730	f8c051bc-4361-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 3.48 months reserves, borrower qualified wih 27.20 months reserves. Years in Field Borrower has 19 years in field. Full Documentation Loan is full documentation.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175730	cf4326a1-4361-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided, CU score is 3.2.		04/23/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 3.48 months reserves, borrower qualified wih 27.20 months reserves. Years in Field Borrower has 19 years in field. Full Documentation Loan is full documentation.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175729	16a94c89-5b61-e911-bdd2-f4e9d4a75ba2	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet the criteria for Temporary Qualified Mortgage due to missing evidence primary residence is owned free and clear.	5/1/2019: Attached is an amended declarations page showing the reason for amendment as "Eliminated Mortgagee" This information is listed at the top of page 1 next to the stars, there is also a release of this XXXXXXXXXXXXXXXX that should resolve this finding. Thanks	05/02/2019: Received amended insurance and satisfaction of mortgage. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 16.47% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 Years in Field Borrower has 13 years in field.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301175729	9785354c-5b61-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to XXX if the data changes from the time the AUS was last run. The most recent AUS in file is missing the LTV/CLTV and front and back ratios.		05/02/2019: Received AUS findings with missing information provided. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 16.47% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 Years in Field Borrower has 13 years in field.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175729	a0e251eb-5761-e911-bdd2-f4e9d4a75ba2	1692		Not Covered/Exempt		Credit		Missing Evidence REO Property is Owned Free and Clear	Hazard Insurance on Borrowers' primary residence lists a lien holder as loss payee. Provide Evidence primary residence is free & clear.	5/1/2019: Attached is an amended declarations page showing the reason for amendment as "Eliminated Mortgagee" This information is listed at the top of page 1 next to the stars, there is also a release of this XXXXXXXXXXXXXXXX that should resolve this finding. Thanks	05/02/2019: Received amended insurance and satisfaction of mortgage. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 16.47% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 Years in Field Borrower has 13 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175729	3d94d9bf-5761-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 16.47% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 Years in Field Borrower has 13 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175729	b0e133d0-5661-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	CDA Report was not provided in file.	04/25/2019: CDA - XXX	04/30/2019: A CDA provided reflecting a value of $XXXXXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 16.47% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 Years in Field Borrower has 13 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175728	35143ced-e062-e911-bdd2-f4e9d4a75ba2	35		Not Covered/Exempt		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXXXXX.XX. The loan amount is $XXXXXX.XX which leaves a shortage of hazard insurance coverage for $XXXXXX.XX. A cost estimator from the insurer was not provided.		05/02/2019: Received replacement cost estimator. Insurance coverage is sufficient. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO 680, loan qualified with FICO of 731. Full Documentation Loan qualified based on full documentation Years Self Employed Borrower has 10 years Self employed.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175728	c7691342-c462-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO 680, loan qualified with FICO of 731. Full Documentation Loan qualified based on full documentation Years Self Employed Borrower has 10 years Self employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175724	df4bd48a-1062-e911-bdd2-f4e9d4a75ba2	32		Not Covered/Exempt		Credit		Failure to obtain Income Documentation	AUS requires Form 1084- Cash Flow Analysis or Lender equivalent. File is missing this documentation.	05/02/2019: The rental income worksheet is now attached.04/30/2019: This borrower does not have a Schedule E self-employed business, but claims all of their income from rental income showing on Schedule E. If you review the XXXXXXXXXXX form 1084, there is not a place to add the income from this part of Schedule E, please advise if you would like a blank 1084 or one filled out with zeros or if we can clear this finding. Thanks.	05/04/2019: Lender provided the rental income worksheet that corresponds with the ATR Income Analysis Worksheet. Condition cleared.04/30/2019: Lender responded the borrower only has Schedule E rental income and form 1084 does not have a place to add the rental income calculation. Audit confirmed the (ATR) Ability to Repay Analysis worksheet indicates a Cash Flow Analysis and rental income worksheet. Provide the rental income worksheet that was mentioned on the Ability to Repay Analysis form as the rental income calculation for all properties was not provided on the ATR form. Condition remains.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 24 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 11.22 months reserves, loan qualified with 81.3 months reserves Years Self Employed Borrower has 30 years self employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175724	8ecbe2fa-1062-e911-bdd2-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	The final application reflects that the property #2 was refinanced with subject lender. File is missing evidence of this refinance to support new mortgage payment.	04/30/2019: Attached is the payment letter and CD as evidence of the requested refinance.	04/30/2019: Lender provided CD and payment letter for the refinance of property #2. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 24 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 11.22 months reserves, loan qualified with 81.3 months reserves Years Self Employed Borrower has 30 years self employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175724	6f2dab94-0f62-e911-bdd2-f4e9d4a75ba2	1692		Not Covered/Exempt		Credit		Missing Evidence REO Property is Owned Free and Clear	Evidence property #4 on the final application is free & clear not provided. Borrower's XXXX tax returns reflect mortgage interest paid.	04/30/2019: The REO in question ( XXXXXXXXXXXXXXXXXXX) was marked as free and clear due to this mortgage being paid off in the refinance with XX for the borrower's other rental property at XXXXXXXXXXXX. I have attached the CD showing the mortgage through XXXXXXXXX being paid off as well as the payoff statement.	04/30/2019: Lender provided CD reflecting the mortgage for property #4 was paid off with the refinance of property #2. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 24 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 11.22 months reserves, loan qualified with 81.3 months reserves Years Self Employed Borrower has 30 years self employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175724	af851f7f-da62-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA was not provided.	04/30/2019: Corrected AVM 04/25/2019: Please rescind, AVM posted to Trailing docs XX/XX	04/30/2018 –The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.04/30/2019: Lender responded AVM was provided with training docs on XX/XX; however, the AVM provided was not for the subject property. Condition remains.04/23/2019: Lender provided AVM, however, the AVM was for a different property. Exception remains.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 24 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 11.22 months reserves, loan qualified with 81.3 months reserves Years Self Employed Borrower has 30 years self employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175723	08945e72-e661-e911-bdd2-f4e9d4a75ba2	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing Third party verification of employment.	04/25/2019: This requirement would only be valid if we were utilizing income from this employment. As we did not utilize any self-employed income for the co-borrower, only qualified using the small loss this additional documentation is not required.	04/30/2019: Lender responded only co-borrowers income loss was used; therefore, a verification of employment was not required. Audit confirmed only the co-borrower's negative income loss was used and did not require verification of business. Condition rescinded.	Reserves are higher than guideline minimum AUS Guides require 0 months reserves, loan qualified with 77.80 months reserves Years on Job Borrower has 23.7 years on job Disposable Income is higher than guideline minimum AUS Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301175723	ca201b07-7c61-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Verification of the Co-borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.	04/25/2019: This requirement would only be valid if we were utilizing income from this employment. As we did not utilize any self-employed income for the co-borrower, only qualified using the small loss this additional documentation is not required.	04/30/2019: Lender responded only co-borrowers income loss was used; therefore, a verification of employment was not required. Audit confirmed only the co-borrower's negative income loss was used and did not require verification of business. Condition rescinded.	Reserves are higher than guideline minimum AUS Guides require 0 months reserves, loan qualified with 77.80 months reserves Years on Job Borrower has 23.7 years on job Disposable Income is higher than guideline minimum AUS Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301175723	fa65f8dd-e361-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines require loan data to be resubmitted to Loan Prospector if the data changes from the time the AUS was last run. The most recent AUS in file does not reflect the LTV/CLTV and DTI values.	04/25/2019: AUS findings now attached.	04/30/2019: Lender provided the full AUS results. Condition cleared.	Reserves are higher than guideline minimum AUS Guides require 0 months reserves, loan qualified with 77.80 months reserves Years on Job Borrower has 23.7 years on job Disposable Income is higher than guideline minimum AUS Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175723	de968ebc-7761-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report. Additional conditions may apply.	05/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum AUS Guides require 0 months reserves, loan qualified with 77.80 months reserves Years on Job Borrower has 23.7 years on job Disposable Income is higher than guideline minimum AUS Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175722	adb72c9e-8f60-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LPA if the data changes from the time the AUS was last run. The most recent AUS in file is missing LTV, CLTV and DTI.	04/25/2019: AUS findings now attached.	04/30/2019: Lender provided full AUS results. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 25.89% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 Years in Field Borrower has 26 years in field.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175722	b4aee5cb-a760-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	05/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 25.89% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 Years in Field Borrower has 26 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175721	83c765d5-fe61-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines require loan data to be resubmitted to Loan Prospector if the data changes from the time the AUS was last run. The most recent AUS in file does not reflect the LTV/CLTV and DTI values.	04/25/2019: AUS findings are now attached.	04/30/2019: Lender provided full AUS results. Condition cleared.	Years on Job Borrower has 4 years on job. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXXX in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175721	cda06b57-a962-e911-bdd2-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Loan is missing mortgage payment history, P&I, taxes, and insurance and lease for property #3 from the REO schedule. The lender listed on credit report does not match the CD provided for this property for lender name or high credit amount. Appears that XXXXXX mortgage (closed loan) was original lender on credit report. Obtain documentation of Principal and interest, taxes, insurance and Homeowner Association fees for the property secured by XXXXXXXXXXXXXXXXXXX. AUS to be re-run with corrected information. Additional conditions may apply.
04/25/2019: Based on the CD in file, the original lender was  XXXXXXXXXXX, which must have sold the loan to  XXXXXXXXX, if you review item #52 on the credit report, you will see a  XXXXXXXXXX mortgage originated XX/XXXX for XXXX which matches the CD originally provided. It reported for 8 months, then the loan was refinanced with  XXXXXXXXX in XX/XXXX under loan #XXXXxxxxx showing as item #3 on the credit report. I have also attached the CD from this refinance showing the loan is impounded so the figure on the credit report includes PITI and shows the HOA dues of $XXX are accurate. Lease also attached.
											04/30/2019: Lender provided explanation for mortgage history on credit report for property #3 and provided CD for the refinance of property which included escrows for verification of PITIA along with lease agreement. Condition cleared.	Years on Job Borrower has 4 years on job. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXXX in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175721	ac197208-ff61-e911-bdd2-f4e9d4a75ba2	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of breakdown of taxes and insurance for properties #2, #3 and #4 on the final application not provided on the mortgage statements. Obtain documentation of taxes and insurance. Additional conditions may apply.
05/02/2019: Please review attached evidence of taxes and insurance for property #2,3,4. Page 1 is for XXXXXXXXXXXXXXXX which confirms that escrows are included in the monthly mortgage payment. The figure of $XXXX was taken from the credit report as it was more conservative than the amount shown on the statement of $XXXX.XX. Page 3 is evidence of HOA dues. Page 4-5 is the settlement statement from the purchase, the yearly tax figure is shown, this property has master HOA homeowners insurance included, there is no separate fee for insurance (no insurance payments listed on the settlement statement provided). Page 6 is the mortgage statement for XXXXXXXXXXXXXX XX which confirms escrows are included in the mortgage payment amount of $XXXX.XX. Escrow specifies "(Taxes AND Insurance)". To further support the taxes and insurance are included in the escrow payment the CD from the purchase was included on pages 9-13. Evidence of HOA dues for this property is located on pages 7-8. Page 14 is the mortgage statement for  XXXXXXXXXXXXXXXXXX which confirms escrows are included in the total mortgage payment of $XXXX.XX. Pages 16 and 17 are the settlement statement from the purchase of this property which confirms the taxes and insurance are included in the escrowed amount on the mortgage statement. Page 15 are evidence of the HOA dues.
											05/04/2019: Lender provided verification of PITIA for properties #2, #3 and #4. Condition cleared.	Years on Job Borrower has 4 years on job. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXXX in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175721	1bd7b389-fc61-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	05/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Years on Job Borrower has 4 years on job. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXXX in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175721	69cf6cd6-fa62-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA was not provided.		04/23/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	Years on Job Borrower has 4 years on job. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXXX in disposable income. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175720	22f9c70e-0962-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	05/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 10 months reserves, loan qualified with 41.90months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 99 months payment history with no late payments reported Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175719	605a2925-3661-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines require loan data to be resubmitted to Loan Prospector if the data changes from the time the AUS was last run. The most recent AUS in file reflects no LTV/CLTV and DTI.	04/25/2019: AUS is now attached.	04/30/2019: Lender provided complete AUS results. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 34 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.10 months reserves Years in Field Borrower has 37 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175719	b9828fe5-3561-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	05/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 34 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.10 months reserves Years in Field Borrower has 37 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175719	b39afa3d-3661-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	04/25/2019: CDA - XXX	04/30/2019: CDA provided reflecting a value of $XXXXXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 34 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.10 months reserves Years in Field Borrower has 37 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175718	615a2925-3661-e911-bdd2-f4e9d4a75ba2	35		Not Covered/Exempt		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXXXXX.XX The loan amount is $XXXXXX which leaves a shortage of hazard insurance coverage for $XXXXX.XX A cost estimator from the insurer was not provided.	5/3/2019: Cost estimator now attached	05/06/2019: Received replacement cost estimator. Insurance coverage is sufficient. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 36.73% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175718	eaba0535-2a61-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	05/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 36.73% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175716	3f7a1204-7460-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	05/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Years in Field Borrower has 35 years in field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.73				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175716	9d278f7a-2662-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		04/24/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Years in Field Borrower has 35 years in field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.73				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175715	19c37e87-d761-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	05/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Years in Field Borrower has 23 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 28 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 38 months reserves, loan qualified with 82 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175715	2437c4af-d761-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		04/24/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Years in Field Borrower has 23 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 28 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 38 months reserves, loan qualified with 82 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175711	fe252a78-0589-4675-b5c8-9477c558a81d	3313		Not Covered/Exempt		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Rescindable Transactions. The Closing Disclosure reflects an Amount Financed of $XXXXXX.XX vs. actual $XXXXXX.XX, an over disclosure of $XXXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	05/08/2019: Please review attached Prepaid Finance Charges Worksheet. Please review which fees are included as finance charges and how we apply lender credits. Provident Funding applies lender credits to the total of all the non-apr fees first which is $XXXX and then the remaining credit of $XXXX.XX is then applied to the total of the APR fees. Total credit matches CD Block J - Lender Credits of $XXXX.XX. Please review to rerun testing with information provided.	05/09/2019: Lender provided prepaid finance charge worksheet that verified lender's credit toward prepaid finance charges. Condition cleared.04/19/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 19.21 months’ reserves, loan qualified with 22.20 months’ reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.06% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301175711	7c6b1c16-a11b-4052-8be8-1cda58ba5cbd	3211		Not Covered/Exempt		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXXXXX.XX vs. actual Finance Charge of $XXXXXX.XX. An under disclosure of $XXXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	05/08/2019: Please review attached Prepaid Finance Charges Worksheet. Please review which fees are included as finance charges and how we apply lender credits. Provident Funding applies lender credits to the total of all the non-apr fees first which is $XXXX and then the remaining credit of $XXXX.XX is then applied to the total of the APR fees. Total credit matches CD Block J - Lender Credits of $XXXX.XX. Please review to rerun testing with information provided.	05/09/2019: Lender provided prepaid finance charge worksheet that verified lender's credit toward prepaid finance charges. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 19.21 months’ reserves, loan qualified with 22.20 months’ reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.06% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175711	76b19e9b-a462-e911-bdd2-f4e9d4a75ba2	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to the DU in file requiring the most recent tax return with all of Schedule E, including all attachments or a copy of the current lease agreements.	04/25/2019: Attached are all applicable statements tied to the borrower's XXXX 1040s.	04/30/2019: Lender provided tax statements for XXXX tax returns. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 19.21 months’ reserves, loan qualified with 22.20 months’ reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.06% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301175711	1c7a986c-0762-e911-bdd2-f4e9d4a75ba2	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Broker.	05/09/2019: Can you please elaborate or explain the need for this documentation? I do not see any sign of an affiliation within the file that would require this disclosure.	05/10/2019: Lender requested explanation why the Affiliated Business Disclosure is required. Audit response, verification is needed there are no Affiliations with an Affiliated Business Disclosure or an attestation of no affiliates for this loan. Condition remains.Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 19.21 months’ reserves, loan qualified with 22.20 months’ reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.06% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301175711	0bae569b-0762-e911-bdd2-f4e9d4a75ba2	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Missing current lease agreement for all rental properties, except subject, located on XXXX Schedule E part I. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.	04/25/2019: As this loan as is meets agency requirements based upon Schedule E reflecting a full year of rental income, (XXXXXXXXXXX B3-3.1-08) is there a way to clear this finding without obtaining the additional lease agreements? Possibly downgrading the score of the loan?	05/08/2019: Audit confirmed XXXX guidelines require either the most current tax returns with schedule E or lease agreements. The loan file contained the most current tax return with schedule E; therefore, the lease agreements were not required. Condition rescinded.04/30/2019: Lender responded they would like to downgrade this finding; however, the lease agreements are a XX requirement and can't be downgraded. Condition remains.	Reserves are higher than guideline minimum UW Guides require 19.21 months’ reserves, loan qualified with 22.20 months’ reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.06% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301175711	b18bbeae-0762-e911-bdd2-f4e9d4a75ba2	35		Not Covered/Exempt		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXXXXX, with extended replace cost of $XXXXX. The loan amount is $XXXXXX which leaves a shortage of hazard insurance coverage for $XXXXX. A cost estimator from the insurer was not provided.	05/08/2019: Attached replacement cost estimator from insurer reflecting a replacement value of $XXXXXX.	05/09/2019: Lender provided replacement cost estimator. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 19.21 months’ reserves, loan qualified with 22.20 months’ reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.06% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175711	e981dea1-0862-e911-bdd2-f4e9d4a75ba2	914		Not Covered/Exempt		Credit		Missing income documentation	Tax reruns for XXXX is missing statement 10 & 11 for Schedule E. Additional conditions may apply.	04/25/2019: Attached are the Federal Statements from the XXXX 1040s.	04/30/2019: Lender provided statement 10 & 11 for XXXX tax returns. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 19.21 months’ reserves, loan qualified with 22.20 months’ reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.06% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175711	ca1069b7-0762-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	05/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 19.21 months’ reserves, loan qualified with 22.20 months’ reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.06% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175710	64780d82-6160-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines require loan data to be resubmitted to Loan Prospector if the data changes from the time the AUS was last run. The most recent AUS in file does not reflect the LTV/CLTV and DTI values.	04/25/2019: The AUS is now attached.	04/30/2019: Lender provided complete AUS. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 41.50 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 28 months payment history with no late payments reported Years in Field Borrower has 18 years Self Employed				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175710	9b1a8873-6260-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	05/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 41.50 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 28 months payment history with no late payments reported Years in Field Borrower has 18 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175709	b9976788-3262-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines require loan data to be resubmitted to Loan Prospector if the data changes from the time the AUS was last run. The most recent AUS in file reflects no LTV/CLTV and DTI.	04/25/2019: LP Feedback is now attached.	04/30/2019: Lender provided complete AUS results. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 30.30%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 815. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 73.22%.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175709	b5f2d194-5861-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	05/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 30.30%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 815. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 73.22%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175709	181974c2-5a61-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	04/25/2019: Please rescind, CU score of 2.5 on XXXX UCDP (pg 547 of loan file)	04/30/2019: Lender responded the CU score is 2.5 on XXXX UCDP. Audit confirmed the CU score is 2.5. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 30.30%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 815. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 73.22%.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301027671	72a2a7d2-d159-4fa1-abc1-fc35eb604afa	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX.		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.01/25/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 40.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.24%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301027671	e8afbaaf-148d-4ba5-b75f-baf7ba80898a	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided		04/26/2019: Investment business transaction not subject to TRID/RESPA rule. Finding rescinded.01/25/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 40.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.24%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301027671	9e7faa5c-cb20-e911-bd2f-f4e9d4a75a52	24		Not Covered/Exempt		Credit		Missing appraisal	Appraisal not provided, a fee for a second appraisal was charged to the Borrower on the final Closing Disclosure.	01/31/2019: Both Appraisals	01/31/2019: Audit reviewed the Second Appraisal, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 40.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.24%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301136549	6ea516b4-db44-e911-bdd2-f4e9d4a75ba2	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The Homeowner's Insurance Premium and Property Taxes in section H of the final Closing Disclosure do not reflect the name of the payee and the government entity assessing the tax and Section F Prepaids section does not list number of months Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid. Provide a letter of explanation and re-disclosure of the correct information.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 28.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.17% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 682				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301136549	619336aa-6f1c-4f46-86d8-24d4911fb5d1	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certification Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 28.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.17% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 682				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301136549	8639a7fe-24c2-461c-b8e8-dd3ad0957f3d	3254		Not Covered/Exempt		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license ID number of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 28.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.17% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 682				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301136549	f7b80f4c-dd44-e911-bdd2-f4e9d4a75ba2	1659		Not Covered/Exempt		Credit		Ineligible Transaction	Client Overlay Exception, Client to Review – Transaction is ineligible due to client overlay disallowance of investor occupancy.	03/26/2019: XXX will acknowledge given the low LTV	03/26/2019: Audit acknowledges the client approved guideline exception for occupancy status outside Client guidelines. Loan will be rated a B.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 28.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.17% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 682				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301136549	76dd7f12-4547-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	AUS in file reflects income derived from self-employed activities, however, borrower qualified using capital gains income. Need updated DU reflected correct income source.	03/19/2019: AUS ran with capital gains - item #20	03/19/2019: Audit reviewed the updated AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 28.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.17% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 682				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301136549	f60878a1-2544-e911-bdd2-f4e9d4a75ba2	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	03/18/2019: DU was run with the income showing correctly as only needing 2 years tax returns for capital gains. Subject loan is a XXXX XXXXXXXXXXX (not a Jumbo product) and meets agency guidelines and DU findings. Please kindly waive this condition.	03/18/2019: Audit reviewed the Lender Rebuttal, and has determined that AUS does NOT require business returns due to same business owned more than 5 years. Loan is TQM not QM. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 28.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.17% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 682				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301136549	5f45b5f6-dc44-e911-bdd2-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	03/19/2019: signed page 2 of taxes03/18/2019: DU was run with the income showing correctly as only needing 2 years tax returns for capital gains. Subject loan is a XXXX XXXXXXXXXXX (not a Jumbo product) and meets agency guidelines and DU findings. Please kindly waive this condition.	03/19/2019: Audit reviewed executed XXXX/XXXX 1040 signature pages, and has determined that documentation submitted is deemed acceptable. Condition cleared. 03/18/2019: Audit reviewed the Lender Rebuttal, and has determined that XXXX requires a two-year history of capital gains income by obtaining copies of the borrower’s SIGNED federal income tax returns for the most recent two years, including IRS Form 1040, Schedule D. Condition remains.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 28.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.17% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 682				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301136549	79f59013-2544-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.7.		03/13/2019: A CDA report reflecting a value $XXXXXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 28.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.17% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 682				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301136544	ab0a7d1f-a73b-e911-bd2f-f4e9d4a75a52	3296		QM/Agency Safe Harbor		Compliance		Closing Disclosure document error	The Property Taxes in Section F of the final Closing Disclosure was paid to the lender and not the actual government entity accessing the tax. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 62.23% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.13% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.60 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301136544	2ea07b0c-c73a-e911-bd2f-f4e9d4a75a52	3181		QM/Agency Safe Harbor		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certification fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 62.23% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.13% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.60 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301136544	67c98034-c13a-e911-bd2f-f4e9d4a75a52	16		QM/Agency Safe Harbor		Credit		Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.		03/04/2019: Received satisfactory flood certificate. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 62.23% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.13% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151066	d5466035-ba4c-e911-bdd2-f4e9d4a75ba2	3296		QM/Agency Safe Harbor		Compliance		Closing Disclosure document error	The final Closing Disclosure does not disclose a valid payee for Property Taxes, which were prepaid in Section F.		03/22/2019: This finding is deemed non-material and rated B for all Agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 24.10 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301151066	d1149e74-bb4c-e911-bdd2-f4e9d4a75ba2	4		QM/Agency Safe Harbor		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 45.02%. Due to the improper calculation of debts, the actual DTI is 48.27%. Lender removed auto loan debt with no proof payments were being made by a third party.	4/8/2019: updated DU
04/10/2019: Audit acknowledges the client approved guideline exception for DTI outside Client guidelines. Loan will be rated a B.04/09/2019:  Pending Client exception review.  Maximum DTI per Client overlay 45%04/03/2019:  Audit recalculated income and debts.  Base $XXXX/month + Schedule C $XXXX.XX = $XXXX.XX total income.  Debts $XXX.  REO (not rented) P&I $XXXX.XX + tax/insurance $XXX.XX + HOA $XXX = $XXXX.XX.  Subject property negative rent (uploaded) calculated as $XXXX.XX @ 100% less PITIA $XXXX.XX = <$XXX.XX>.  Primary residence $0.  Total debts $XXXX.XX.   Recalculated DTI 45.11% which exceeds maximum allowed of 43%.  Condition remains.03/28/2019: Audit confirmed recently paid auto was not included in DTI and auto paid by 3rd party was included since no evidence of 3rd party payments in file. It appears lender calculated subject REO rental using gross rental of $XXXX at 100%. Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 24.10 months reserves				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301151066	d4648cfd-ad4c-e911-bdd2-f4e9d4a75ba2	830		QM/Agency Safe Harbor		Credit		Failure to Obtain Housing History	Guidelines require satisfactory housing payment history for 24 months. Payment history not provided on credit report. VOM/VOR require to verify.	04/10/2019: updated AUS removing lien
04/12/2019:  Received revised AUS findings.  Loan is AUS compliant.  Condition cleared.04/09/2019:  Audit consulted with Compliance.  The AUS is invalid.  Please provide revised/updated AUS removing the mortgage on the subject property.  At present, loan is not AUS compliant.  Condition remains.04/03/2019:  Audit reviewed documents provided and fraud report.  Per fraud report, the subject was a transfer XX/XXXX to the borrower from original owner.  The existing mortgage belongs to the original owner.   The closing disclosure reflects this mortgage was paid off.  Per AUS findings, item # 16, page 43, a payment history is required.  Please provide revised/updated AUS reflecting the correct information regarding the subject property lien.  Condition remains.  03/28/2019: Lender provided LOE for borrower's primary residence stating lives rent free. VOM for subject property (private mortgage) has not been provided. Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 24.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151066	b12899df-aa4c-e911-bdd2-f4e9d4a75ba2	1689		QM/Agency Safe Harbor		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for properties #2 on the final loan application.	03/26/2019: HOA loe	03/28/20196: Lender provided attorney letter confirming HOA fee for property #2. Condition cleared. 03/27/2019: Lender provided LOE; however, did not provide verification of HOA for property #2, XXXXXXXXXXXXX. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 24.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151066	a0f78168-ab4c-e911-bdd2-f4e9d4a75ba2	1687		QM/Agency Safe Harbor		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for property #2 on the final application not provided.	03/26/2019: taxes and ins for XXX XXXXXXX XX	03/28/2019: Lender provided mortgage statement reflecting taxes and insurance included in escrow for property #2. Condition cleared. 03/27/2019: Lender provided taxes and insurance for primary residence; however, did not provide taxes for property #2, XXXXXXXXXXXXXX. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 24.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151066	daabdced-aa4c-e911-bdd2-f4e9d4a75ba2	1688		QM/Agency Safe Harbor		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for property #2 on the final application not provided.	03/26/2019: taxes and ins for XXX	03/28/2019: Lender provided mortgage statement reflecting taxes and insurance included in escrow for property #2. Condition cleared. 03/27/2019: Lender provided taxes and insurance for primary residence; however, did not provide insurance for property #2, XXXXXXXXXXXXXX. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 24.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151066	a3d223f0-9e4c-e911-bdd2-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	The CDA is missing from the loan file		03/26/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 24.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301176249	c572cd08-539a-4a1a-9a34-d5bc8d442b72	3254		Not Covered/Exempt		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	05/29/2019: PCCD and tracking	05/29/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. 05/23/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301176249	5dc7f58f-e07c-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report is not found in the file.	05/29/2019: Please rescind, CDA posted to Trailing docs XX/XX	05/29/2019: A CDA report reflecting a value $XXXXXXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301183508	bdd32476-7497-4a12-85aa-2050103d003d	3169		Not Covered/Exempt		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing. No cure.		05/09/2019: Received evidence both borrowers acknowledged initial closing disclosure. Timing requirement met. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.26% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 76.40 months reserves				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301183508	023480ec-d6c0-4e70-b94e-eb9a4b320e24	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certification in section B of the final Closing Disclosure is missing the name of the service provider. No Cure		05/09/2019: Received explanation letter, air bill, copy of check and post consummation CD adding payee to Section B and reflecting tolerance cure. Condition cleared. Loan will be rated a B. Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.26% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 76.40 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301183508	a02a6b10-7ab9-4dbb-864f-0066734e6c11	3254		Not Covered/Exempt		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID for the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		05/09/2019: Received explanation letter, air bill, copy of check and post consummation CD adding payee to Section B, license number and reflecting tolerance cure. Condition cleared. Loan will be rated a B. Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.26% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 76.40 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301183508	6533ecaf-8c47-4d66-a8e8-5387414e18a0	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	The initial Closing Disclosure is missing from the loan file.		05/09/2019: Received initial closing disclosure. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.26% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 76.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301183508	00570441-5011-47d6-a826-580c5bdbdc67	3183		Not Covered/Exempt		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.		05/09/2019: Received explanation letter, air bill, copy of check and post consummation CD adding payee to Section B and reflecting tolerance cure. Condition cleared. Loan will be rated a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.26% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 76.40 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301183508	269f17dd-d46d-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.		05/14/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.26% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 76.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172340	3d789d0c-0970-e911-bdd2-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Missing documentation supporting monthly rent of $XXXX.XX on current residence. Additional conditions may apply.	5/7/2019: VOR	05/09/2019: Received VOR verifying 45 months acceptable rental history with payment of $XXXX/month. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 77.90 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.93%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172340	aa5b5498-0870-e911-bdd2-f4e9d4a75ba2	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for REO property #1 on the final application not provided. REO located in XXXX Schedule E, however, Line 16 does not reflect taxes. Additional conditions may apply.	5/7/2019: XXXX Mortgage statement with Impounds	05/09/2019: Received mortgage statement. Statement reflects escrow payment of $XXX.XX. Insurance, page 318, is $XXX.XX/12 = $XX.XX. The remaining escrow payment may be considered taxes. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 77.90 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.93%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172340	ba52a741-a96d-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 2.6.	05/13/2019: Appraisal review	05/13/2019: The AVM report value of $XXXXXXX.XX to appraisal value of $XXXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 77.90 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 22.93%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219517	c1d8412a-4c25-47aa-960a-6f2ce2f439e5	3174		Not Covered/Exempt		Compliance		Incorrect disclosure of Origination Charges - Section A	The Discount Fee and Application Fee in section A of the final Closing Disclosure is missing the name of the payee. Provide corrected CD and letter of explanation to the Borrower.		06/13/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704. Years Self Employed Borrower has 4.58 years in Self-Employed. Reserves are higher than guideline minimum UW Guides require 5.14 months reserves, loan qualifies with 16.50 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301219517	34d7d0d1-2b72-4b33-bb2c-3ec8d97b9e58	3254		Not Covered/Exempt		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	06/18/2019: PCCD	06/19/2019: Lender provided PCCD and LOE. Non-material per SFIG guidance, loan will be graded a B for all agencies.06/13/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704. Years Self Employed Borrower has 4.58 years in Self-Employed. Reserves are higher than guideline minimum UW Guides require 5.14 months reserves, loan qualifies with 16.50 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301219517	d04d7a04-288e-e911-bdd2-f4e9d4a75ba2	840		Not Covered/Exempt		Credit		Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided. Declaration in file is not in borrower's name.		06/20/2019: Received satisfactory hazard insurance certificate. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704. Years Self Employed Borrower has 4.58 years in Self-Employed. Reserves are higher than guideline minimum UW Guides require 5.14 months reserves, loan qualifies with 16.50 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219517	0bd8d7a1-078e-e911-bdd2-f4e9d4a75ba2	909		Not Covered/Exempt		Credit		Missing AUS results	Missing AUS results, additional conditions may apply	06/18/2019: AUS-LP	06/19/2019: Lender provided AUS results. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704. Years Self Employed Borrower has 4.58 years in Self-Employed. Reserves are higher than guideline minimum UW Guides require 5.14 months reserves, loan qualifies with 16.50 months reserves.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301219517	635ff9b8-f18d-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. No CU Risk Score provided in file.		06/25/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704. Years Self Employed Borrower has 4.58 years in Self-Employed. Reserves are higher than guideline minimum UW Guides require 5.14 months reserves, loan qualifies with 16.50 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219497	790a2759-2d8e-e911-bdd2-f4e9d4a75ba2	3203		Not Covered/Exempt		Compliance		Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.	06/18/2019: PCCD	06/19/2019: Lender provided PCCD and LOE. Loan will be graded a B for all agencies 06/13/19: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 748 Years on Job Borrower has 2 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301219497	ddb4f6a6-2c8e-e911-bdd2-f4e9d4a75ba2	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for the subject property. Per the XXXX Selling Guide, copies of the current lease agreements are required when rental income is considered in qualifying a rental property.	06/18/2019: Lease	06/19/2019: Lender provided LOE and copy of lease agreement for Unit 2. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 748 Years on Job Borrower has 2 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219497	ae0ee37d-2c8e-e911-bdd2-f4e9d4a75ba2	801		Not Covered/Exempt		Credit		Misrepresentation of Occupancy
The borrower represented the subject property as being non-owner occupied.  However, the file contains several inconsistencies. The final loan application indicates that the borrower’s primary residence is a rented property. The AUS Approval cites the subject is non-owner occupied.  A signed Letter of Explanation cites that all family has moved out of the property and that all units are rented.  This letter references lease agreements to the subject that were not located in the file.  A subsequent signed letter of explanation cites that the borrower resides at the subject property with family and that lease agreements could not be utilized as they were not legitimate. The file contains a utility statement and various credit statements which reflect the subject as the borrower’s mailing address. The files contains multiple discrepancies regarding the occupancy of the subject property and whether the use of rental income to qualify was appropriate. Additional conditions may apply upon receipt.
										06/18/2019: UW LOE	06/19/2019: Lender provided LOE and copy of lease agreement for Unit 2. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 748 Years on Job Borrower has 2 years on job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301219497	aacb2b29-2e8e-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.CU Score was not available.		06/26/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 748 Years on Job Borrower has 2 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219486	c298b1c4-198e-e911-bdd2-f4e9d4a75ba2	3296		QM/Agency Safe Harbor		Compliance		Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXXXX vs. the final CD reflects Estimated Cash to Close of XXXXX. Provide corrected CD and LOE to the borrower.		06/174/2019: Final CD, page 410, calculating cash to close, LE column, $XXXXX. Final LE, page 363, reflects estimated cash to close $XXXXX. Condition rescinded. 06/13/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301219486	52cbdc16-e3a8-4898-a5d8-53439cf15fed	3181		QM/Agency Safe Harbor		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal fee and Flood Certification fee in section B of the final Closing Disclosure were missing the name of the service provider. Provide corrected CD and LOE to the borrower.		06/17/2019: Received explanation letter and post consummation closing disclosure adding payee to Section B. Condition cleared. Loan will be rated a B for all agencies.06/13/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301219486	f3f854e6-c3df-473d-933f-311b8e4c4da3	3254		QM/Agency Safe Harbor		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS and Contact name of the Mortgage Broker and the State License ID of the Settlement Agent are missing. Provide re-disclosed CD and letter of explanation. .		06/17/2019: Received explanation letter and post consummation closing disclosure adding Broker contact name and NMLS#. Settlement agent license # is missing. Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies.06/13/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301219486	15e2fb6d-c68d-e911-bdd2-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. A CU risk score unavailable.		06/25/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared